As filed with the Securities and Exchange Commission on May 1, 2019
1933 Act Registration File No. 333-56018
1940 Act File No. 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	56	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	57	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 West 61st Place
Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 677-7778
(Registrant’s Telephone Number, Including Area Code)

Clay E. Brethour
5420 West 61st Place
Mission, KS 66205
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[X]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 56 to the Registration Statement of Buffalo Funds (the “Trust”) is being filed to register Institutional Class shares as a new share class to Buffalo Discovery Fund, Buffalo Dividend Focus Fund, Buffalo Emerging Opportunities Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund, each a series of the Trust.

Subject to completion, Prospectus dated May 1, 2019

The information herein is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer or sale is not permitted.

BUFFALO FUNDS

BUFFALO DISCOVERY FUND Retail Class: (BUFTX) Institutional Class: [(ticker)]	BUFFALO HIGH YIELD FUND Retail Class: (BUFHX) Institutional Class: [(ticker)]
BUFFALO DIVIDEND FOCUS FUND Retail Class: (BUFDX) Institutional Class: [(ticker)]	BUFFALO INTERNATIONAL FUND Retail Class: (BUFIX) Institutional Class: [(ticker)]
BUFFALO EMERGING OPPORTUNITIES FUND Retail Class: (BUFOX) Institutional Class: [(ticker)]	BUFFALO LARGE CAP FUND Retail Class: (BUFEX) Institutional Class: [(ticker)]
BUFFALO FLEXIBLE INCOME FUND Retail Class: (BUFBX) Institutional Class: [(ticker)]	BUFFALO MID CAP FUND Retail Class: (BUFMX) Institutional Class: [(ticker)]
BUFFALO GROWTH FUND Retail Class: (BUFGX) Institutional Class: [(ticker)]	BUFFALO SMALL CAP FUND Retail Class: (BUFSX) Institutional Class: [(ticker)]

Prospectus

[July 1, 2019]

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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Table of Contents - Prospectus

SUMMARY SECTION

Buffalo Discovery Fund

INVESTMENT OBJECTIVE

The investment objective of the Buffalo Discovery Fund (“Discovery Fund” or the “Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class	Institutional Class
None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fee	0.15%	None
Other Expenses(1)	[…]%	[…]%
Acquired Fund Fees and Expenses(1)	[…]%	[…]%
Total Annual Fund Operating Expenses(2)	[…]%	[…]%
(1)	Because Institutional Class shares are new, Other Expenses and Acquired Fund Fees and Expenses for the Institutional Class are based on estimated amounts for the fiscal year ended March 31, 2019.
(2)
Acquired Fund Fees and Expenses represent the indirect costs of the Fund’s investments in other investment companies.  The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Discovery Fund	1 Year	3 Years	5 Years	10 Years
Retail Class	$[…]	$[…]	$[…]	$[…]
Institutional Class	$[…]	$[…]	$[…]	$[…]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction and tax costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was […] % of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

The Discovery Fund principally invests in equity securities, consisting of common stock, preferred stock, convertible securities, warrants and rights of companies whose securities may increase in value due to the development, advancement or commercial application of innovative strategies.  Companies engaged in innovative strategies are those who, in the opinion of Kornitzer Capital Management, Inc., the Fund’s investment advisor (the “Advisor” or “KCM”), are engaged in the pursuit and practical application of knowledge to discover, develop and commercialize products, services or intellectual property.  The types of companies in which the Fund may invest range across all sectors and all market capitalizations.  The Fund may have significant investments in the information technology sector.  In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

The Advisor seeks to identify companies for the Discovery Fund’s portfolio that are expected to benefit from innovation and experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Advisor may sell the Discovery Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The Discovery Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Discovery Fund’s investments may fluctuate.  If the value of the Discovery Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the Discovery Fund’s principal investment strategies are:

Market Risk – The value of the Discovery Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Discovery Fund, and you could lose money.  Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Discovery Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Discovery Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks.  Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

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Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors.  To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses.  To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile.  The potential for wide variations in performance is based on special risks common to information technology companies.  Information technology companies may have limited product lines, markets or financial resources.  Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated.  Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.  In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.  In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

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American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE

The performance information provides some indication of the risks of investing in the Discovery Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

RETAIL CLASS(1)
Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Retail Class shares of the Fund.  Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Retail Class (through March 31, 2019) = […]%
[Best Quarter: March 31, 2012 = 19.86%]
Worst Quarter: […] = […]5%

Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%
Morningstar US Mid Growth Index	[…]%	[…]%	[…]%
(reflects no deduction for fees, expenses or taxes)
Lipper Multi-Cap Growth Funds Index® (reflects no deduction for taxes)	[…]%	[…]%	[…]%

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Returns are shown for Retail Class shares only and will vary for Institutional Class shares.   After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Discovery Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.  [In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.]

MANAGEMENT

Investment Advisor.  Kornitzer Capital Management, Inc. is the Discovery Fund’s investment advisor.

Co-Portfolio Managers.  The Discovery Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Clay Brethour	15.5	Portfolio Manager
Dave Carlsen	15.5	Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 51.

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Buffalo Dividend Focus Fund

INVESTMENT OBJECTIVE

The investment objective of the Buffalo Dividend Focus Fund (the “Dividend Focus Fund” or the “Fund”) is current income, with long-term growth of capital as a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class	Institutional Class
None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Shareholder Servicing Fee	0.15%	None
Other Expenses(1)	[…]%	[…]%
Acquired Fund Fees and Expenses(1)	[…]%	[…]%
Total Annual Fund Operating Expenses(2)	[…]%	[…]%
(1)	Because Institutional Class shares are new, Other Expenses and Acquired Fund Fees and Expenses for the Institutional Class are based on estimated amounts for the fiscal year ended March 31, 2019.
(2)
Acquired Fund Fees and Expenses represent the indirect costs of the Fund’s investments in other investment companies.  The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dividend Focus Fund	1 Year	3 Years	5 Years	10 Years
Retail Class	$[…]	$[…]	$[…]	$[…]
Institutional Class	$[…]	$[…]	$[…]	$[…]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was […] % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund invests in dividend-paying equity securities, consisting of common stocks, preferred stocks, rights, warrants and convertible securities.  During normal market conditions, at least 80% of the Fund’s assets will be invested in dividend-paying equity securities.  The Fund considers “dividend-paying equity securities” to be securities of companies that declare and pay cash dividends on at least an annual basis.  The Dividend Focus Fund may invest in companies in any sector and of any size of market capitalization; provided, however, that the Advisor believes that an investment in the company’s securities is consistent with the Fund’s investment objectives.  While the Fund may invest in securities of companies of any size, the Advisor expects that the majority of common stocks purchased for the Fund will be of large-cap companies.  The Fund considers large-cap companies to be those with market capitalizations in excess of $10 billion at the time of initial purchase.  In addition to investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

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The Advisor emphasizes dividend-paying securities that have exhibited historical growth of dividends.  The Advisor may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objectives.  As with any mutual fund, the value of the Fund’s investments may fluctuate.  If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the Dividend Focus Fund’s principal investment strategies are:

Market Risk – The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market and/or bond market or of the value of the individual securities held by the Fund, and you could lose money.  Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.
Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, decisions by management or other factors.

Common Stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors.  To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

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Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.  In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.  In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Convertible Securities Risk – Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the company and other factors also may have an effect on a convertible security’s investment value.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE

The performance information provides some indication of the risks of investing in the Dividend Focus Fund.  The bar chart shows the Fund’s performance from year to year and the table shows how the Fund’s average annual returns for one year, five years and since inception compare with those of a broad measure of market performance, and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

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RETAIL CLASS(1)
Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Retail Class shares of the Fund.  Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Retail Class (through March 31, 2019) = […]%
[Best Quarter: December 31, 2013 = 8.96%]
[Worst Quarter: September 30, 2015 = -8.59%]

Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	Since Inception (12/3/2012)
Retail Class
Return Before Taxes	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%
Morningstar US Large-Mid Cap Index	[…]%	[…]%	[…]%
(reflects no deduction for fees, expenses or taxes)
Lipper Equity Income Funds Index® (reflects no deduction for taxes)	[…]%	[…]%	[…]%

Returns are shown for Retail Class shares only and will vary for Institutional Class shares.  After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Dividend Focus Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.  [In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.]

MANAGEMENT

Investment Advisor.  Kornitzer Capital Management, Inc. is the Dividend Focus Fund’s investment advisor.

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Co-Portfolio Managers.  The Dividend Focus Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Paul Dlugosch	6	Portfolio Manager
Jeff K. Deardorff	[…]*	Portfolio Manager
Jeffrey Sitzmann	[…]*	Portfolio Manager

*Effective July 27, 2018, Messrs. Deardorff and Sitzmann became co-Portfolio Managers of the Dividend Focus Fund.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 51.

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Buffalo Emerging Opportunities Fund

INVESTMENT OBJECTIVE

The investment objective of the Buffalo Emerging Opportunities Fund (“Emerging Opportunities Fund” or the “Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class	Institutional Class
None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Shareholder Servicing Fee	0.15%	None
Other Expenses(1)	[…]%	[…]%
Acquired Fund Fees and Expenses(1)	[…]%	[…]%
Total Annual Fund Operating Expenses(2)	[…]%	[…]%
(1)	Because Institutional Class shares are new, Other Expenses and Acquired Fund Fees and Expenses for the Institutional Class are based on estimated amounts for the fiscal year ended March 31, 2019.
(2)
Acquired Fund Fees and Expenses represent the indirect costs of the Fund’s investments in other investment companies.  The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Emerging Opportunities Fund	1 Year	3 Years	5 Years	10 Years
Retail Class	$[…]	$[…]	$[…]	$[…]
Institutional Class	$[…]	$[…]	$[…]	$[…]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was […] % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants and rights, of companies that, at the time of purchase by the Fund, have market capitalizations of $1.5 billion or less.  In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored ADRs and equity securities of foreign companies that are traded on U.S. stock exchanges.  The Fund may invest in companies in any sector.  The Fund may have significant investments in the information technology sector.

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The Advisor seeks to identify companies for the Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Advisor may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The Emerging Opportunities Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Fund’s investments may fluctuate.  If the value of the Emerging Opportunities Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the Emerging Opportunities Fund’s principal investment strategies are:

Market Risk – The value of the Emerging Opportunities Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Emerging Opportunities Fund, and you could lose money.  Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
Management Risk – Management risk means that your investment in the Emerging Opportunities Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.
Equity Market Risk – Equity securities held by the Emerging Opportunities Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors.  To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

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Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses.  To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile.  The potential for wide variations in performance is based on special risks common to information technology companies.  Information technology companies may have limited product lines, markets or financial resources.  Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated.  Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.  In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than companies with larger capitalization.  In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

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PERFORMANCE

The performance information provides some indication of the risks of investing in the Emerging Opportunities Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

RETAIL CLASS(1)
Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Retail Class shares of the Fund.  Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Retail Class (through March 31, 2019) = […]%
[Best Quarter: June 30, 2009 = 34.09%]
Worst Quarter: […] = […]%

Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%
Morningstar US Small Growth Index	[…]%	[…]%	[…]%
(reflects no deduction for fees, expenses or taxes)
Lipper Small-Cap Growth Funds Index® (reflects no deduction for taxes)	[…]%	[…]%	[…]%

Returns are shown for Retail Class shares only and will vary for Institutional Class shares.  After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Emerging Opportunities Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan.  [In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.]

MANAGEMENT

Investment Advisor.  Kornitzer Capital Management, Inc. is the Emerging Opportunities Fund’s investment advisor.

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Co-Portfolio Managers.  The Emerging Opportunities Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Craig Richard	6	Portfolio Manager
Doug Cartwright	4	Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 51.

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Buffalo Flexible Income Fund

INVESTMENT OBJECTIVES

The investment objective of the Buffalo Flexible Income Fund (“Flexible Income Fund” or the “Fund”) is the generation of high current income and, as a secondary objective, the long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class	Institutional Class
None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fee	0.15%	None
Other Expenses(1)	[…]%	[…]%
Total Annual Fund Operating Expenses	[…]%	[…]%
(1)	Because Institutional Class shares are new, Other Expenses for the Institutional Class are based on estimated amounts for the fiscal year ended March 31, 2019.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Flexible Income Fund	1 Year	3 Years	5 Years	10 Years
Retail Class	$[…]	$[…]	$[…]	$[…]
Institutional Class	$[…]	$[…]	$[…]	$[…]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was […] % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objectives, the Flexible Income Fund invests in both debt and equity securities.  Debt securities can include government notes and bonds, mortgage and asset backed securities, bank debt, convertible debt securities, fixed and floating rate corporate debt securities, both rated and unrated, and higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds.”  Equity securities can include common stocks, preferred stocks, rights, warrants and convertible preferred stocks.  With respect to its investments in equity securities, the Flexible Income Fund may invest in companies in any sector and of any size of market capitalization; provided, however, that the Advisor believes that an investment in the company’s securities is consistent with the Fund’s investment objectives.  The Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges and U.S. over-the-counter markets.

The allocation of assets invested in each type of security is designed to balance income and long-term capital appreciation with reduced volatility of returns.  The Flexible Income Fund expects to change its allocation mix over time based on the Advisor’s view of economic conditions and underlying security values.  The Fund maintains a flexible investment policy which allows it to invest in debt securities with varying maturities.  However, it is anticipated that the dollar-weighted average maturity of debt securities that the Fund purchases will not exceed 15 years.

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With respect to debt securities, the Advisor performs extensive fundamental investment research to identify investment opportunities for the Flexible Income Fund.  When evaluating investments and the credit quality of rated and unrated securities, the Advisor looks at a number of past, present and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value.  The Flexible Income Fund relies on the Advisor to undertake a careful analysis to determine the creditworthiness of the issuers of rated debt (on debt ratings by Moody’s Investors Service, Inc., (“Moody’s) or S&P Global Ratings, (“S&P”)), as well as the issuers of debt not rated by Moody’s or S&P.  The Fund will not purchase a debt security that is rated less than Caa/CCC by Moody’s or S&P, respectively, and will only purchase an unrated debt security if the Advisor believes that the security is of at least B quality, subject to a limitation that the Fund may not hold more than 20% of its net assets in debt securities that are rated less than B or that are unrated debt securities of similar quality, based on the Advisor’s fundamental analysis of the issuer and of rated bonds issued by similar issuers.  The Fund has no limitations on principal, interest or reset terms on debt securities held in the Fund.

With respect to equity securities, the Advisor emphasizes dividend-paying stocks that over time have exhibited consistent growth of dividends.  The Advisor may sell the Flexible Income Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The Flexible Income Fund cannot guarantee that it will achieve its investment objectives.  As with any mutual fund, the value of the Flexible Income Fund’s investments may fluctuate.  If the value of the Flexible Income Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the Flexible Income Fund’s principal investment strategies are:

Market Risk – The value of the Flexible Income Fund’s shares will fluctuate as a result of the movement of the overall stock market and/or bond market or of the value of the individual securities held by the Flexible Income Fund, and you could lose money.  Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
Management Risk – Management risk means that your investment in the Flexible Income Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.
Equity Market Risk – Equity securities held by the Flexible Income Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, decisions by management or other factors.

Common Stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

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Convertible Preferred Stocks.  Convertible securities are fixed-income securities which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible preferred stock performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible preferred stock falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors.  To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.  In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.  In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.
Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Convertible Debt Securities Risk – Convertible debt securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  The value of a convertible debt security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the company and other factors also may have an effect on a convertible debt security’s investment value.

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Debt Securities Risk – Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund.  As of the date of this prospectus, interest rates are near historic lows, but may rise significantly or rapidly in the future, potentially resulting in significant losses to the Fund.  Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High Yield Risk – The Flexible Income Fund invests in higher-yielding, high-risk bonds commonly known as junk bonds.  These lower-rated bonds have a greater degree of default risk.  Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are highly indebted, and tend to be less liquid and react more poorly to adverse economic and political changes, unfavorable investor perceptions and negative corporate developments.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE

The performance information provides some indication of the risks of investing in the Flexible Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

RETAIL CLASS(1)
Annual Total Return as of December 31 of Each Year

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(1)
The returns shown in the bar chart are for Retail Class shares of the Fund.  Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Retail Class (through March 31, 2019) = […]%
[Best Quarter: June 30, 2009 = 14.04%]
Worst Quarter: […] = […]%

Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%
60% Morningstar US Large Cap Index/40% ICE BofAML US High Yield Index	[…]%	[…]%	[…]%
(reflects no deduction for fees, expenses or taxes)
Lipper Mixed-Asset Target Allocation Moderate Funds Index® (reflects no deduction for taxes)	[…]%	[…]%	[…]%

Returns are shown for Retail Class shares only and will vary for Institutional Class shares.  After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Flexible Income Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.  [In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.]

MANAGEMENT

Investment Advisor.  Kornitzer Capital Management, Inc. is the Flexible Income Fund’s investment advisor.

Co-Portfolio Managers.  The Flexible Income Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
John Kornitzer	16.5	President and Chief Investment Officer
Paul Dlugosch	8	Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 51.

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Buffalo Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Buffalo Growth Fund (“Growth Fund” or the “Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class	Institutional Class
None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%%	0.75%
Shareholder Servicing Fee	0.15%	None
Other Expenses(1)	[…]%	[…]%
Total Annual Fund Operating Expenses	[…]%	[…]%
(1)	Because Institutional Class shares are new, Other Expenses for the Institutional Class are based on estimated amounts for the fiscal year ended March 31, 2019.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Growth Fund	1 Year	3 Years	5 Years	10 Years
Retail Class	$[…]	$[…]	$[…]	$[…]
Institutional Class	$[…]	$[…]	$[…]	$[…]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was […] % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Growth Fund invests in common stocks and other equity securities, including preferred stock, convertible securities, warrants and rights, with a goal of maintaining at least 75% of the Fund’s portfolio in companies with market capitalizations greater than the median of the Morningstar US Growth Index or $5 billion, whichever is lower.  The capitalization of the Morningstar US Growth Index changes due to market conditions and changes with the composition of the index.  As of March 31, 2019, the median market capitalization of companies in the Morningstar US Growth Index was approximately $5.906 billion.  With respect to the remaining 25% of the equity weighting of the Fund’s portfolio, the Fund may invest in companies of any size, including, but not limited to, those with market capitalizations less than the lower of the median of the Morningstar US Growth Index or $5 billion.  In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.  The Fund may invest in companies in any sector.  The Fund may have significant investments in the information technology sector.

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The Advisor seeks to identify companies for the Growth Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Advisor may sell the Growth Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The Growth Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Growth Fund’s investments may fluctuate.  If the value of the Growth Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the principal investment strategies of the Growth Fund are:

Market Risk – The value of the Growth Fund’s shares will fluctuate as a result of the movement of the overall stock market and/or bond market of the value of the individual securities held by the Growth Fund, and you could lose money.  Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
Management Risk – Management risk means that your investment in the Growth Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.
Equity Market Risk – Equity securities held by the Growth Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, decisions by management or related factors.

Common Stocks.  Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that a fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors.  To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

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Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses.  To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile.  The potential for wide variations in performance is based on special risks common to information technology companies.  Information technology companies may have limited product lines, markets or financial resources.  Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated.  Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.  In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.  In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.
Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than companies with larger capitalization.  In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

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Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE

The performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

RETAIL CLASS(1)
Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Retail Class shares of the Fund.  Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Retail Class (through March 31, 2019) = […]%
[Best Quarter: June 30, 2009 = 20.57%]
Worst Quarter: […] = […]%

Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%
Morningstar US Growth Index	[…]%	[…]%	[…]%
(reflects no deduction for fees, expenses or taxes)
Lipper Large Cap Growth Funds Index® (reflects no deduction for taxes)	[…]%	[…]%	[…]%

Returns are shown for Retail Class shares only and will vary for Institutional Class shares.  After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Growth Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.  [In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.]

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MANAGEMENT

Investment Advisor.  Kornitzer Capital Management, Inc. is the Growth Fund’s investment advisor.

Co-Portfolio Managers.  The Growth Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Clay Brethour	12	Portfolio Manager
Dave Carlsen	12	Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 51.

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Buffalo High Yield Fund

INVESTMENT OBJECTIVE

The investment objective of the Buffalo High Yield Fund (“High Yield Fund” or the “Fund”) is current income, with long-term growth of capital as a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class	Institutional Class
None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fee	0.15%	None
Other Expenses(1)	[…]%	[…]%
Acquired Fund Fees and Expenses(1)	[…]%	[…]%
Total Annual Fund Operating Expenses(2)	[…]%	[…]%
(1)	Because Institutional Class shares are new, Other Expenses and Acquired Fund Fees and Expenses for the Institutional Class are based on estimated amounts for the fiscal year ended March 31, 2019.
(2)
Acquired Fund Fees and Expenses represent the indirect costs of the Fund’s investments in other investment companies.  The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

High Yield Fund	1 Year	3 Years	5 Years	10 Years
Retail Class	$[…]	$[…]	$[…]	$[…]
Institutional Class	$[…]	$[…]	$[…]	$[…]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was […] % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The High Yield Fund normally invests at least 80% of its net assets in higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds”.  Debt securities can include fixed and floating rate bonds as well as bank debt and convertible debt securities.  While the Fund maintains flexibility to invest in bonds of varying maturities, the Fund generally holds bonds with intermediate-term maturities.  With respect to the remaining 20% of the Fund’s net assets, the High Yield Fund may invest in securities such as investment grade debt securities, U.S. Treasury Securities (typically with maturities of 60 days or less), money market funds, and equity investments, including dividend paying stocks and convertible preferred stocks.  The Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges and U.S. over-the-counter markets.  The Fund may invest in companies in any sector.

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The Fund maintains a flexible investment policy which allows it to invest in debt securities with varying maturities.  However, it is anticipated that the dollar-weighted average maturity of debt securities that the Fund purchases will not exceed 15 years and that the average maturity of all securities that the Fund holds at any given time will be 10 years or less.  The lowest rated debt security that the Fund will hold is D quality (defaulted securities).  Although the Fund will not purchase D quality debt securities, the Fund may continue to hold these securities and will sell them at the Advisor’s discretion.  The Fund has no limitation on principal, interest or reset terms on debt securities held in the Fund.

The Advisor performs extensive fundamental investment research to identify investment opportunities for the Fund.  When evaluating investments and the credit quality of rated and unrated securities, the Advisor looks at a number of past, present and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value.  The High Yield Fund relies on the Advisor to undertake a careful analysis to determine the creditworthiness of the issuers of rated debt (on debt ratings by Moody’s or S&P), as well as the issuers of debt not rated by Moody’s or S&P.  The Advisor may sell the High Yield Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The High Yield Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the High Yield Fund’s investments may fluctuate.  If the value of the High Yield Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the High Yield Fund’s principal investment strategies are:

High Yield Risk – The High Yield Fund invests in higher-yielding, high-risk bonds commonly known as junk bonds.  These lower-rated bonds have a greater degree of default risk.  Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are highly indebted, and tend to be less liquid and react more poorly to adverse economic and political changes, unfavorable investor perceptions and negative corporate developments.
Market Risk – The value of the High Yield Fund’s shares will fluctuate as a result of the movement of the overall stock or credit markets or of the value of the individual securities held by the High Yield Fund, and you could lose money.  Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
Management Risk – Management risk means that your investment in the High Yield Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Debt Securities Risk – Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund.  As of the date of this prospectus, interest rates are near historic lows, but may rise significantly or rapidly in the future, potentially resulting in significant losses to the Fund.  Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Bank Loan Risk - The High Yield Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk.  In making investments in such loans, which banks or other financial intermediaries make to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected.  The High Yield Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including loans to “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

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U.S. Government Obligations Risk – The Fund may invest in securities issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities.  However, no assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the High Yield Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Common Stock Risk – Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock Risk – Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.  Preferred stock, specifically, is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities Risk – Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the company and other factors also may have an effect on a convertible security’s investment value.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors.  To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

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PERFORMANCE

The performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

RETAIL CLASS SHARES(1)
Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Retail Class shares of the Fund.  Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Retail Class (through March 31, 2019) = […]%
[Best Quarter: June 30, 2009 = 16.98%]
Worst Quarter: […] = […]%

Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%
ICE BofAML U.S. High Yield Index® (reflects no deduction for fees, expenses or taxes)	[…]%	[…]%	[…]%
Lipper High Yield Bond Funds Index® (reflects no deduction for taxes)	[…]%	[…]%	[…]%

Returns are shown for Retail Class shares only and will vary for Institutional Class shares.  After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the High Yield Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.  [In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.]

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MANAGEMENT

Investment Advisor.  Kornitzer Capital Management, Inc. is the High Yield Fund’s investment advisor.

Co-Portfolio Managers.  The High Yield Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Paul Dlugosch	12	Portfolio Manager
Jeffrey Sitzmann	12	Portfolio Manager
Jeff K. Deardorff	4.5	Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 51.

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Buffalo International Fund

INVESTMENT OBJECTIVE

The investment objective of the Buffalo International Fund (“International Fund” or the “Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class	Institutional Class
None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fee	0.15%	None
Other Expenses(1)	[…]%	[…]%
Acquired Fund Fees and Expenses(1)	[…]%	[…]%
Total Annual Fund Operating Expenses(2)	[…]%	[…]%
(1)	Because Institutional Class shares are new, Other Expenses and Acquired Fund Fees and Expenses for the Institutional Class are based on estimated amounts for the fiscal year ended March 31, 2019.
(2)
Acquired Fund Fees and Expenses represent the indirect costs of the Fund’s investments in other investment companies.  The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

International Fund	1 Year	3 Years	5 Years	10 Years
Retail Class	$[…]	$[…]	$[…]	$[…]
Institutional Class	$[…]	$[…]	$[…]	$[…]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was […] % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The International Fund invests primarily in equity securities of established companies that are economically tied to various countries throughout the world (excluding the U.S.).  The Fund may invest directly or indirectly in foreign securities or foreign currencies of both developed and developing countries.  For purposes of the International Fund’s investments, “foreign securities” means those securities issued by companies:

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•	that are organized under the laws of, or with a principal office in, a country other than the U.S. and issue securities for which the principal trading market is in a country other than the U.S.; or
•
that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a country other than the U.S., or have at least 50% of their assets in a country other than the U.S.

Under normal circumstances, the International Fund does not expect its investments in emerging markets to exceed 35% of its net assets.  Equity securities in which the International Fund will invest include common stocks, preferred stocks, convertible securities, warrants, rights and depositary receipts.  The Fund’s investments in depositary receipts may include sponsored or unsponsored ADRs, European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).  The International Fund may invest in securities of companies of any size and in any sector.

In selecting securities for the International Fund, the Advisor uses a bottom-up approach in choosing investments.  The Advisor seeks to identify companies for the International Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable industry, technological, global or other trends.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  In making portfolio selections for the International Fund, the Advisor will also consider the economic, political and market conditions of the various countries in which the Fund may invest.  The Advisor may sell the International Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The International Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Fund’s investments may fluctuate.  If the value of the International Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the International Fund’s principal investment strategies are:

Market Risk – The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.  Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the International Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

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Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors.  To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.  In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.  In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, EDRs and GDRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

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Emerging Markets Risk – Emerging markets are markets of countries, such as China, the Philippines and India, in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Currency Risk – When the International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  China and other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the International Fund’s assets at risk of total loss.

Convertible Securities Risk – Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the company and other factors also may have an effect on a convertible security’s investment value.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE

The performance information provides some indication of the risks of investing in the International Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

RETAIL CLASS(1)
Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Retail Class shares of the Fund.  Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Retail Class (through March 31, 2019) = […]%
[Best Quarter: June 30, 2009 = 31.64%]
Worst Quarter: […] = […]%

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Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%
Morningstar Global Markets ex-US Index	[…]%	[…]%	[…]%
(reflects no deduction for fees, expenses or taxes)
Lipper International Funds Index® (reflects no deduction for taxes)	[…]%	[…]%	[…]%

Returns are shown for Retail Class shares only and will vary for Institutional Class shares.  After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the International Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.  [In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.]

MANAGEMENT

Investment Advisor.  Kornitzer Capital Management, Inc. is the International Fund’s investment advisor.

Co-Portfolio Managers.  The International Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
William Kornitzer	11.5	Portfolio Manager
Nicole Kornitzer	10	Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 51.

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Buffalo Large Cap Fund

INVESTMENT OBJECTIVE

The investment objective of the Buffalo Large Cap Fund (“Large Cap Fund” or the “Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class	Institutional Class
None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Shareholder Servicing Fee	0.15%	None
Other Expenses(1)	[…]%	[…]%
Acquired Fund Fees and Expenses(1)	[…]%	[…]%
Total Annual Fund Operating Expenses(2)	[…]%	[…]%
(1)	Because Institutional Class shares are new, Other Expenses and Acquired Fund Fees and Expenses for the Institutional Class are based on estimated amounts for the fiscal year ended March 31, 2019.
(2)
Acquired Fund Fees and Expenses represent the indirect costs of the Fund’s investments in other investment companies.  The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Large Cap Fund	1 Year	3 Years	5 Years	10 Years
Retail Class	$[…]	$[…]	$[…]	$[…]
Institutional Class	$[…]	$[…]	$[…]	$[…]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was […] % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Large Cap Fund normally invests at least 80% of its net assets in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants and rights of large capitalization (“large-cap”) companies.  The Large Cap Fund considers a company to be a large-cap company if, at time of purchase by the Fund, it has a market capitalization greater than or equal to the lesser of (1) $10 billion, or (2) the median market capitalization of companies in the Morningstar US Large Growth Index.  The capitalization of the Morningstar US Large Growth Index changes due to market conditions and changes with the composition of the Morningstar US Large Growth Index.  As of March 31, 2019, the median market capitalization of companies in the Morningstar US Large Growth Index was approximately $50.791 billion.  In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.  The Fund may invest in companies in any sector.

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The Advisor seeks to identify companies for the Large Cap Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Advisor may sell the Large Cap Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The Large Cap Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Large Cap Fund’s investments may fluctuate.  If the value of the Large Cap Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the Large Cap Fund’s principal investment strategies are:

Market Risk – The value of the Large Cap Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Large Cap Fund, and you could lose money.  Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
Management Risk – Management risk means that your investment in the Large Cap Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.
Equity Market Risk – Equity securities held by the Large Cap Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

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Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors.  To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.  In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.  In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE

The performance information provides some indication of the risks of investing in the Large Cap Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

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RETAIL CLASS(1)
Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Retail Class shares of the Fund.  Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Retail Class (through March 31, 2019) = […]%
[Best Quarter: September 30, 2009 = 20.77%]
Worst Quarter: […] = […]%

Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%
Morningstar US Large Growth Index	[…]%	[…]%	[…]%
reflects no deduction for fees, expenses or taxes)
Lipper Large-Cap Growth Funds Index® (reflects no deduction for taxes)	[…]%	[…]%	[…]%

Returns are shown for Retail Class shares only and will vary for Institutional Class shares.  After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Large Cap Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.  [In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.]

MANAGEMENT

Investment Advisor.  Kornitzer Capital Management, Inc. is the Large Cap Fund’s investment advisor.

Portfolio Manager.  The Large Cap Fund is managed by:

Portfolio Manager	Years of Service with the Fund	Current Title
Alexander Hancock	1	Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 51.

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Buffalo Mid Cap Fund

INVESTMENT OBJECTIVE

The investment objective of the Buffalo Mid Cap Fund (“Mid Cap Fund” or the “Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class	Institutional Class
None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fee	0.15%	None
Other Expenses(1)	[…]%	[…]%
Acquired Fund Fees and Expenses(1)	[…]%	[…]%
Total Annual Fund Operating Expenses(2)	[…]%	[…]%
(1)	Because Institutional Class shares are new, Other Expenses and Acquired Fund Fees and Expenses for the Institutional Class are based on estimated amounts for the fiscal year ended March 31, 2019.
(2)
Acquired Fund Fees and Expenses represent the indirect costs of the Fund’s investments in other investment companies.  The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Mid Cap Fund	1 Year	3 Years	5 Years	10 Years
Retail Class	$[…]	$[…]	$[…]	$[…]
Institutional Class	$[…]	$[…]	$[…]	$[…]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was […]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Mid Cap Fund normally invests at least 80% of its net assets in equity securities, consisting of common stocks, preferred stocks, convertible preferred stocks, warrants and rights of medium capitalization (“mid-cap”) companies.  The Mid Cap Fund defines mid-cap companies as those companies, at the time of purchase, with market capitalizations within the range of the Morningstar US Mid Growth Index.  As of March 31, 2019 the range of market capitalizations of the Morningstar US Mid Growth Index was $2.429 billion to $42.491 billion.  In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.  The Fund may invest in companies in any sector.

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The Advisor seeks to identify companies for the Mid Cap Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Advisor may sell the Mid Cap Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The Mid Cap Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Mid Cap Fund’s investments may fluctuate.  If the value of the Mid Cap Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the Mid Cap Fund’s principal investment strategies are:

Market Risk – The value of the Mid Cap Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Mid Cap Fund, and you could lose money.  Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Mid Cap Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Mid Cap Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

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Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors.  To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than large-cap companies.  In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE

The performance information provides some indication of the risks of investing in the Mid Cap Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Table of Contents - Prospectus

RETAIL CLASS(1)
Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Retail Class shares of the Fund.  Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Retail Class (through March 31, 2019) = […]%
[Best Quarter: June 30, 2009 = 19.31%]
Worst Quarter: […] = […]%

Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%
Morningstar US Mid Growth Index	[…]%	[…]%	[…]%
(reflects no deduction for fees, expenses or taxes)
Lipper Mid-Cap Growth Funds Index® (reflects no deduction for taxes)	[…]%	[…]%	[…]%

Returns are shown for Retail Class shares only and will vary for Institutional Class shares.  After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.    Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Mid Cap Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.  [In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.]

MANAGEMENT

Investment Advisor.  Kornitzer Capital Management, Inc. is the Mid Cap Fund’s investment advisor.

Co-Portfolio Managers.  The Mid Cap Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Chris Carter	1.5	Portfolio Manager
Josh West	1.5	Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 51.

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Buffalo Small Cap Fund

INVESTMENT OBJECTIVE

The investment objective of the Buffalo Small Cap Fund (“Small Cap Fund” or the “Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class	Institutional Class
None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fee	0.15%	None
Other Expenses(1)	[…]%	[…]%
Total Annual Fund Operating Expenses	[…]%	[…]%
(1)	Because Institutional Class shares are new, Other Expenses for the Institutional Class are based on estimated amounts for the fiscal year ended March 31, 2019.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Small Cap Fund	1 Year	3 Years	5 Years	10 Years
Retail Class	$[…]	$[…]	$[…]	$[…]
Institutional Class	$[…]	$[…]	$[…]	$[…]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was […] % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Small Cap Fund normally invests at least 80% of its net assets in equity securities, consisting of common stocks, preferred stocks, convertible preferred stocks, warrants and rights of small capitalization (“small-cap”) companies.  The Small Cap Fund defines small-cap companies as those companies, at the time of purchase, with market capitalizations within the range of the Morningstar US Small Growth Index.  As of March 31, 2019 the range of market capitalizations of the Morningstar US Small Growth Index was $433 million to $15.759 billion.  In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.  The Fund may invest in companies in any sector.  The Fund may have significant investments in the information technology sector.

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The Advisor seeks to identify companies for the Small Cap Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Advisor may sell the Small-Cap Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS

The Small Cap Fund cannot guarantee that it will achieve its investment objective.  As with any mutual fund, the value of the Fund’s investments may fluctuate.  If the value of the Small Cap Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  The risks associated with the Small Cap Fund’s principal investment strategies are:

Market Risk – The value of the Small Cap Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Small Cap Fund, and you could lose money.  Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Small Cap Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Small Cap Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks.  Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights.  The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors.  To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

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Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses.  To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile.  The potential for wide variations in performance is based on special risks common to information technology companies.  Information technology companies may have limited product lines, markets or financial resources.  Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated.  Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.  In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths.  Therefore, such securities may be more volatile and less liquid than companies with larger capitalization.  In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.  Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

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PERFORMANCE

The performance information provides some indication of the risks of investing in the Small Cap Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund).  The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

RETAIL CLASS(1)
Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Retail Class shares of the Fund.  Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Retail Class (through March 31, 2019) = […]%
[Best Quarter: June 30, 2009 = 20.60%]
[Worst Quarter: September 30, 2011 = -22.19%]

Average Annual Total Returns for the periods ended December 31, 2018
	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	[…]%	[…]%	[…]%
Return After Taxes on Distributions	[…]%	[…]%	[…]%
Return After Taxes on Distributions and Sale of Fund Shares	[…]%	[…]%	[…]%
Morningstar US Small Growth Index	[…]%	[…]%	[…]%
(reflects no deduction for fees, expenses or taxes)
Lipper Small-Cap Growth Funds Index® (reflects no deduction for taxes)	[…]%	[…]%	[…]%

Returns are shown for Retail Class shares only and will vary for Institutional Class shares.  After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table.  The after-tax returns shown are not relevant to investors who own the Small Cap Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan.  [In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.]

MANAGEMENT

Investment Advisor.  Kornitzer Capital Management, Inc. is the Small Cap Fund’s investment advisor.

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Co-Portfolio Managers.  The Small Cap Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Robert Male	21	Portfolio Manager
Jamie Cuellar	4.5	Portfolio Manager
Alexander Hancock	2.5	Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 51.

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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

PURCHASE AND SALE OF FUND SHARES

Investors may purchase or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for trading by written request (Buffalo Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), wire transfer, telephone at 1-800-49-BUFFALO or (800) 492-8332, or through a financial intermediary.  Subsequent purchases and redemptions may be made by visiting the Funds’ website at www.buffalofunds.com.  The minimum initial and subsequent investment amounts are shown below.

Minimum Investment Amount
	Initial		Subsequent
	Retail Class	Institutional Class	All Classes
Regular Accounts (unless opened via an exchange)	$ 2,500	$ […]	$ 100
Exchange from another Buffalo Fund	$ 1,000	$ […]	$ 100
Automatic Investment Plan	$ 100	$ […]	$ 100
IRA and Uniform Transfers/Gifts to Minors Accounts	$ 250	$ […]	$ 100
SEPs, Coverdell ESAs, and SAR-SEPs	$ 250	$ […]	$ 100

TAX INFORMATION

Fund distributions are taxable, and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case you may be taxed upon withdrawal of money from such arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Advisor and/or the Distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

INVESTMENT OBJECTIVES

Buffalo Discovery Fund, Buffalo Emerging Opportunities Fund, Buffalo Growth Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund, and Buffalo Small Cap Fund – the investment objective of each Fund is long-term growth of capital.

Buffalo Dividend Focus Fund and Buffalo High Yield Fund – the investment objective of each Fund is current income, with long-term growth of capital as a secondary objective.

Buffalo Flexible Income Fund – the investment objective of the Flexible Income Fund is the generation of high current income and, as a secondary objective, long-term growth of capital.

The Funds’ investment objectives may be changed with the approval of the Board of Trustees, but a shareholder vote is not required.  However, each Fund that has a strategy of normally investing at least 80% of its net assets according to a particular strategy will not change that strategy without first providing shareholders with at least 60 days’ prior notice.  The term “net assets” above includes any borrowings for investment purposes consistent with Securities and Exchange Commission (“SEC”) requirements, although the Funds do not intend to borrow for investment purposes.

PRINCIPAL INVESTMENT STRATEGIES

Buffalo Discovery Fund.  The Discovery Fund principally invests in equity securities, consisting of common stock, preferred stock, convertible securities, warrants and rights of companies whose securities may increase in value due to the development, advancement or commercial application of innovative strategies.  Companies engaged in innovative strategies are those who, in the opinion of KCM, the Fund’s investment advisor, are engaged in the pursuit and practical application of knowledge to discover, develop and commercialize products, services or intellectual property.  The types of companies in which the Fund may invest range across all sectors and all market capitalizations.  The Fund may have significant investments in the information technology sector.  In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

The Advisor seeks to select securities for the Discovery Fund’s portfolio based on the identification of long-term, measurable secular growth trends (e.g., demographics, global market growth, increasing demand for communications bandwidth).  The Discovery Fund’s portfolio managers identify companies that they believe should benefit from these trends and from innovation, and which, as a result, may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Discovery Fund’s buy/sell discipline is based on valuation targets derived using the Advisor’s proprietary scoring methodology.  The Advisor may sell the Discovery Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Buffalo Dividend Focus Fund.  To pursue its investment objective, the Dividend Focus Fund invests in dividend-paying equity securities, consisting of common stocks, preferred stocks, rights, warrants and convertible securities.  During normal market conditions, at least 80% of the Fund’s assets will be invested in dividend-paying equity securities.  The Dividend Focus Fund considers “dividend-paying equity securities” to be securities of companies that declare and pay cash dividends on at least an annual basis.  The Dividend Focus Fund may invest in companies in any sector and of any size of market capitalization; provided, however, the Advisor believes that an investment in the company’s securities is consistent with the Fund’s investment objectives.

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While the Dividend Focus Fund may invest in securities of companies of any size, the Advisor expects that the majority of common stocks purchased for the Fund will be of large-cap companies.  The Dividend Focus Fund considers large-cap companies to be those with market capitalization in excess of $10 billion at the time of initial purchase.  In addition to investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

The Advisor emphasizes dividend-paying securities that have exhibited historical growth of dividends.  The Advisor may sell the Dividend Focus Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Buffalo Emerging Opportunities Fund.  The Emerging Opportunities Fund invests primarily in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants and rights, of companies that, at the time of purchase by the Fund, have market capitalizations of $1.5 billion or less.  In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored ADRs and equity securities of foreign companies that are traded on U.S. stock exchanges.  The Fund may invest in companies in any sector.  The Fund may have significant investments in the information technology sector.

The Advisor seeks to select securities for the Emerging Opportunities Fund’s portfolio based on the identification of long-term, measurable secular growth trends (e.g., demographics, global market growth, increasing demand for communications bandwidth).  The Emerging Opportunities Fund’s portfolio managers identify companies that they believe should benefit from these trends, and which, as a result, may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Emerging Opportunities Fund’s buy/sell discipline is based on valuation targets derived using the Advisor’s proprietary scoring methodology.  The Advisor may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Buffalo Flexible Income Fund.  The Flexible Income Fund intends to achieve its primary objective, high current income, by investing in fixed and floating rate corporate bonds, government notes and bonds, bank debt, mortgage and asset backed securities, convertible debt securities, preferred stocks and convertible preferred stocks.  The Fund may also invest in higher yielding, high-risk debt securities, commonly known as junk bonds.  The Advisor generally expects that these debt securities will be rated below investment grade by the major rating agencies.  The Fund intends to achieve its secondary objective of long term growth of capital by investing primarily in both equity and debt securities.  Equity securities can include common stocks, rights, warrants, preferred stocks and convertible preferred stocks.  The Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

While the Flexible Income Fund may invest in securities of companies of any size, the Advisor expects that the majority of common stocks purchased for the Fund will be of large-cap companies.  The Fund considers large-cap companies to be those with market capitalization in excess of $10 billion at the time of initial purchase.

The Fund retains the freedom to invest up to 100% of its net assets in fixed and floating rate corporate debt securities, bank debt, mortgage and asset backed securities, convertible debt securities, preferred stocks and convertible preferred stocks, including higher yielding, high-risk debt securities.  High-risk debt securities are those rated below BBB by S&P or Baa by Moody’s.  Yields on such bonds may fluctuate significantly, and, therefore, achievement of the Fund’s investment objectives may be more dependent on the Advisor’s credit analysis ability than it would be for investments in higher rated bonds.

The Fund will not purchase a debt security that is rated less than Caa/CCC by Moody’s or S&P, respectively, and will only purchase an unrated debt security if the Advisor believes that the security is of at least B quality.  Rated debt securities, which are downgraded to below B quality and unrated debt securities, which the Advisor believes have fallen below B quality, will be sold at the Advisor’s discretion, subject to a limitation that the Fund may not hold more than 20% of its net assets in debt securities that are rated less than B or that are unrated.

With respect to debt securities, the Advisor performs extensive fundamental investment research to identify investment opportunities for the Flexible Income Fund.  When evaluating investments and the credit quality of rated and unrated securities, the Advisor looks at a number of past, present and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value.  The Flexible Income Fund relies on the Advisor to undertake a careful analysis to determine the creditworthiness of the issuers of rated debt (on debt ratings by Moody’s or S&P), as well as the issuers of debt not rated by Moody’s or S&P.  With respect to equity securities, the Advisor emphasizes dividend-paying stocks that over time have exhibited consistent growth of dividends.  The Advisor may sell the Flexible Income Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

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Buffalo Growth Fund.  The Growth Fund normally invests at least 75% of the Fund’s portfolio in common stocks and other equity securities including preferred stock, convertible securities, warrants and rights of companies with market capitalizations greater than the median of the Morningstar US Growth Index or $5 billion, whichever is less.  The capitalization of the Morningstar US Growth Index changes due to market conditions and changes with the composition of the index.  As of June 30, 2018, the median market capitalization of companies in the Morningstar US Growth Index was approximately $5.602 billion.  With respect to the remaining 25% of the equity weighting of the Fund’s portfolio, the Growth Fund may invest in companies with market capitalizations less than the lower of the median of the Morningstar US Growth Index or $5 billion.  In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.  The Fund may invest in companies in any sector.  The Fund may have significant investments in the information technology sector.

The Advisor seeks to select securities for the Growth Fund’s portfolio based on the identification of long-term, measurable secular growth trends (e.g., demographics, global market growth, increasing demand for communications bandwidth).  The Growth Fund’s portfolio managers identify companies that they believe should benefit from these trends, and which, as a result, may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Growth Fund’s buy/sell discipline is based on valuation targets derived using the Advisor’s proprietary scoring methodology.  The Advisor may sell the Growth Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Buffalo High Yield Fund.  Under normal conditions, the High Yield Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a diversified portfolio of higher-yielding, high-risk debt securities rated below investment grade by the major rating agencies or in similar unrated securities commonly known as junk bonds.  The High Yield Fund may invest the remaining 20% of its net assets in other securities, such as investment grade bonds, U.S. Treasury securities, money market funds, and equities, including dividend paying stocks and convertible preferred stocks.  The Fund may invest in companies in any sector.  The Fund will pursue its secondary investment objective of capital growth through appreciation of the debt and equity securities that it holds.  The proportion of the Fund’s net assets invested in debt and equity securities will change over time in accordance with the Advisor’s analysis of economic conditions and the underlying value of securities.  The Fund may invest in both rated and unrated debt from U.S. issuers, including U.S. government obligations.  The Fund invests in U.S. Treasury securities or similar securities with maturities of 60 days or less.

The Fund may invest up to 100% of its net assets in debt securities, including without limitation, fixed and floating rate corporate and bank debt and convertible debt securities.  The Fund may purchase U.S. government debt securities, but will not invest directly in debt securities issued by foreign governments.  The debt securities in which the Fund invests will typically be rated below investment grade by the major rating agencies or in similar unrated securities, which places greater importance on the Advisor’s credit analysis ability than investing in higher rated debt securities.

The Fund may invest up to 20% of its net assets in debt securities that are rated BBB or higher, by S&P, Baa or higher by Moody’s, or in unrated debt securities of similar quality, based on the Advisor’s fundamental analysis of the issuer and of rated bonds issued by similar issuers.  The Fund maintains a flexible investment policy which allows it to invest in debt securities with varying maturities.  However, it is anticipated that the dollar-weighted average maturity of debt securities that the Fund purchases will not exceed 15 years and that the average maturity of all securities that the Fund holds at any given time will be ten years or less.

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The Advisor performs extensive fundamental investment research to identify investment opportunities for the Fund.  When evaluating investments and the credit quality of rated and unrated securities, the Advisor looks at a number of past, present and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value.  The Buffalo High Yield Fund relies on the Advisor to undertake a careful analysis to determine the creditworthiness of the issuers of rated debt (on debt ratings by Moody’s or S&P), as well as the issuers of debt not rated by Moody’s or S&P.  The Advisor may sell the High Yield Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Buffalo International Fund.  The International Fund may invest directly or indirectly in foreign securities or foreign currencies of both developed and developing countries.  Under normal circumstances, the Fund does not expect its investments in emerging markets to exceed 35% of its net assets.  For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies:

•	that are organized under the laws of, or with a principal office in, a country other than the U.S. and issue securities for which the principal trading market is in a country other than the U.S.; or
•
that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a country other than the U.S., or have at least 50% of their assets in a country other than the U.S.

Equity securities in which the International Fund will invest include common stocks, preferred stocks, convertible securities, warrants, rights and depositary receipts.  The Fund may invest directly or indirectly in foreign securities or foreign currencies.  The Fund’s investments in depositary receipts may include sponsored or unsponsored ADRs, as well as EDRs and GDRs.  The Fund may invest in securities of companies of any size and in any sector.

Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  In making portfolio selections for the International Fund, the Advisor will also consider the economic, political and market conditions of the various countries in which the Fund may invest.  The Advisor may sell the International Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Buffalo Large Cap Fund.  Under normal market conditions, the Large Cap Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in common stocks, preferred stocks, convertible stocks, securities with prices linked to the value of common stock, rights and warrants.  The Fund considers a company to be a large-cap company if, at time of purchase by the Fund, it has a market capitalization greater than or equal to the lesser of: (1) $10 billion; or (2) the median market capitalization of companies in the Morningstar US Large Growth Index.  The capitalization of the Morningstar US Large Growth Index changes due to market conditions and changes with the composition of the Morningstar US Large Growth Index.  As of March 31, 2019, the median market capitalization of companies in the Morningstar US Large Growth Index was approximately $50.79 billion.  The Advisor seeks dividend income as a secondary consideration in its stock selection process.  The Large Cap Fund will normally invest in a broad array of common stocks that are diversified in terms of companies and industries.  In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.  The Fund may invest in companies in any sector.

The Advisor seeks to select securities for the Large Cap Fund’s portfolio based on the identification of long-term, measurable secular growth trends (e.g., demographics, global market growth, increasing demand for communications bandwidth).  The Large Cap Fund’s portfolio managers identify companies that they believe should benefit from these trends, and which, as a result, may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Large Cap Fund’s buy/sell discipline is based on valuation targets derived using the Advisor’s proprietary scoring methodology.

Buffalo Mid Cap Fund.  Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, consisting of common stocks, preferred stocks, convertible stocks, securities with prices linked to the value of common stocks, rights and warrants of mid-cap companies.  The Fund considers a company to be a mid-cap company if, at time of purchase by the Fund, it has a market capitalization within the range of the Morningstar US Mid Growth Index.  As of March 31, 2019, the range of market capitalizations in the Morningstar US Mid Growth Index was $2.42 billion to $42.49 billion.  The Fund will normally invest in a broad array of securities that are diversified in terms of companies and sectors.  In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

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The Advisor seeks to select securities for the Mid Cap Fund’s portfolio based on the identification of long-term, measurable secular growth trends (e.g., demographics, global market growth, increasing demand for communications bandwidth).  The Mid Cap Fund’s portfolio managers identify companies that they believe should benefit from these trends, and which, as a result, may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Mid Cap Fund’s buy/sell discipline is based on valuation targets derived using the Advisor’s proprietary scoring methodology.

Buffalo Small Cap Fund.  Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, consisting of common stocks, preferred stocks, convertible stocks, securities with prices linked to the value of common stocks, rights and warrants of small-cap companies.  The Fund considers a company to be a small-cap company if, at the time of purchase, it has a market capitalization within the range of the Morningstar US Small Growth Index.  As of March 31, 2019, the range of market capitalizations in the Morningstar US Small Growth Index was $433 million to $15.759 billion.  The Fund will normally invest in a broad array of securities that are diversified in terms of companies and sectors.  The Fund may have significant investments in the information technology sector.  In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

The Advisor seeks to select securities for the Small Cap Fund’s portfolio based on the identification of long-term, measurable secular growth trends (e.g., demographics, global market growth, increasing demand for communications bandwidth).  The Small Cap Fund’s portfolio managers identify companies that they believe should benefit from these trends, and which, as a result, may have potential revenue growth in excess of the gross domestic product growth rate.  Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages.  The Small Cap Fund’s buy/sell discipline is based on valuation targets derived using the Advisor’s proprietary scoring methodology.

GENERAL INVESTMENT POLICIES

Investment Style and Portfolio Turnover – The Advisor normally does not engage in active or frequent trading of the Funds’ investments.  Instead, to reduce turnover of the Funds’ portfolio holdings, the Advisor’s general strategy is to purchase securities of companies that the Advisor believes to have favorable long-term fundamentals.  This helps reduce the impact of trading costs and tax consequences associated with high portfolio turnover, such as increased brokerage commissions and a greater amount of distributions of capital gains, including short-term capital gains taxable to shareholders at ordinary income rates.  The Advisor may sell the Funds’ investments for a variety of reasons, such as to secure gains, limit losses or reinvest in more promising investment opportunities.

Temporary Investments – The Funds intend to hold some portion of its assets in cash or high quality, short-term debt obligations and money market instruments for reserves to cover redemptions and unanticipated expenses.  There may be times, when a Fund may respond to market, economic, political or other considerations by investing up to 100% of its assets in high quality, short-term debt securities.  During those times, a Fund may not achieve its investment objective and, instead, will focus on preserving your investment.  To the extent a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

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PRINCIPAL RISK FACTORS

The Buffalo Funds cannot guarantee that they will achieve their investment objectives.  As with any mutual fund, the value of a Fund’s investments may fluctuate.  If the value of a Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money.  This section is intended to describe in greater detail the risks associated with investing in each of the Funds.

Market Risk – (Applies to all Funds).  Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time.  To the extent the Funds invest in equity securities, the share price of the Funds will go up and down in value as the equity markets change.  Stock markets can be volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.  Policy changes by the U.S. Government and/or Federal Reserve, such as raising interest rates, also could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on a Fund. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to experience a loss or difficulty in selling investments to meet such redemptions.  As with any mutual fund, there is a risk that you could lose money by investing in the Buffalo Funds.

Management Risk – (Applies to all Funds).  The Funds’ success depends largely on the Advisor’s ability to select favorable investments.  Different types of investments shift in and out of favor depending on market and economic conditions.  For example, at various times equity securities will be more or less favorable than debt securities and small company stocks will be more or less favorable than large company stocks.  Because of this, the Funds will perform better or worse than other types of funds depending on what is in “favor.”  In addition, there is the risk that the strategies, research or analysis techniques used by the Advisor and/or the Advisor’s security selection may fail to produce the intended result.

Equity Market Risk – (Applies to all Funds).  The risks that could affect the value of a Fund’s shares and the total return on your investment include the possibility that the equity securities held by a Fund will experience sudden, unpredictable drops in value or long periods of decline in value.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Common Stocks.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

Preferred Stocks.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.  Because preferred stocks represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Convertible Preferred Stocks.  Preferred stock may also be convertible.  Convertible preferred stock may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or a different issuer.  Convertible preferred stock is senior to common stocks in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities.  However, convertible preferred stock provides a fixed-income stream (generally higher in yield than the income derived from common stock but lower than that afforded by a similar non-convertible security) and gives the investor the opportunity, through the conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.  The market value of convertible preferred stock performs like that of a regular debt security, that is, if market interest rates rise, the value of convertible preferred stock falls.

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Warrants.  The Funds may invest a portion of their assets in warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Rights.  Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public.  The right entitles its holder to buy common stock at a specified price.  Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.  The purchase of rights involves the risk that a Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Sector Risk – (Applies to all Funds).  Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent a Fund invests its assets in a particular sector, a Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk - (Applies primarily to the Discovery, Emerging Opportunities, Growth and Small Cap Funds).  Information technology companies often face unusually high price volatility, both in terms of gains and losses.  To the extent that a Fund makes investments in such companies, its share price is likely to be more volatile.  The potential for wide variations in performance is based on special risks common to information technology companies.  Information technology companies may have limited product lines, markets or financial resources.  Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated.  Given these risks, an investment in the Buffalo Discovery Fund, Buffalo Emerging Opportunities Fund, Buffalo Growth Fund and Buffalo Small Cap Fund may be more suitable for long-term investors, who are willing to withstand the potential for volatility.

Large-Cap Company Risk – (Applies primarily to the Discovery, Dividend Focus, Flexible Income, Growth, International and Large Cap Funds).  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk – (Applies primarily to the Discovery, Dividend Focus, Flexible Income, Growth, International, Large Cap and Mid Cap Funds).  The Discovery, Dividend Focus, Flexible Income, Growth, International, Large Cap and Mid Cap Funds will, and other Buffalo Funds may, invest in mid-cap companies.  Generally, mid-cap companies may have more potential for growth than large-cap companies.  Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies, and these risks are passed on to the Funds.  Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities may be more volatile than the securities of larger, more established companies.  In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.  Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks, making them less liquid than other securities.  Because of this, if a Fund wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.

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Small-Cap Company Risk – (Applies primarily to the Discovery, Dividend Focus, Emerging Opportunities, Growth, International, Large Cap and Small Cap Funds).  The Discovery, Dividend Focus, Emerging Opportunities, Growth, International, Large Cap and Small Cap Funds will, and other Buffalo Funds may, invest in small-cap companies.  Generally, small-cap and less seasoned companies have more potential for rapid growth.  They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Funds.  Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.  In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.  Small-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks, making them less liquid than other securities.  Because of this, if a Fund wants to sell a large quantity of a small-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Given these risks, an investment in the International, Discovery, Small Cap or Growth Funds may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations.

Micro-Cap Company Risk – (Applies primarily to the Emerging Opportunities and Small Cap Funds).  The Emerging Opportunities and Small Cap Funds will, and other Buffalo Funds may, invest in micro-cap companies.  Generally, small, less-seasoned companies have more potential for rapid growth.  They also often involve greater risk than large- and mid-cap companies, and these risks are passed on to the Funds.  Micro-cap companies will likely not have the management experience, financial resources, product diversification and competitive strengths of companies with larger capitalizations, and will be more vulnerable to adverse business or economic developments in the market as a whole.  The value of securities of micro-cap companies, therefore, tends to be more volatile than the value of securities of larger, more established companies.  In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.  Micro-cap company stocks also will be bought and sold less often and in smaller amounts than other stocks, making them less liquid than other securities.  Because of this, if a Fund wants to sell a large quantity of a micro-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Given these risks, an investment in the Emerging Opportunities or Small Cap Funds may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations.

Convertible Debt Securities Risk – (Applies only to the Flexible Income and High Yield Funds as a principal risk of each Fund).  The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls.  In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.  Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.

Debt Securities Risk – (Applies only to the Flexible Income and High Yield Funds as a principal risk of each Fund).  Debt securities are subject to some or all of the following risks, depending upon the type of debt instrument in which the Fund invests:  interest rate risk, call risk, prepayment and extension risk, credit risk and liquidity risk, which are more fully described below:

High Risk Debt Securities Risk.  Below investment grade debt securities, or “junk bonds,” are debt securities rated below investment grade by a nationally recognized statistical rating organization.  High-risk debt securities are those rated below BBB by S&P or Baa by Moody’s.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Interest Rate Risk.  Debt securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  As of the date of this prospectus, interest rates are near historic lows, but may potentially rise significantly and rapidly in the future, resulting in significant losses for a Fund. As the Federal Reserve raises the federal funds rate and unwinds its quantitative easing program, interest rates across the U.S. Financial system are expected to rise, which may cause the value of a Fund’s fixed income securities to decline.  Debt securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt securities with shorter maturities.

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Call Risk.  During periods of declining interest rates, a bond issuer may “call”—or repay— its high yielding bonds before their maturity dates.  The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Prepayment and Extension Risk.  Many types of debt securities are subject to prepayment risk.  Prepayment occurs when the issuer of a debt security can repay principal prior to the security’s maturity.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of debt securities with lower payment rates.  This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

Credit Risk.  Debt securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated debt securities involve greater credit risk, including the possibility of default or bankruptcy.

Liquidity Risk.  Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy a security at a favorable price or time.  Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund’s performance.  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out an investment contract when it wants to.  If this happens, a Fund will be required to hold the security or keep the position open, and the Fund could incur losses.

The Flexible Income, the High Yield Fund, and, to the extent that they purchase debt securities as non-principal investment strategies, the other Buffalo Funds, will be exposed to the benefits and risks of investing in debt securities.  A debt security represents a loan of money by the purchaser of the security to the issuer.  A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time.  Companies typically make payments on their debt securities before they declare and pay dividends to holders of their equity securities.  Bonds, notes, debentures and commercial paper are types of debt securities.  Each of these differs in the length of the issuer’s payment schedule, with commercial paper having the shortest payment schedule.  Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer, and a lower rating usually indicates higher risk.

Consistent with their investment objectives, strategies and policies, the Buffalo Funds may purchase debt securities that, at the time of initial purchase, are rated CCC/CAA or higher by Moody’s or S&P or that are unrated, if the Advisor determines that the debt security is of at least B rated comparable quality.  Rated debt securities, which are downgraded below CCC/CAA after being purchased, and unrated debt securities, which the Advisor believes have fallen below that level after being purchased, will be sold at the Advisor’s discretion.  Each of the Buffalo Funds may also purchase short-term debt securities, as stated in the Cash Management section of the SAI, even though such an investment is not consistent with a Fund’s objectives or its other strategies or policies.

Bank Loan Risk - (Applies only to the High Yield Fund as a principal risk of the Fund) Investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk.  In making investments in such loans, which banks or other financial intermediaries make to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected.  The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including loans to “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.  In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

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U.S. Government Obligations Risk – (Applies only to the High Yield Fund as a principal risk of the Fund) U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.

U.S. Treasury Securities Risk – (Applies only to the High Yield Fund as a principal risk of the Fund) A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.  Although U.S. Treasury securities carry relatively little risk with respect to the payment of interest and principal if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates and/or credit ratings, and are affected by domestic and global economic conditions.

Money Market Funds Risk – (Applies to all Funds) An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Funds to lose money if shares of money market funds in which they invest fall below $1.00 per share.

Foreign Risk – (Applies to all Funds).  The International Fund may invest directly in securities of foreign issuers.  Investing in foreign securities, including securities of foreign corporations, governments and government agencies or instrumentalities generally involves more risks than investing in U.S. securities.  These include risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates that may decrease the value of an investment; and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  In addition, foreign investments may not be subject to the same uniform accounting, auditing, or financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.  Certain foreign securities may also be less liquid (harder to sell) than many U.S. securities.  This means that a Fund may, at times, have difficulty selling certain foreign securities at favorable prices.  Additionally, brokerage commissions and other fees are generally higher for securities traded in foreign markets and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  Income earned on foreign securities may be subject to foreign withholding taxes.  Financial markets have recently experienced increased volatility due to the uncertainty surrounding the economies of certain European countries, which may increase the risks of investing in securities of foreign issuers.

Each of the Buffalo Funds may gain international exposure through the purchase of sponsored or unsponsored ADRs and other U.S. dollar-denominated securities of foreign issuers traded in the U.S.  ADRs are securities of foreign companies that are denominated in U.S. dollars.  ADRs are subject to similar risks as other types of foreign investments.  Unsponsored ADRs held by a Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to a Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent foreign risk, as described above.  These risks can increase the potential for losses in a Fund.

Emerging Markets Risk – (Applies only to the International Fund).  Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid, more volatile and may have a lower level of government oversight than securities markets in more developed countries.  The International Fund, and consequently the International Fund’s shareholders, may be adversely affected by exposure to these risks through its investment in emerging market issuers.

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Currency Risk – (Applies only to the International Fund).  When the International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars.  In purchasing or selling local currency to execute transactions on foreign exchanges, the International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Some countries have, and may continue to adopt internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.  In addition, a country may impose formal or informal currency exchange controls (or “capital controls”).  These types of controls may restrict or prohibit the International Fund’s ability to repatriate both investment capital and income, which could undermine the value of the Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss.

Cybersecurity Risk – (Applies to all Funds).   With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate their NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.  As a result, the Funds and their shareholders could be negatively impacted.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the Funds’ Statement of Additional Information (“SAI”).  Disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-PORT.  The annual and semi-annual reports to Fund shareholders are available free of charge, by contacting U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, at 1-800-49-BUFFALO (1-800-492-8332) and on the Funds’ website at www.buffalofunds.com.  Form N-CSR and the public portion of Form N-PORT are available on the SEC’s website at www.sec.gov.

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Management

INVESTMENT ADVISOR

Kornitzer Capital Management, Inc. is the manager and investment advisor for each of the Buffalo Funds.  KCM is responsible for overseeing and implementing each Fund’s investment program and managing the day-to-day investment activity and operations of each Fund.  KCM was founded in 1989.  In addition to managing and advising the Buffalo Funds, KCM provides investment advisory services to a broad variety of individual, corporate and other institutional clients.  As of March 31, 2019, KCM managed approximately $6.8 billion in assets for mutual funds, corporations, pensions and individuals.  As manager, KCM provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds.  This includes: investment management and supervision; transfer agent and accounting services; a portion of foreign custody fees (if applicable); fees for domestic custody services; independent auditor and legal counsel costs; fees and expenses of officers, trustees and other personnel (except as noted below); rent; shareholder services; and other items incidental to corporate administration.  KCM is located at 5420 West 61st Place, Shawnee Mission, Kansas 66205.

Under the respective Management Agreement between the Trust, on behalf of each Fund, and KCM, as compensation for KCM's services each Fund pays KCM a fee each month at an annual rate of each Fund’s average daily net assets as indicated below in the “Contractual Advisory Fee” column.  For the fiscal year ended March 31, 2019, KCM received an advisory fee at an annual rate of each Fund’s average daily net assets as indicated below in the “Advisory Fee Received” column.

	Contractual Advisory Fee (1)	Advisory Fee Received (1)
Name of Fund
Buffalo Discovery Fund	1.00%	1.00%
Buffalo Dividend Focus Fund	0.90%	0.90%
Buffalo Emerging Opportunities Fund	1.45%	1.45%
Buffalo Flexible Income Fund	1.00%	1.00%
Buffalo Growth Fund	0.90%	0.90%
Buffalo High Yield Fund	1.00%	1.00%
Buffalo International Fund	1.00%	1.00%
Buffalo Large Cap Fund	0.90%	0.90%
Buffalo Mid Cap Fund	1.00%	1.00%
Buffalo Small Cap Fund	1.00%	1.00%
(1)
Effective July 1, 2019, each Fund’s contractual advisory fee has been reduced by 0.15% and each Fund is now authorized to issue Retail Class and Institutional Class shares.  The Retail Class shares are subject to a 0.15% shareholder servicing fee.

Fund Expenses.  Certain expenses of the Funds are payable by the Funds.  These expenses include a portion of the foreign custody costs (if applicable), taxes, interest, governmental charges and fees, including registration of the Funds with the SEC and the various states, brokerage costs, dues, all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings, and out-of-pocket expenses incurred by the non-interested trustees of the Trust for travel, meals, lodging and similar items in connection with attendance at conferences or Board of Trustees meetings.  A discussion regarding the Board of Trustees’ basis for approving the Funds’ investment advisory agreements is included in the Funds’ annual report to shareholders for the fiscal year ended March 31,  2019 .

Portfolio Managers

The Buffalo Funds are managed by a portfolio management team supported by an experienced investment analysis and research staff.  The portfolio management team is responsible for the day-to-day management of their respective Funds as indicated below.

John Kornitzer, Co-Portfolio Manager.  Mr. Kornitzer is the president and chief investment officer of KCM, and has been an investment professional since 1968.  He served as investment manager at several Fortune 500 companies prior to founding KCM in 1989.  Mr. Kornitzer received his degree in Business Administration from St. Francis College in Pennsylvania.  Mr. Kornitzer serves as a co-portfolio manager of the Flexible Income Fund.

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Clay Brethour, CFA, Co-Portfolio Manager.  Mr. Brethour has been an investment professional since 1992 and joined KCM in 2000.  He previously was an equity research analyst with Security Management Group in Topeka, Kansas and a research analyst with Dain Rauscher Wessels.  Mr. Brethour holds a B.S. in Business-Finance from Kansas State University.  Mr. Brethour has served as co-portfolio manager of the Growth Fund since 2007 and the Discovery Fund since 2004.

Dave Carlsen, CFA, Co-Portfolio Manager.  Mr. Carlsen has been an investment professional since 1992 and joined KCM in 2004.  Mr. Carlsen was formerly a senior equity research analyst at Strong Capital Management, Inc. in Milwaukee, Wisconsin and an investment analyst and operations manager with Northern Capital Management Inc. in Madison, Wisconsin.  Mr. Carlsen holds a B.B.A. in Finance, Investments and Banking from the University of Wisconsin-Madison.  Mr. Carlsen has served as a co-portfolio manager of the Growth Fund since 2007 and the Discovery Fund since 2004.

Chris Carter, CFA, Co-Portfolio Manager.  Mr. Carter has been an investment professional since 2009 and joined KCM in 2011. Mr. Carter was formerly an equity research analyst at Nakoma Capital Management in Madison, Wisconsin from 2009-2011.  Mr. Carter holds a B.S. in Finance from Santa Clara University and an M.B.A. from the Wisconsin School of Business Applied Securities Analysis Program.  Mr. Carter has served as a co-portfolio manager of the Mid Cap Fund since November 2017.

Doug Cartwright, CFA, Co-Portfolio Manager.  Mr. Cartwright has been an investment professional since 2006 and joined KCM in 2013.  Mr. Cartwright was formerly an equity analyst with Kellogg Asset Management and a credit analyst with Waddell & Reed Investment Management.  Mr. Cartwright holds a B.A. in Business Administration from Baylor University and an M.B.A from the Wisconsin School of Business Applied Securities Analysis Program.  Mr. Cartwright has served as co-portfolio manager of the Emerging Opportunities Fund since 2015.

Jamie Cuellar, CFA, Co-Portfolio Manager.  Mr. Cuellar has been an investment professional since 1992 and joined KCM in 2015.  Mr. Cuellar was a Managing Director and Portfolio Manager for the US Small Cap and US Micro Cap Growth Strategies for PineBridge Investments and predecessor firms, John McStay Investment Counsel and Brazos Capital Management from 2000 to 2012.  He also served as a Portfolio Manager with Jacob Asset Management in 2012, a Senior Portfolio Manager with Northern Trust’s wealth advisory practice from 2012 to 2014 , as well as an Investment Analyst for Lee Financial Corporation in Dallas, TX from 1994 to 1999.  Mr. Cuellar holds a B.B.A. in Finance from the University of San Diego and an M.B.A from Southern Methodist University’s Cox School of Business.  Mr. Cuellar has served as a co-portfolio manager of the Small Cap Fund since 2015.

Jeff K. Deardorff, CFA, Co-Portfolio Manager.  Mr. Deardorff has been an investment professional since 1997 and joined KCM in 2002.  Previously, Mr. Deardorff worked as an equity arbitrage and money markets trader for Koch Industries.  He holds a B.S. in Business Administration from Kansas State University.  Mr. Deardorff has served as co-portfolio manager of the High Yield Fund since 2015 and the Dividend Focus Fund since July 2018.

Paul Dlugosch, CFA, Co-Portfolio Manager.  Mr. Dlugosch has been an investment professional since 1997 and joined KCM in 2002.  Previously, Mr. Dlugosch worked at Antares Capital Corporation and LaSalle National Bank in Chicago, Illinois.  He holds a B.S. in Business Administration from the University of Iowa.  Mr. Dlugosch has served as a co-portfolio manager of the Dividend Focus Fund since March 2013 and a co-portfolio manager of the Flexible Income Fund since 2011 and the High Yield Fund since 2007.
Alexander Hancock, CFA, Co-Portfolio Manager.  Mr. Hancock has been an investment professional since 1998 and joined KCM in 2002.  Previously, Mr. Hancock was a private equity analyst at ClearLight Partners, LLC and an analyst in the investment banking division of Salomon Smith Barney.  He holds a B.A. in Economics from Dartmouth College.  Mr. Hancock has served as co-portfolio manager of the Small Cap Fund since 2017 and as portfolio manager of the Large Cap Fund since August 2018.

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Nicole Kornitzer, CFA, Co-Portfolio Manager.  Ms. Kornitzer has been an investment professional since 2000 and she worked for KCM as a research analyst from 2000 to 2002 and rejoined the firm in 2004.  Ms. Kornitzer holds a B.A. in Biology from the University of Pennsylvania, a Master’s Degree in French Cultural Studies from Columbia University and an M.B.A. from INSEAD.  Ms. Kornitzer has served as co-portfolio manager of the International Fund since 2009.

William Kornitzer, CFA, Co-Portfolio Manager.  Mr. Kornitzer has been an investment professional since 1992.  Mr. Kornitzer worked for KCM as a research analyst from 1997 to 2000 and rejoined the firm in 2004 as a co-portfolio manager of the Large Cap and Growth Funds from 2004 to 2007.  Mr. Kornitzer received his M.B.A. from Drexel University and his B.S. in Finance from Virginia Tech.  Mr. Kornitzer has served as co-portfolio manager of the International Fund since its inception in 2007.

Robert Male, CFA, Co-Portfolio Manager.  Mr. Male has been an investment professional since 1986 and joined KCM in 1997.  Prior to joining KCM, he was a senior equity securities analyst with the USAA Investment Management Company in San Antonio, Texas.  He holds a B.S. in Business Administration from the University of Kansas and an M.B.A. from Southern Methodist University.  Mr. Male has served as a co-portfolio manager of the Small Cap Fund since its inception.

Craig Richard, CFA, Co-Portfolio Manager.  Mr. Richard has been an investment professional since 2002 and joined KCM in 2008.  Previously, Mr. Richard was an equity research analyst with A.G. Edwards from 2005 to 2007.  Mr. Richard holds a B.S. from Kansas State University and an M.B.A. from the University of Kansas.  Mr. Richard has served as a co-portfolio manager of the Emerging Opportunities Fund since 2013.

Jeffrey Sitzmann, CFA, Co-Portfolio Manager.  Mr. Sitzmann has been an investment professional since 1987 and joined KCM in 2002.  Previously, Mr. Sitzmann worked as a Senior Investment Analyst at Banc One Investment Advisors.  Mr. Sitzmann holds a B.B.A. from the University of Toledo and an M.B.A. from the University of Chicago.  Mr. Sitzmann has served as a co-portfolio manager of the High Yield Fund since 2007 and the Dividend Focus Fund since July 2018.

Josh West, CFA, Co-Portfolio Manager. Mr. West has been an investment professional since 2005 and joined KCM in 2008.  Previously, Mr. West was an equity investment analyst with Scout Investment Advisors in Kansas City, Missouri.  Mr. West holds an M.B.A. from the University of Missouri-Columbia and B.S. from the University of Missouri-Columbia.  Mr. West has served as a co-portfolio manager of the Mid Cap Fund since November 2017.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of shares in the Funds that they manage.

Distribution and Other Services

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter and U.S. Bancorp Fund Services, LLC serves as transfer agent to the Funds.  Quasar Distributors, LLC and U.S. Bancorp Fund Services, LLC are located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, WI 53202.

The Advisor and/or the Funds’ distributor, Quasar Distributors, LLC (the “Distributor”), out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to any service fees and other fees paid by the Fund to such brokers and other financial intermediaries.  These arrangements are sometimes referred to as “revenue sharing” arrangements.  Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses.  They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ prospectus.

Such additional cash payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds and/or investors in the Funds, including (without limitation) shareholder servicing, and marketing support.  These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the Fund and the dollar amount of shares sold.  The level of payments made to a qualifying financial intermediary in any given year will vary.  Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount.  As of the date of this prospectus, the maximum amount of additional compensation that the Advisor or Distributor is paying to any intermediary from its own assets is 0.40% of average daily net assets attributable to the financial intermediary.

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These payments may provide an additional incentive to financial intermediaries to actively promote the Funds. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend a particular Fund.  Your financial intermediary may charge you additional fees and commissions.  You should consult your dealer or financial intermediary for more details about any such payment it receives.  As of the date of this prospectus, the Advisor or Distributor may pay a more substantial amount of additional cash payments to the following firms in connection with the sale of Fund shares: Charles Schwab; Pershing LLC; Fidelity Brokerage Services, Inc.; Nationwide Investment Services Corp.; National Investor Services Corporation; and Invesmart Securities, LLC.

Although a financial intermediary that sells Fund shares may also act as a broker or dealer in connection with a Fund’s purchase or sale of portfolio securities, the Advisor does not consider a financial intermediary’s sale of shares of a Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Funds.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of the Funds’ Retail Class shares that allows the Funds to make payments to financial intermediaries and other persons for certain personal services for Retail Class shareholders and/or the maintenance of Retail Class shareholder accounts.  The amount of the shareholder servicing fee authorized is an annual rate of up to 0.15% of each Fund’s average daily net assets attributable to Retail Class shares.

Shareholder fees are paid out of the Funds’ assets attributable to Retail Class shares on an on-going basis.  Over time these fees will increase the cost of your investment in Retail Class shares of the Funds, and may cost you more than paying other types of sales charges.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or at least since inception).  Certain information reflects financial results for a single share of a Fund.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all distributions.  This information has been derived from the Funds’ financial statements which are included in the annual report, and have been audited by […], whose report is also included in the annual report.  The Buffalo Funds’ annual report is available at no charge upon request.  Because the Institutional Class shares have recently commenced operations, there are no financial highlights available for Institutional Class shares at this time.

Discovery Fund
Retail Class

	Years Ended March 31,
Data for a share of capital stock outstanding throughout the year.	2019	2018	2017	2016	2015

Net asset value, beginning of year		$21.86	$19.30	$21.50	$20.53

Income from investment operations:
Net investment income (loss)		(0.04)	(0.02)	(0.03)	(0.05)
Net realized and unrealized gains (losses)		3.82	3.10	(0.69)	3.08

Total from investment operations		3.78	3.08	(0.72)	3.03

Less distributions from:
Net investment income		—	—	—	—
Net realized gain from investment transactions		(1.12)	(0.52)	(1.48)	(2.06)

Total distributions		(1.12)	(0.52)	(1.48)	(2.06)

Paid-in capital from redemption fees(1)		—	—	—	—

Net asset value, end of year		$24.52	$21.86	$19.30	$21.50

Total return		17.35%	16.13%	(3.33%)	15.56%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)		$1,896,950	$1,254,238	$1,010,583	$774,187
Ratio of expenses to average net assets		1.01%	1.01%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets		(0.20%)	(0.11%)	(0.18%)	(0.28%)
Portfolio turnover rate		42%	51%	59%	52%

(1)	Less than $0.01 per share.

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Dividend Focus Fund
Retail Class

	Year Ended March 31,
Data for a share of capital stock outstanding throughout the period	2019	2018	2017	2016	2015

Net asset value, beginning of period		$15.32	$13.20	$13.76	$12.25

Income from investment operations:
Net investment income		0.19	0.18	0.16	0.13
Net realized and unrealized gains (losses)		1.11	2.22	(0.30)	2.16

Total from investment operations		1.30	2.40	(0.14)	2.29

Less distributions from:
Net investment income		(0.19)	(0.18)	(0.17)	(0.13)
Net realized gain from investment transactions		(0.15)	(0.10)	(0.26)	(0.65)

Total distributions		(0.34)	(0.28)	(0.43)	(0.78)

Paid-in capital from redemption fees		—	—(1)	0.01	—(1)

Net asset value, end of period		$16.28	$15.32	$13.20	$13.76

Total return		8.51%	18.35%	(0.88%)	18.86%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)		$59,364	$59,795	$38,222	$41,116
Ratio of expenses to average net assets		0.94%	0.95%	0.97%	0.94%
Ratio of net investment income to average net assets		1.16%	1.34%	1.21%	1.04%
Portfolio turnover rate		21%	26%	65%	62%

(1)	Less than $0.01 per share.

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Emerging Opportunities Fund
Retail Class

	Years Ended March 31,
Data for a share of capital stock outstanding throughout the year.	2019	2018	2017	2016	2015

Net asset value, beginning of year		$15.78	$13.89	$17.85	$19.31

Income from investment operations:
Net investment loss		(0.18)	(0.13)	(0.28)	(0.31)
Net realized and unrealized gains (losses)		3.55	3.25	(2.45)	0.06

Total from investment operations		3.37	3.12	(2.73)	(0.25)

Less distributions from:
Net realized gain from investment transactions		(3.12)	(1.23)	(1.23)	(1.25)

Paid-in capital from redemption fees		—	—(1)	—(1)	0.04

Net asset value, end of year		$16.03	$15.78	$13.89	$17.85

Total return		21.84%	22.99%	(15.47%)	(0.71%)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)		$87,969	$85,336	$114,270	$238,828
Ratio of expenses to average net assets		1.48%	1.48%	1.47%	1.47%
Ratio of net investment loss to average net assets		(1.10%)	(0.62%)	(1.19%)	(1.29%)
Portfolio turnover rate		48%	95%	70%	19%

(1)	Less than $0.01 per share.

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Flexible Income Fund
Retail Class

	Years Ended March 31,
Data for a share of capital stock outstanding throughout the year.	2019	2018	2017	2016	2015

Net asset value, beginning of year		$14.74	$13.70	$14.53	$14.41

Income from investment operations:
Net investment income		0.34	0.35	0.38	0.30
Net realized and unrealized gains (losses)		0.77	1.14	(0.70)	0.18

Total from investment operations		1.11	1.49	(0.32)	0.48

Less distributions from:
Net investment income		(0.36)	(0.38)	(0.41)	(0.30)
Net realized gain from investment transactions		(0.49)	(0.07)	(0.10)	(0.06)

Total distributions		(0.85)	(0.45)	(0.51)	(0.36)

Paid-in capital from redemption fees(1)		—	—	—	—

Net asset value, end of year		$15.00	$14.74	$13.70	$14.53

Total return		7.57%	11.02%	(2.24%)	3.33%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)		$698,084	$797,453	$899,246	$1,350,945
Ratio of expenses to average net assets		1.01%	1.01%	1.01%	1.01%
Ratio of net investment income to average net assets		2.27%	2.45%	2.72%	2.05%
Portfolio turnover rate		2%	1%	5%	42%

(1)	Less than $0.01 per share.

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Growth Fund
Retail Class

	Years Ended March 31,
Data for a share of capital stock outstanding throughout the year.	2019	2018	2017	2016	2015

Net asset value, beginning of year		$30.83	$28.86	$34.60	$35.45

Income from investment operations:
Net investment income		0.39	0.23	0.18	0.19
Net realized and unrealized gains (losses)		4.58	3.36	(0.61)	3.63

Total from investment operations		4.97	3.59	(0.43)	3.82

Less distributions from:
Net investment income		(0.45)	(0.22)	(0.19)	(0.18)
Net realized gain from investment transactions		(5.52)	(1.40)	(5.12)	(4.49)

Total distributions		(5.97)	(1.62)	(5.31)	(4.67)

Paid-in capital from redemption fees(1)		—	—	—	—

Net asset value, end of year		$29.83	$30.83	$28.86	$34.60

Total return		16.42%	12.88%	(0.96%)	11.32%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)		$204,251	$326,944	$395,511	$463,167
Ratio of expenses to average net assets		0.91%	0.91%	0.91%	0.91%
Ratio of net investment income to average net assets		0.90%	0.70%	0.52%	0.48%
Portfolio turnover rate		32%	18%	42%	30%

(1)	Less than $0.01 per share.

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High Yield Fund
Retail Class

	Years Ended March 31,
Data for a share of capital stock outstanding throughout the year.	2019	2018	2017	2016	2015

Net asset value, beginning of year		$11.21	$11.04	$11.71	$11.84

Income from investment operations:
Net investment income		0.50	0.48	0.44	0.44
Net realized and unrealized gains (losses)		(0.15)	0.42	(0.48)	(0.03)

Total from investment operations		0.35	0.90	(0.04)	0.41

Less distributions from:
Net investment income		(0.47)	(0.47)	(0.46)	(0.42)
Net realized gain from investment transactions		(0.05)	(0.26)	(0.17)	(0.12)

Total distributions		(0.52)	(0.73)	(0.63)	(0.54)

Paid-in capital from redemption fees(1)		—	—	—	—

Net asset value, end of year		$11.04	$11.21	$11.04	$11.71

Total return		3.20%	8.37%	(0.41%)	3.58%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)		$231,295	$236,006	$282,385	$255,987
Ratio of expenses to average net assets		1.02%	1.02%	1.01%	1.02%
Ratio of net investment income to average net assets		4.06%	4.27%	3.79%	3.71%
Portfolio turnover rate		41%	40%	44%	25%

(1)	Less than $0.01 per share.

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International Fund
Retail Class

	Years Ended March 31,
Data for a share of capital stock outstanding throughout the period	2019	2018	2017	2016	2015

Net asset value, beginning of period		$12.80	$11.40	$11.93	$11.73

Income from investment operations:
Net investment income		0.06	0.13	0.06	0.09
Net realized and unrealized gains (losses)		2.29	1.39	(0.54)	0.18

Total from investment operations		2.35	1.52	(0.48)	0.27

Less distributions from:
Net investment income		(0.04)	(0.12)	(0.05)	(0.07)
Distributions from capital gains		(0.01)	—	—	—

Total distributions		(0.05)	(0.12)	(0.05)	(0.07)

Paid-in capital from redemption fees(1)		—	—	—	—

Net asset value, end of period		$15.10	$12.80	$11.40	$11.93

Total return		18.40%	13.46%	(4.02%)	2.32%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)		$277,865	$203,276	$234,446	$256,608
Ratio of expenses to average net assets		1.03%	1.04%	1.04%	1.05%
Ratio of net investment income to average net assets		0.42%	1.02%	0.52%	0.77%
Portfolio turnover rate		13%	4%	7%	21%

(1)	Less than $0.01 per share.

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Large Cap Fund
Retail Class

	Years Ended March 31,
Data for a share of capital stock outstanding throughout the year.	2019	2018	2017	2016	2015

Net asset value, beginning of year		$26.53	$23.09	$25.09	$23.34

Income from investment operations:
Net investment income		0.09	0.08	0.09	0.05
Net realized and unrealized gains (losses)		4.01	4.18	(0.47)	4.51

Total from investment operations		4.10	4.26	(0.38)	4.56

Less distributions from:
Net investment income		(0.04)	(0.13)	(0.04)	(0.05)
Net realized gain from investment transactions		(1.51)	(0.69)	(1.58)	(2.76)

Total distributions		(1.55)	(0.82)	(1.62)	(2.81)

Paid-in capital from redemption fees(1)		—	—	—	—

Net asset value, end of year		$29.08	$26.53	$23.09	$25.09

Total return		15.41%	18.67%	(1.56%)	20.29%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)		$69,024	$57,881	$47,794	$44,013
Ratio of expenses to average net assets		0.93%	0.95%	0.94%	0.96%
Ratio of net investment income to average net assets		0.33%	0.34%	0.41%	0.23%
Portfolio turnover rate		40%	41%	62%	30%

(1)	Less than $0.01 per share.

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Mid Cap Fund
Retail Class

	Years Ended March 31,
Data for a share of capital stock outstanding throughout the year.	2019	2018	2017	2016	2015

Net asset value, beginning of year		$15.68	$15.04	$18.68	$19.27

Income from investment operations:
Net investment income (loss)		(0.03)	(0.01)	(0.02)	(0.04)
Net realized and unrealized gains (losses)		1.77	1.85	(1.62)	1.87

Total from investment operations		1.74	1.84	(1.64)	1.83

Less distributions from:
Net investment income		—	—	—(1)	—(1)
Net realized gain from investment transactions		(3.43)	(1.20)	(2.00)	(2.42)

Total distributions		(3.43)	(1.20)	(2.00)	(2.42)

Paid-in capital from redemption fees(1)		—	—	—	—

Net asset value, end of year		$13.99	$15.68	$15.04	$18.68

Total return		11.69%	12.94%	(8.83%)	10.43%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)		$155,587	$395,413	$458,635	$566,302
Ratio of expenses to average net assets		1.01%	1.01%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets		(0.13%)	(0.09%)	(0.10%)	(0.18%)
Portfolio turnover rate		51%	51%	46%	12%

(1)	Less than $0.01 per share.

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Small Cap Fund
Retail Class

	Years Ended March 31,
Data for a share of capital stock outstanding throughout the year.	2019	2018	2017	2016	2015

Net asset value, beginning of year		$16.61	$16.64	$32.83	$36.02

Income from investment operations:
Net investment loss		(0.09)	(0.13)	(0.20)	(0.24)
Net realized and unrealized gains (losses)		2.92	3.19	(3.60)	0.31

Total from investment operations		2.83	3.06	(3.80)	0.07

Less distributions from:
Net realized gain from investment transactions		(4.44)	(3.09)	(12.39)	(3.26)

Paid-in capital from redemption fees(1)		—	—	—	—

Net asset value, end of year		$15.00	$16.61	$16.64	$32.83

Total return		17.65%	24.51%	(13.28%)	0.56%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)		$535,820	$563,002	$961,411	$3,005,980
Ratio of expenses to average net assets		1.01%	1.01%	1.01%	1.00%
Ratio of net investment loss to average net assets		(0.64%)	(0.52%)	(0.61%)	(0.63%)
Portfolio turnover rate		49%	45%	41%	17%

(1)	Less than $0.01 per share.

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Index Descriptions

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The ICE BofAML US High Yield Index is an unmanaged index that tracks the performance of U.S. dollar denominated, below investment-grade rated corporate debt publically issued in the U.S. domestic market.

The Lipper Equity Income Funds Index® tracks funds that seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities.

The Lipper High Yield Bond Funds Index® is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds.

The Lipper International Funds Index® measures the performance of the 30 largest mutual funds in the international equity fund objective, as determined by Lipper, Inc.

The Lipper Large-Cap Growth Funds Index® is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification.

The Lipper Mid-Cap Growth Funds Index® is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification.

The Lipper Mixed-Asset Target Allocation Moderate Funds Index® is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.

The Lipper Multi-Cap Growth Funds Index® is an unmanaged index that reflects the net asset value weighted return of 30 of the largest multi-cap growth funds tracked by Lipper.

The Lipper Small-Cap Growth Funds Index® is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification.

The Morningstar Global Markets ex-US Index is designed to provide exposure to the top 97% market capitalization in each of two economic segments, developed markets, excluding the United States, and emerging markets.

The Morningstar US Growth Index measures the performance of US stocks that are expected to grow at a faster pace than the rest of the market as measured by forward earnings, historical earnings, book value, cash flow and sales.

The Morningstar US Mid Growth Index measures the performance of US mid-cap stocks that are expected to grow at a faster pace than the rest of the market as measured by forward earnings, historical earnings, book value, cash flow and sales.

The Morningstar US Large Cap Index measures the performance of the US equity market targeting the top 70% of stocks by market capitalization.

The Morningstar US Large Growth Index measures the performance of US large-cap stocks that are expected to grow at a faster pace than the rest of the market as measured by forward earnings, historical earnings, book value, cash flow and sales.

The Morningstar US Large-Mid Cap Index measures the performance of the US equity market targeting the top 90% of stocks by market capitalization.

The Morningstar US Small Growth Index measures the performance of US small-cap stocks that are expected to grow at a faster pace than the rest of the market as measured by forward earnings, historical earnings, book value, cash flow and sales.

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Shareholder Information

CHOOSING A SHARE CLASS

The Funds offers Retail Class and Institutional Class shares in this Prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices.

[Institutional Class Shares.

Institutional Class shares of each Fund are offered for sale at net asset value (“NAV”) without the imposition of a sales charge, Rule 12b-1 distribution fee or shareholder servicing fees.  Institutional Class shares also pay lower annual expenses than Retail Class shares.  In addition, Institutional Class shares may be regarded as “clean” shares and may be available on brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Institutional Class shares in these programs may be required to pay a commission and/or other forms of compensation to the broker.

Institutional Class shares are available to a limited type of investor, and may only be purchased by the following entities, subject to applicable investment minimums: other mutual funds; endowments; foundations; bank trust departments or trust companies.  Institutional Class shares may also be offered, with no initial or subsequent investment minimums, to:

•	retirement plans such as 401(a), 401(k) or 457 plans;
•	certain IRAs if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Funds;
•	registered investment advisers investing on behalf of clients in exchange for an advisory, management or consulting fee;
•
trustees of the Trust, former trustees of the Trust, employees of affiliates of the Funds and Adviser and other individuals who are affiliated with the Funds (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Adviser affiliate employee benefit plans; and

•	wrap fee programs of certain broker-dealers. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.]

Retail Class Shares.

Retail Class shares of the Funds are offered for sale at NAV without the imposition of a sales charge or Rule 12b-1 distribution fee.  Retail Class shares of the Funds are subject to a shareholder servicing fee of up to 0.15% of the average daily net assets of the Funds attributable to Retail Class shares, computed on an annual basis.

You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

HOW SHARE PRICE IS DETERMINED

Shares of each Fund are purchased or redeemed at their NAV next calculated after your purchase order and payment or redemption order is received in “good order” by a Fund, its agents or an authorized financial intermediary.  In the case of certain authorized financial intermediaries (“financial intermediaries”), such as broker-dealers, fund supermarkets, retirement plan record-keepers or other financial institutions, that have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the NAV next effective after receipt by such intermediary, consistent with applicable laws and regulations.  Orders placed through financial intermediaries who have not been specifically authorized to accept purchase and redemption requests on behalf of the Fund will be processed at the NAV determined after receipt of the purchase or redemption request by the Fund.

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A Fund’s NAV is calculated by subtracting from the Fund’s total assets any liabilities and then dividing this amount by the total outstanding shares as of the date of the calculation.  The NAV is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern time), on days when the Funds are open for business.  The Funds are closed on weekends, days when the NYSE is not open for unrestricted trading and certain national holidays as disclosed in the SAI.

Each security owned by a Fund that is listed on a securities exchange (including ADRs), except those traded on NASDAQ, is valued at the latest sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, a Fund will use the price of the exchange that it generally considers to be the principal exchange on which the security is traded.  Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked price on such day.  Debt securities with remaining maturities of 60 days or less are normally valued at the last sale price reported unless there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and asked prices.  U.S. Government and Agency Securities are valued at the mean between the most recent bid and asked prices provided by a pricing service.  Other debt securities are value at the mean between the closing bid and asked prices provided by a pricing service.

When market quotations are not readily available or when they may not reflect the actual market value, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees.  Under these fair value procedures the authority to determine estimates of fair value has been delegated to a valuation committee consisting of members of the Funds’ Advisor and administrator, subject to the ultimate supervision of the Board of Trustees.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.  These fair value procedures are used by the valuation committee to price a security when corporate events, events in the securities market or world events cause the Funds’ management to believe that a security’s last sale price may not reflect its actual market value.  In addition, the fair value procedures are used by the valuation committee to price thinly traded securities (such as junk bonds and small- or micro-cap securities) when the Funds’ management believes that the last sale price may not accurately reflect the securities’ market values.  By using fair value pricing procedures, the goal is to ensure that the Funds are accurately priced.  The effects of using fair value pricing are that the value derived may only best reflect the value as determined, and the real value may vary higher or lower.  To the extent that the valuation committee determines the fair market value of a security, it is possible that the fair market value determined by the valuation committee will not exactly match the market price of the security when the security is sold by a Fund.

Valuation of Foreign Securities Traded on Foreign Exchanges and Markets

Under normal market conditions the International Fund determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier.  The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day that the value of the foreign security is determined.  If no sale is reported at that time, the foreign security will be valued at the mean between the most recent quoted bid and asked price.  Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value.  If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

Trading in securities on foreign stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open (“NYSE business day”).  Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the International Fund.  As a result, the Fund could be susceptible to what is referred to as “time zone arbitrage.”  Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund’s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund’s NAV is computed.  This type of trading may dilute the value of the Fund’s shares, if such discrepancies in security values actually exist.

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To attempt to minimize the possibilities for time zone arbitrage, the foreign securities are valued using fair value procedures established and approved by the Board of Trustees.  These procedures include the use of independent pricing services that have been approved by the Board of Trustees.  The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders.  However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of arbitrage market timing.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day.  Furthermore, trading takes place in various foreign markets on days that are not NYSE business days, and on which the Fund’s NAV is not calculated.  Therefore, the NAV of the Fund’s shares may change on days when shareholders may not be able to purchase or redeem the Fund’s shares.  The calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation.  In these situations, the securities will be valued at fair value determined in good faith in accordance with the Funds’ fair value procedures established and approved by the Board of Trustees.

HOW TO PURCHASE SHARES

No Load Funds

There are no sales commissions or Rule 12b-1 distribution fees charged on investments in either share class of the Funds.  Retail Class shares are subject to a shareholder servicing fee of up to 0.15% per year.

How to Buy Shares

To make an initial purchase, your purchase order must be received by the Funds, their agents or an authorized financial intermediary in “good order.”  “Good order” means that your purchase includes: (1) a completed account application or investment stub; (2) the dollar amount of shares to be purchased; and (3) a check payable to Buffalo Funds, which indicates your investment in a Fund (see chart on page 94 for details on making investments in the Funds).  In general, you may purchase shares of the Funds as indicated below:

•	by phone, Internet, mail or wire;
•	through Automatic Investments; and
•	through exchanges from another Buffalo Fund.

All checks must be in U.S. dollars drawn on a domestic financial institution.  Money orders, cash, third party checks, credit card checks, Treasury checks, traveler’s checks, starter checks, postdated checks or any conditional order or payment will not be accepted as payment.  Your NAV per share for a purchase will be the next computed NAV after your request is received in “good order” by the Fund, its agents or an authorized financial intermediary.  All requests received in “good order” by the Fund, its agents or an authorized financial intermediary before the close of regular trading on the NYSE (4:00 p.m., Eastern time) will be executed at the NAV, computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

The Funds do not issue share certificates and their shares are not registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

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Minimum Investment Amount
	Initial		Subsequent
	Retail Class	Institutional Class	All Classes
Regular Accounts (unless opened via an exchange)	$ 2,500	$ […]	$ 100
Exchange from another Buffalo Fund	$ 1,000	$ […]	$ 100
Automatic Investment Plan	$ 100	$ […]	$ 100
IRA and Uniform Transfers/Gifts to Minors Accounts	$ 250	$ […]	$ 100
SEPs, Coverdell ESAs, and SAR-SEPs	$ 250	$ […]	$ 100

Automatic Investment Plan

For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date.  A fee will be charged if your bank does not honor the AIP draft for any reason.

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment, which is $2,500 for holders of Retail Class shares and $[…] for holders of Institutional Class shares, for regular shareholder accounts, unless opened via an exchange.  If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum.  If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for falling below the minimum account size.

HOW TO REDEEM SHARES

You may withdraw proceeds from your account at any time by mail, by wire or by telephone.  Your NAV for a redemption will be the next computed NAV after your request is received by the Fund, its agents or an authorized financial intermediary in “good order”.  All requests received in “good order” by the Fund, its agents or an authorized financial intermediary before the close of regular trading on the NYSE (4:00 p.m. Eastern time) will be executed at the NAV computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

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There is no minimum limit for withdrawal via mail or wire, but the most you can redeem by telephone is $50,000, provided that you have previously registered for this service.  Redemption requests by mail must be received by the Funds, their agents or an authorized financial intermediary in “good order.”  For redemption requests, “good order” means that: (1) your request should be in writing, indicating the number of shares or dollar amount to be redeemed; (2) the request properly identifies your account number; (3) the request is signed by you and any other person listed as an account owner exactly as the shares are registered; and, if applicable, (4) the signature(s) on the request is guaranteed.  Redemptions over $50,000 must be made in writing and be signature guaranteed.  Additionally, signature guarantees are required when any of the following are true:

•	you request that redemption proceeds be sent to a different payee, bank, or address than that which the Funds have on file;
•	you request that redemption proceeds be sent to an address of record within 15 days of changing that address; or
•	you are changing the account registration or sending proceeds to a Buffalo account with a different registration.

For further instructions about signature guarantees, see the “Signature Guarantees” section.

You may receive proceeds of your sale in a check sent to the address of record, electronically via the ACH network using the previously established bank instructions or federal wire transfer to your pre-established bank account.  The Funds typically expect that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days.  Please note that wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  In all cases, proceeds will be processed within seven calendar days after the Funds receive your redemption request.

The Funds typically send redemption proceeds on the next Business Day after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.  The Funds typically expect to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent with the management of the Funds.  The Funds reserve the right to redeem in-kind as described under “Redemption in-Kind,” below.  Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders.  Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.  If shares to be redeemed represent a recent investment made by check or ACH transfer, the Funds reserve the right to not make the redemption proceeds available until they have reasonable grounds to believe that the check or ACH transfer has been collected (which may take up to 12 calendar days).

The following services are also available to shareholders.  Please call 1-800-49-BUFFALO (1-800-492-8332) for more information.

• Uniform Transfers/Gifts to Minors Accounts	• Roth IRA accounts
• Transfer on Death (“TOD”) Accounts	• Coverdell Education Savings Accounts
• Accounts for corporations, partnerships and retirement plans.	• Simplified Employee Pensions (“SEPs”)
• Traditional IRA accounts	• Simple IRAs

Distributions

Distributions. Each Fund intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a RIC, a Fund generally pays no federal income tax on the investment company taxable income and net capital gain it distributes to you, provided that the Fund complies with all requirements regarding the sources of its income, diversification of its assets, and the timing and amount of its distributions.  The Dividend Focus, Flexible Income and High Yield Funds expect to declare and distribute all of their respective investment company taxable income, which includes interest, dividends, net short-term capital gain and net gain from foreign currency transactions, if any, to their respective shareholders at least annually and as frequently as quarterly or monthly.  The International, Large Cap, Emerging Opportunities, Mid Cap, Discovery, Small Cap, and Growth Funds expect to declare and distribute investment company taxable income, if any, annually, usually in December.  Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be declared and paid by each of the Buffalo Funds annually, usually in December.  A Fund may distribute its investment company taxable income and net capital gain more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on such Fund.  Alternatively, but subject to the approval of the Board of Trustees, any or all of the Funds may distribute all of their investment company taxable income and net capital gain, if applicable, annually, semi-annually, quarterly or monthly on a date or dates approved by the Board of Trustees.

The amount of any distribution will vary, and there is no guarantee a Fund will make a distribution of either investment company taxable income or net capital gain.  There are no fees or sales charges on reinvestments of distributions in additional Fund shares. If you elect to receive payments of distributions in cash, and the U.S. Postal Service is unable to deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the applicable Fund’s then-current NAV, and to reinvest all subsequent distributions.  You may change your distribution option by contacting the Transfer Agent by telephone or in writing at least 5 days prior to the record date of the next distribution.

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Annual Statements.  Every January, you will receive a statement that shows the tax status of distributions you received (or were deemed to receive) in the previous calendar year.  The Funds may reclassify distributions after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Funds will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Distribution.”  If you are a taxable investor and invest in a Fund shortly before the record date of a distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund.  Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders.  Please consult your tax advisor before investing.

Federal Income Tax Considerations.  In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or long-term capital gain tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.  Fund distributions may not be subject to federal income tax if you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case you may be subject to federal income tax upon withdrawal of money from such tax-deferred arrangements.

For federal income tax purposes, Fund distributions of investment company taxable income are taxable to you as ordinary income unless any part of such distribution is attributable to and reported as qualified dividend income.  For a non-corporate shareholder, any distribution attributable to and reported as qualified dividend income will be eligible for the reduced federal income tax rates applicable to long-term capital gain, provided such shareholders meet certain holding period requirements with respect to their Fund shares.  For a corporate shareholder, a portion of a Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its Fund shares.  For non-corporate shareholders, distributions of net capital gain are taxable as long-term capital gain no matter how long the shareholder has owned its Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

Medicare Tax.  In addition to the federal income tax, certain individuals, trusts and estates may be subject to a net investment income (“NII”) tax of 3.8%.  The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Funds’ distributions are includable in a shareholder’s investment income for purposes of this NII tax.  In addition, any capital gain realized upon a sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

Sale, Exchange or Redemption of Fund Shares.  If you are a taxable investor, a sale, exchange or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be realized.  For federal income tax purposes, an exchange of your Fund shares for shares of a different Buffalo Fund is the same as a sale or redemption.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within thirty days before or after selling, exchanging or redeeming other Fund shares at a loss, all or part of your loss will not be deductible and will instead increase the basis of the new shares.

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Backup Withholding.  By law, if you do not provide the Funds with your proper Social Security Number or taxpayer identification number and make certain required certifications, you may be subject to backup withholding on any distributions of investment company taxable income, net capital gain, or proceeds from the sale, exchange or redemption of your shares.  The Funds also must withhold if the IRS instructs them to do so.  The rate of backup withholding is set under Section 3406 of the Code for U.S. residents.
International Fund.  If the International Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you, which you may either claim as a foreign tax credit or deduction if you itemize deductions.  The Fund will notify you if it is eligible to and makes such an election.  Please see the SAI for more information regarding the pass-through of foreign taxes.

Cost Basis Reporting.  The Funds are required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 when such shareholders subsequently sell, exchange or redeem those Fund shares.  The Funds will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

Other.  Fund distributions and capital gains from the sale, exchange or redemption of your Fund shares generally are subject to state and local taxes.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% rate on amounts that are not effectively connected with a U.S. trade or business (or lower rate pursuant to certain treaties) and U.S. estate tax.  Additionally, non-U.S. investors may be subject to special U.S. tax certification requirements.

This discussion of distributions and taxes is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Funds.

Additional Policies About Transactions

The Funds cannot process a transaction request unless it is properly completed as described in this section.  To avoid delays, please call the Funds if you have any questions about these policies.  The Funds reserve the right to cancel or change these transaction policies at any time upon 30 days’ written notice to shareholders prior to any change taking effect.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s (or authorized financial intermediary’s) offices.

If you wish to purchase (or redeem) shares of a Buffalo Fund through a broker, a fee may be charged by that broker.  You may also contact the Buffalo Funds directly to purchase and redeem shares of the Funds without this fee.  In addition, you may be subject to other policies or restrictions of the broker, such as a higher minimum account value.

Purchases – The Funds may reject purchase orders when they are not received by the Funds, their agents or an authorized financial intermediary in “good order” or when it is in the best interest of a Fund and its shareholders to do so.  If your check or ACH does not clear, you will be charged a fee of $25, and you may be responsible for any additional charges incurred by the Funds.  If a purchase order is rejected for any reason, the investor will be notified.

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Redemptions – The Funds generally send proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in “good order” by the Fund, its agents or an authorized financial intermediary.  But the Funds reserve the right, under certain circumstances, to delay the payment of redemption proceeds up to seven days (as allowed by applicable law).

The Funds cannot accept requests that contain special conditions or effective dates, and the Funds may request additional documentation to ensure that a request is genuine.  Under certain circumstances, the Funds may, instead of cash, pay you proceeds in the form of liquid portfolio securities owned by the Fund.  For federal income tax purposes, redemptions paid in securities are taxed in the same manner as redemptions paid in cash.  If the Funds pay you with securities in this manner, the total value of such securities on the date of sale will be used to calculate your capital gain or loss for federal income tax purposes with respect to such redemption.  If you receive securities instead of cash, you will incur brokerage costs when converting the securities into cash and will bear any market risk until such securities are converted.

If you request a redemption within 12 days of a purchase, the Funds will delay sending your proceeds until unconditional payment has been collected.  This may take up to 12 calendar days from the date of purchase.  For your protection, if your account address has been changed within the last 15 days, your redemption request must be in writing and signed by each account owner, with signature(s) guaranteed.  The right to redeem shares may be temporarily suspended in emergency situations as permitted by federal law.

Shareholders who hold their shares in an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Generally, redemption requests failing to indicate an election not to have tax withheld will be subject to 10% withholding.  Please refer to your IRA Disclosure Statement for more information.

The Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Funds nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

Telephone redemptions cannot be made for retirement plan accounts.  You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Market Timing and Frequent Trading – While the Funds provide shareholders with daily liquidity, the Funds are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Funds including, but not limited to, market timing.  Market timing is generally defined as the excessive short-term trading of mutual fund shares that may be harmful to the Funds and their shareholders.  The Funds do not allow market timing or accommodate market timers and have policies and procedures to that end.

Frequent purchases and redemptions of a Fund’s shares may present certain risks for a Fund and its shareholders.  These risks include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of a Fund’s portfolio, negatively impairing a Fund’s performance and increased brokerage and administrative costs for all shareholders, including long-term shareholders who do not generate these costs.  A Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.

The Board of Trustees has adopted policies and procedures to prevent excessive short-term trading and market timing, under which the Funds will refuse to sell shares to market timers, and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer.  The Funds may refuse or cancel purchase orders (within one business day of purchase) for any reason, without prior notice, particularly purchase orders that the Funds believe are made by or on behalf of market timers.  You will be considered a market timer if you: (i) have requested a redemption of Fund shares within 90 days of an earlier purchase (or exchange) request; (ii) make investments of $1 million or more followed by a redemption (or exchange) request in close proximity to the purchase; or (iii) otherwise seem to follow a timing pattern.

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The Funds have implemented trade activity monitoring procedures to discourage and prevent market timing or excessive short-term trading in the Funds.  For purposes of applying these procedures, the Funds may consider, among other things, an investor’s trading history in the Funds, and accounts under common ownership, influence or control.  Under these procedures, the Funds or their agents monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities, and for consistent enforcement of the policy.  If, as a result of this monitoring, the Funds or their agents believe that a shareholder has engaged in excessive short-term trading, the Fund will refuse to process purchases or exchanges in the shareholder’s account.

For individual accounts where transaction information can readily be accessed, the Funds, the Advisor or their agents will monitor transaction activity.  Where transactions are placed through omnibus accounts maintained by financial intermediaries, such as 401(k) plan administrators and certain fee-based financial advisors, the ability to monitor trades from the underlying shareholders may be limited.  The Funds, the Advisor or their agents will seek to utilize web-based and other tools made available by such financial advisors to provide transparency to screen for excessive short-term trading.  If, as a result of the monitoring, the Funds, the Advisor or their agents believe that a shareholder has engaged in excessive short-term trading, the Funds will request the financial advisors to restrict the account from further purchases or exchanges.

The Funds have also implemented fair value pricing procedures designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, do not result in the dilution of shareholder interests or other harm to shareholders, and help to deter market timing activity.  For more information on fair value pricing by the Funds, please see the section entitled “How Share Price is Determined” above.

The shares of the Funds are not subject to any contingent deferred sales charge or  a redemption fee.  However, the Funds, except the International Fund, hold stocks and other investments that generally are domestic, liquid securities, such that the Funds generally do not make an attractive target for predatory trading or arbitrage efforts.

Although the policy is designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur.  Moreover, each of these procedures involves judgments that are inherently subjective.  The Advisor and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

Exemptions to the Funds’ policy defining someone as a market timer may only be granted by the Funds’ Chief Compliance Officer upon good reason and exigent circumstances as demonstrated by the individual.  Exigent circumstances may be deemed as an unforeseen need for funds or a pattern of typically investing $1 million or more.  Any waiver of the policies on market timing will not be permitted if it would harm a Fund or its shareholders or subordinate the interest of the Fund or its shareholders.  Any waiver of prohibitions on market timing made by the Chief Compliance Officer must be reported to the Board of Trustees at the next quarterly Board meeting.

Payments to Financial Intermediaries – The Advisor and/or the Distributor may pay additional compensation (at their own expense and not as an expense of the Funds) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing.  These payments may be made to financial intermediaries that provide shareholder servicing and marketing support.  You should ask your financial intermediary for more details about any such payment it receives.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds.  Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend a Fund.  The maximum amount of additional compensation that the Advisor or Distributor is paying to any intermediary from its own assets is 0.40% of average daily net assets attributable to the financial intermediary.  Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses.

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Closure of a Fund – The Advisor retains the right to close a Fund (or partially close a Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and fund conditions, the Advisor may decide to close a Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Signature Guarantees – Generally signature guarantees will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature from a notary public is not a signature guarantee.  For your protection, the Funds require a guaranteed signature, from either a Medallion program member or a non-Medallion program member, if you request:

•	that a redemption be sent to a different payee, bank or address than that which the Funds have on file;
•	any redemption within 15 calendar days of a change of address;
•	any redemption in excess of $50,000; and
•	a change in account registration.

Please note that a signature guarantee is not required for an IRA transfer of any amount, where an executed letter of acceptance from the successor custodian is received and the proceeds are sent directly to the successor custodian.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situations.  The Funds and/or Transfer Agent also reserve the right to waive any signature requirement at their discretion.

Corporations, Trusts and Other Entities – Persons who want to purchase or redeem shares of a Buffalo Fund on behalf of a corporation, in a fiduciary capacity, or in any other representative or nominee capacity must provide the Funds with appropriate documentation establishing their authority to act.  The Funds cannot process requests until all required documents have been provided. Please call the Funds if there are questions about what documentation is required.

Exchanges to Another Fund – The minimum exchange amount required to establish a new Fund account is $1,000.  After your accounts are established, exchanges may be made in amounts of $100 or more.  You must also keep a minimum balance in the amount of $1,000 in your account, unless you wish to close that account.  You must also keep a minimum balance in the account of the Fund out of which you are exchanging shares, unless you wish to close that account.  The names and registrations on both accounts must be identical.  An exchange of shares of one Buffalo Fund for shares of another Buffalo Fund will be treated for federal income tax purposes as a redemption followed by a purchase of the shares of the other fund, and will thus result in the same tax treatment as a redemption of Fund shares.  Exchanges between Buffalo Funds are transactions subject to the Fund’s market timing policy.  You should review the Prospectus for information relating to the Buffalo Fund in which you are investing.  All shareholders who have selected this option on their account application are able to perform exchanges by telephone.

Converting Shares – Subject to meeting the minimum investment amount for Institutional Class shares, investors currently holding Retail Class shares may convert to Institutional Class shares of the same Fund in fee-based programs sponsored by a financial intermediary, without incurring tax consequences and/or redemption fees.

Call the Funds (toll-free) at 1-800-49-BUFFALO (1-800-492-8332) to learn more about exchanges and conversions.

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Telephone/Internet Services – Telephone trades must be received by or prior to market close.  During periods of increased market activity, you may have difficulty reaching the Funds by telephone and shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor the Transfer Agent is liable for any loss incurred due to failure to complete a telephone transaction prior to market close.  If you are unable to reach the Funds by telephone, you may contact the Buffalo Funds by mail or by accessing the Funds’ web site at www.buffalofunds.com.  The Funds may refuse a telephone request, including a request to redeem shares of a Fund.  The Funds will use reasonable procedures to confirm that telephone instructions are genuine.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  If such procedures are followed neither the Funds nor any person or entity that provides services to the Buffalo Funds will be liable for any losses due to unauthorized or fraudulent instructions.  The Funds reserve the right to limit the frequency or the amount of telephone redemption requests.  Once a telephone or internet transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time).

Timing of Requests – Your price per share for purchases and redemptions will be the NAV next computed after your request is received in “good order” by the Funds, their agents or an authorized financial intermediary.  All requests received in “good order” by the Funds, their agents or an authorized financial intermediary before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be executed at the NAV computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Redemption in-Kind – The Funds generally pay redemption proceeds in cash.  However, the Trust has filed a notice of election under Rule 18f-1 under the 1940 Act with the SEC, under which the Trust has reserved the right to redeem in kind under certain circumstances, meaning that redemption proceeds may be paid in liquid securities with a market value equal to the redemption price.  For federal income tax purposes, redemptions in-kind are taxed in the same manner as redemptions paid in cash.  If shares are redeemed in kind, the redeeming shareholder will incur expenses converting the securities into cash and would bear any market risk until such securities are converted into cash.

Anti-Money Laundering Policy – In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), please note that the Transfer Agent may verify certain information on your account application as part of the Funds’ Anti-Money Laundering Compliance Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the entity’s beneficial owners.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if they are unable to verify your identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  If the Funds do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Please contact the Transfer Agent at 1-800-492-8332 if you need additional assistance when completing your application.

Householding – In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call the Transfer Agent at 1-800-49-BUFFALO (1-800-492-8332) to request individual copies of these documents.  The Transfer Agent will begin sending individual copies within 30 days after receiving your request.  This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property – It is important that the Funds maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account.  If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 1-800-49-BUFFALO (1-800-492-8332) at least annually to ensure your account remains in active status.

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If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Additional Information – The Trust enters into contractual arrangements with various parties, including among others, the Funds’ investment advisor, principal underwriter, custodian and transfer agent, who provide services to the Funds.  Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares.  Neither this prospectus nor the Statement of Additional Information is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or any Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

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Privacy Policy

This Privacy Policy has been adopted by the Buffalo Funds.  The Funds are each an open-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

KCM is an investment advisor registered with the Securities and Exchange Commission that serves as the investment advisor and manager of the Funds.

The Funds and the Advisor are collectively referred to as the “Companies,” “we,” “our” or “us.”

As a part of providing you services and products we collect non‑public personally identifiable information (“Personal Information”) about you.  Some of this is information you provide and some is obtained from other sources.  In some circumstances, a necessary part of providing products and services to you requires that we disclose Personal Information about you to third parties.

We want you to understand how we handle your Personal Information.  Please read the Privacy Policy carefully.  It has information about our policies for the collection, use, disclosure, and protection of your Personal Information.  If you have any questions, you can obtain additional information from the following:

Buffalo Funds
c/o U.S. Bank Globa l Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-492-8332
www.buffalofunds.com

Please be aware that we periodically update or revise the Privacy Policy.  As methods of doing business change, we reflect any applicable changes in our Privacy Policy.  If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION

We promise that we will not sell your Personal Information to any person.

Also, we will not disclose your Personal Information to any third person aside from the disclosures described below.  These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?

Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the Companies collect a variety of Personal Information about you.  The Personal Information we collect will vary depending upon the product or service you select.  The following is a general list of the Personal Information.  Not all of the Personal Information will be collected every time you do business with us.

Personal Information

• Name	• E-mail address
• Address	• Product-Related Personal Information
• Birthdate	• Product Activity History (things you have done with your
• Phone number	mutual funds such as deposits, transfers, redemptions, etc.)
• Social Security Number

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GENERAL PRIVACY PROCESSES

How do we collect Personal Information?

We use a variety of methods to collect Personal Information.  We collect Personal Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions.  We also collect Personal Information from our web site and through other electronic means.  We collect some Personal Information through joint marketing programs where we offer a product or service through another financial institution.  In some of these instances, you may be considered a customer of both entities.

Who has access to this Personal Information?

Generally, only the Companies’ staff and certain companies working on the Companies’ behalf have access to this Personal Information.

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Personal Information since they are working on our behalf.  This access is necessary because these third parties perform a task or provide administrative services for the product you seek or have purchased from us.  If we do not share the Personal Information, we cannot provide you the product or service you requested.  In certain cases, affiliates are the entities performing such services on our behalf.

When we share Personal Information with non-affiliated companies working on our behalf, we protect your Personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

Required Disclosures

Certain Personal Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with: 1) legal processes; 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public; 3) as part of inspections or examinations conducted by our regulatory agencies; and 4) in other situations required by law.

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Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution.  In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Personal Information if you request it to those persons that you designate.  Examples of this are to: members of your family; registered investment advisors, attorneys and CPAs who you have retained to advise you in a transaction; and persons whom you have designated to represent you in dealings with us.

What do we do with the Personal Information?

The Companies make use of the Personal Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Personal Information and handle it just the same as our current customers.

The Companies restrict access to the Personal Information to those who need to know it for ordinary business purposes.  We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Personal Information.

What are your options regarding corrections of Personal Information?

Generally, upon your written request, we will make available Personal Information for your review.  Please note, Personal Information collected that relates to a disputed claim or legal proceeding will not be made available.  If you notify us that the Personal Information is incorrect, we will review it and if we agree, correct our records.  If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Personal Information.

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Conducting Business with the Buffalo Funds

BY PHONE OR INTERNET	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT	HOW TO SELL SHARES	HOW TO EXCHANGE OR CONVERT SHARES
1-800-49-BUFFALO
(1-800-492-8332)

www.buffalofunds.com

You must accept telephone and internet transactions on your account application or on the appropriate form.  If you call, the Funds’ representative may request personal identification and tape-record the call.

If you already have a Buffalo Fund account, you may open an account in another Buffalo Fund via exchange ($1,000 minimum). The names and registrations on the accounts must be identical.
You may make additional investments ($100 minimum) by telephone/on-line.  After the Funds receive and accept your request, and your account has been open for at least 7 business days, the Funds will deduct from your checking or savings account the cost of the shares.

Availability of this service is subject to approval by the Funds and the participating banks.

You may withdraw any amount up to $50,000 by telephone/on-line, provided that you have registered for this service previously.  The Funds will send money only to the address of record, via ACH or by wire to the bank of record.

You may exchange existing shares ($1,000 minimum exchange for new accounts) for shares in another Buffalo Fund.  Shares must be exchanged into an identically-registered account(s).

You may convert Retail Class shares of a Buffalo Fund to Institutional Class shares of the same Fund, subject to eligibility requirements for Institutional Class shares.

BY MAIL
All Purchases and Redemptions:

Regular Mail
Buffalo Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Registered/Overnight Mail:
Buffalo Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202-5207

Complete and sign the application that accompanies this Prospectus.  Your initial investment must meet the account minimum requirement.  Make your check payable to Buffalo Funds and be sure to indicate the name of the Fund in which you are investing.

Make your check ($100 minimum) payable to Buffalo Funds and mail it to the Funds. Always identify your account number or include the detachable investment stub (from your confirmation statement).
In a letter, include the genuine signature of each registered owner (exactly as registered and guaranteed as described on page 82) the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed.  The Funds will send money to the payee and address specified by you, via ACH or by wire.

For exchanges:   In a letter, include the genuine signature of each registered owner, the account number, the number of shares, the share class or dollar amount to be exchanged ($100 minimum into an existing account) and the name of the Buffalo Fund into which the money is being transferred.

For conversions:  In a letter, include the genuine signature of each registered owner, account number, the number of Retail Class shares or dollar amount to be converted to Institutional Class shares (subject to the eligibility requirements for Institutional Class shares) and the name of the Buffalo Fund into which money is being transferred.

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BY WIRE
U.S. Bank National Association
777 E. Wisconsin Ave.
Milwaukee, WI  53202
ABA#075000022

Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
Further Credit:  (Name of specific Buffalo Fund)
(Shareholder name and account number)

First, contact the Funds by phone to make arrangements with a telephone representative to send in your completed application via facsimile.  A completed application is required in advance of a wire.  Upon receipt of your completed application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions.  If you do not receive this information within one business day, you may call the Transfer Agent. You may then contact your bank to wire funds according to the instructions you are given.  Your initial purchase will be placed as of the date the funds are received provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

Wire share purchases ($100 minimum) should include the names of each account owner, your account number and the name of the Fund.  In order to obtain wiring instructions, and to ensure proper credit, please notify the Funds prior to sending a wire purchase order.

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account.  A $15 fee is charged.  If your written request is received before 4:00 P.M. (Eastern Time) the Funds will normally wire the money on the following business day.  If the Funds receive your written request after 4:00 P.M. (Eastern Time), the Funds will normally wire funds on the second business day.  Contact your bank about the time of receipt and availability.

Not applicable.
THROUGH AUTOMATIC TRANSACTION PLANS
You must authorize each type of automatic transaction on your account application or complete an authorization form, which you can obtain from the Funds by request. All registered owners must sign.	Not applicable.
Automatic Investment:
You may authorize automatic monthly or quarterly investments in a constant dollar amount ($100 minimum) from your checking or savings account.  The Funds will draft your checking or savings account on the same day each month or quarter in the amount you authorize via ACH.  In order to participate in the Automatic Investment Plan, your bank must be a member of the ACH system.

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period.  You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan.  The Fund will send a check to your address of record or will send the payment via electronic funds transfer through the ACH network directly to your bank account.  You may cancel or change your plan at least five days prior to the next scheduled withdrawal or redeem all your shares at any time.  The Funds will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

Systematic Exchanges:
You may authorize systematic exchanges from your account ($100 minimum to an existing Buffalo Account and $1,000 to a new Buffalo account) to another Buffalo Fund.  Exchanges will be continued until all shares have been exchanged or until you terminate the service.

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Additional Information

The SAI contains additional information about the Funds and is incorporated by reference into this Prospectus.  The Funds’ annual and semi-annual reports to shareholders contain additional information about each of the Buffalo Fund’s investments and are incorporated herein by reference.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below.  You also may call the toll-free number given below to request other information about the Funds and to make shareholder inquiries.  The SAI is also available on-line (free of charge) at the Funds’ Internet site listed below.

Reports and other information about the Funds are also available free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or for a duplicating fee, by sending an e-mail request to publicinfo@sec.gov.

1-800-49-BUFFALO (1-800-492-8332) Buffalo Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701 www.buffalofunds.com	Investment Company Act file number: 811-10303

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Subject to completion, SAI dated May 1, 2019

The information herein is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer or sale is not permitted.

BUFFALO FUNDS

BUFFALO DISCOVERY FUND Retail Class: (BUFTX) Institutional Class : [(ticker)]	BUFFALO HIGH YIELD FUND Retail Class: (BUFHX) Institutional Class: [(ticker)]
BUFFALO DIVIDEND FOCUS FUND Retail Class: (BUFDX) Institutional Class: [(ticker)]	BUFFALO INTERNATIONAL FUND Retail Class: (BUFIX) Institutional Class: [(ticker)]
BUFFALO EMERGING OPPORTUNITIES FUND Retail Class: (BUFOX) Institutional Class: [(ticker)]	BUFFALO LARGE CAP FUND Retail Class: (BUFEX) Institutional Class: [(ticker)]
BUFFALO FLEXIBLE INCOME FUND Retail Class: (BUFBX) Institutional Class: [(ticker)]	BUFFALO MID CAP FUND Retail Class: (BUFMX) Institutional Class: [(ticker)]
BUFFALO GROWTH FUND Retail Class: (BUFGX) Institutional Class: [(ticker)]	BUFFALO SMALL CAP FUND Retail Class: (BUFSX) Institutional Class: [(ticker)]

STATEMENT OF ADDITIONAL INFORMATION

[July 1, 2019]

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Buffalo Funds’ current Prospectus, dated [July 1, 2019] , as supplemented.  Certain information from the Buffalo Funds’ Annual Report to Shareholders is incorporated by reference into this Statement of Additional Information.  To obtain the Prospectus or the most recent annual or semi-annual report to shareholders, free of charge, please call the Funds toll-free at 1-800-49-BUFFALO (1-800-492-8332).

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INTRODUCTION

This Statement of Additional Information (“SAI”) provides additional information concerning the organization, operation and management of the Buffalo Discovery Fund (the “Discovery Fund”), Buffalo Dividend Focus Fund (the “Dividend Focus Fund”), Buffalo Emerging Opportunities Fund (the “Emerging Opportunities Fund”), Buffalo Flexible Income Fund (the “Flexible Income Fund”), Buffalo Growth Fund (the “Growth Fund”), Buffalo High Yield Fund (the “High Yield Fund”), Buffalo International Fund (the “International Fund”), Buffalo Large Cap Fund (the “Large Cap Fund”), Buffalo Mid Cap Fund (the “Mid Cap Fund”), and Buffalo Small Cap Fund (the “Small Cap Fund”), (each a “Fund,” and collectively, the “Buffalo Funds” or the “Funds”), each a series of Buffalo Funds, a Delaware statutory trust (the “Trust”).

The Trust is an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each of the Funds in the Trust is classified as “diversified” under the 1940 Act.  “Diversified” means that at least 75% of the value of a Fund’s total assets must be comprised of: (i) cash and cash items; (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (iii) securities of other investment companies; or (iv) other securities; provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer.  The remaining 25% of the value of the Fund’s total assets may be invested in a single issuer, or in multiple issuers, not subject to the above limitations.  The Funds may not change their classifications as “diversified” without shareholder approval.

The Funds have elected and intend to qualify to be treated as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As RICs, the Funds are generally not subject to federal income taxes on amounts distributed to shareholders provided that the Funds comply with all applicable Code requirements regarding the sources of their income, the timing, amount, and character of their distributions, and the diversification of their assets.  To so qualify, among other requirements, the Funds will limit their investments so that, at the close of each quarter of each Fund’s taxable year: (i) at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities, provided that for purposes of this test, no security of any one issuer may constitute more than 5% of the value of the Fund’s assets and no more than 10% of the outstanding voting securities of any such issuer; and (ii) no more than 25% of the value of the Fund’s assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs), or of any two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same, similar, or related trades or businesses, or of certain qualified publicly traded partnerships.

Kornitzer Capital Management, Inc. serves as each Fund’s manager and investment advisor (“KCM” or the “Advisor”).  KCM oversees the investment program and management of each Fund’s investments and makes the Funds’ day-to-day investment decisions.

GENERAL INFORMATION AND HISTORY

The Trust was organized as a Delaware statutory trust on February 14, 2001.  Each Fund is one series, or mutual fund, formed by the Trust.

With respect to the Funds, the Trust may offer more than one class of shares.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  The Trust, on behalf of the Funds, has adopted a multiple class plan under Rule 18f-3 under the 1940 Act, detailing the attributes of the Funds’ share classes.  The Funds offer two classes of shares: Retail Class shares and Institutional Class shares.

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An unlimited number of shares of beneficial interest in the Trust were authorized for each series of the Trust.  All shares of each of the Funds have the same rights and privileges as other shares of the same Fund.  Each full and fractional share issued and outstanding has: (1) equal voting rights with respect to matters that affect that Fund; and (2) equal dividend, distribution and redemption rights to the assets of that Fund.  Shares when issued are fully paid and non‑assessable.  The Trust’s Board of Trustees (the “Board of Trustees”) may create other series of the Trust and divide any series into separate classes.  Shareholders do not have pre-emptive or conversion rights.  The Funds will not hold regular annual shareholder or other shareholder meetings except as required by the 1940 Act and other applicable laws, or as determined by the Board of Trustees.

Non-cumulative voting.  Shares of the Buffalo Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Buffalo Funds voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

Shareholder meetings.  The Funds will not hold annual meetings except as required by the 1940 Act and other applicable laws.  The Funds have undertaken that the Board of Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of a Fund for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

INFORMATION ABOUT THE BUFFALO FUNDS’ INVESTMENTS

The objectives, strategies and policies discussed in this SAI and in the Funds’ Prospectus generally apply when a Fund makes an investment.  If a percentage or other restriction is met at the time of initial investment, except with respect to borrowings and holdings in illiquid securities, a Fund is usually not required to sell a security or other investment because circumstances change and the security or other investment no longer meets one or more of a Fund’s restrictions.  If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, the Fund will, within three days thereafter, excluding Sundays and holidays, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings will be at least 300%.  Likewise, in the event that a Fund’s holdings in illiquid securities exceeds its limitations due to market factors, the Fund will make such adjustments necessary to reduce its holdings in such securities to comply with its limitations.

Investment Objectives

Discovery Fund, Emerging Opportunities Fund, Growth Fund, International Fund, Large Cap Fund, Mid Cap Fund, and Small Cap Fund – the investment objective of each Fund is long-term growth of capital.

Dividend Focus Fund and High Yield Fund – the investment objective of each Fund is current income, with long-term growth of capital as a secondary objective.

Flexible Income Fund – the investment objective of the Flexible Income Fund is the generation of high current income and, as a secondary objective, long-term growth of capital.

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Changes to investment objectives, strategies or policies.  Unless otherwise stated, a Fund’s investment objectives, strategies or policies may be changed only by the Board of Trustees, without shareholder approval.  However, a Fund will not change its investment objective without providing 60 days’ advance written notice of the change to shareholders.  The High Yield, Large Cap, Mid Cap and Small Cap Funds will not change their investment policies of investing at least 80% of the Fund’s net assets in investments suggested by the Fund’s name without first providing shareholders with at least 60 days’ prior written notice.

Additional Information About the Funds’ Principal Investment Strategies, Policies and Risks

Recent Market Events.  Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company.  As a result of this volatility, many of the risks associated with an investment in the Funds may be increased.  Continuing market problems may have adverse effects on the Funds.  Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Funds.

Common Stock.  All of the Buffalo Funds may invest in the common stock of companies, including real estate investment trusts (“REITs”) and the International Fund may also invest in publicly traded common stock of foreign companies of any size.  The purchaser of common stock receives an ownership interest in a company and usually certain voting rights with regard to that company.  The owner of common stock may participate in a company’s success through the receipt of dividends, which are distributions of earnings by the company to its owners.  Owners of common stock may also participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares as they are traded in the public securities markets.  Common stocks and stock markets generally, can be volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued proposed Treasury Regulations that, if finalized as proposed, would permit a dividend or part of a dividend paid by a regulated investment company and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction. These regulations have not yet been finalized and the tax treatment of REIT dividends received through a regulated investment company may change in the future. However, taxpayers may rely on the Treasury Regulations as proposed, until they are adopted as final.

Other Equity Securities.  To the extent that any of the Buffalo Funds purchase equity securities other than common stocks, including preferred stocks, convertible preferred stocks, MLP (Master Limited Partnership) securities (or other investments) with prices linked to the value of common stock, rights and warrants, they will be exposed to the following benefits and risks.

Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Preferred stockholders typically receive greater dividends, but may receive less appreciation than common stockholders and may have greater voting rights as well.

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A convertible preferred stock is a preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer.  Convertible preferred stock provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.  Convertible preferred stock tends to increase in market value when interest rates decline and decrease in value when interest rates rise.  Like a common stock, the value of a convertible preferred stock also tends to increase as the market value of the underlying stock rises, and tends to decrease as the market value of the underlying stock declines.  Because both interest rate and market movements can influence its value, convertible preferred stock is not as sensitive to interest rates as a similar debt security and not as sensitive to changes in share price as its underlying stock.

Convertible preferred stock is usually issued either by an operating company or by an investment bank.  When issued by an operating company, convertible preferred stock tends to be senior to common stock, but subordinate to other types of debt securities issued by that company.  When convertible preferred stock issued by an operating company is “converted,” the operating company often issues new common stock to the holder of the convertible stock.  If, however, the parity price, which is the price at which the common stock underlying the convertible stock may be obtained, of the convertible stock is less than the call price, which is the price of the convertible preferred stock including any premium related to the conversion feature, the operating company may pay out cash instead of common stock.  When convertible preferred stock is issued by an investment bank, the security is an obligation of, and is convertible through, the issuing investment bank.

In addition, the issuer of the convertible preferred stock may be important in determining the security’s true value.  This is because the holder of the convertible preferred stock will have recourse only to the issuer.  Convertible preferred stock may also be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.  Convertible preferred stock is treated like a preferred stock for a Fund’s financial reporting, credit rating and investment limitation purposes.

An MLP is a limited partnership that is publicly traded on a securities exchange.  To qualify for MLP status, a partnership must generate at least 90% of its income from what the IRS deems to be qualifying sources.  For many MLPs, these sources include all manner of activities related to the production, processing or transportation of oil, natural gas and coal.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public.  The right entitles its holder to buy common stock at a specified price.  Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.  The purchase of rights involves the risk that a Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

A warrant allows the holder to purchase a security at a fixed price during a preset time period.  The value of a warrant will increase, if the market value of a particular security increases after the warrant is purchased.  If the market value of the security decreases after the warrant is purchased or if the term of the warrant expires before it is exercised, the holder of the warrant will incur a loss.  Warrants do not provide the holder the right to receive dividends or the right to vote.

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Large-Cap Companies.  The Large Cap Fund and, to the extent that they purchase such securities, the other Buffalo Funds, will be exposed to the benefits and risks of investing in the securities of larger companies.  Large-cap companies may be more stable than newer, smaller companies, and securities of larger companies tend to be regularly traded.  Large-cap companies, however, may be unable to respond quickly to new competitive challenges.  Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Companies.  The Mid Cap Fund and, to the extent that they purchase such securities, the other Buffalo Funds, will be exposed to the benefits and risks of investing in the securities of mid-cap companies.  Mid-cap companies may have more potential for growth than larger companies, but mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger, more established companies.  Mid-cap company securities also may be bought and sold less often and in smaller amounts than larger company securities.  In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.  If a Fund wants to sell a large quantity of a mid-cap company’s securities, it may have to sell at a lower price or sell in smaller than desired quantities over a period of time.

Small-Cap Companies.  The Small Cap Fund, Emerging Opportunities Fund and, to the extent that they purchase such securities, the other Buffalo Funds, will be exposed to the benefits and risks of investing in the securities of small-cap companies.  Smaller, less seasoned companies may have more potential for greater and rapid growth, but investing in small-cap companies may also involve greater risk than investing in larger companies.  Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger, more established companies.  In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.  Small-cap company stocks also tend to be bought and sold less often and in smaller amounts than larger company stocks.  If a Fund wants to sell a large quantity of a small-cap company’s securities, it may have to sell at a lower price or sell in smaller than desired quantities over a period of time.

Micro-Cap Companies.  The Emerging Opportunities Fund and Small Cap Fund and, to the extent that they purchase such securities, the other Buffalo Funds, will be exposed to the benefits and risks of investing in the securities of micro-cap companies.  Small, less seasoned companies have more potential for rapid growth.  They also often involve greater risk than larger companies.  Micro-cap companies will likely not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and will be more vulnerable to adverse business or economic developments in the market as a whole.  In addition, many of these companies may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of the investment in the company.  The securities of micro-cap companies, therefore, tend to be more volatile than the securities of larger, more established companies.  In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.  Micro-cap company stocks also will be bought and sold less often and in smaller amounts than other stocks, making them less liquid than other securities.  If a Fund wants to sell a large quantity of a micro-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.

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Convertible Debt Securities.  To the extent that they purchase such securities the Dividend Focus Fund, the Flexible Income Fund and the High Yield Fund, and, to the extent that they purchase such securities, the other Buffalo Funds, will be exposed to the benefits and risks of investing in convertible debt securities.

A convertible debt security is a debt obligation that may be converted in a specified period of time into a certain amount of common stock of the same or a different issuer.  A convertible debt security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.  As with a straight debt security, a convertible debt security tends to increase in market value when interest rates decline and decrease in value when interest rates rise.  Like a common stock, however, the value of a convertible debt security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.  Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar debt security and not as sensitive to changes in share price as its underlying stock.

A convertible debt security is usually issued either by an operating company or by an investment bank.  When issued by an operating company, convertible debt tends to be senior to common stock, but subordinate to other types of debt securities issued by that company.  When a convertible debt security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security.  If, however, the parity price, which is the price at which the common stock underlying the convertible debt security may be obtained, of the convertible debt security is less than the call price, which is the price of the bond including any premium related to the conversion feature, the operating company may pay out cash instead of common stock.  When a convertible debt security is issued by an investment bank, the security is an obligation of, and is convertible through, the issuing investment bank.

In addition, the issuer of a convertible debt security may be important in determining the security’s true value.  This is because the holder of a convertible debt security will have recourse only to the issuer.  A convertible debt security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.  The Advisor uses the same criteria to rate a convertible debt security as it uses to rate a more conventional debt security.

High Yield Debt Securities.  The Flexible Income and High Yield Funds invest in higher yielding, high-risk debt securities, often referred to as “junk bonds”.  These lower-grade debt instruments generally offer higher yields than other debt securities.  They can also carry a greater risk of default, which is the risk that the issuer will not make interest or principal payments when due.  In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected by the default.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing, and any of these factors could lead to a default.

The market prices of lower-grade debt securities are generally less sensitive to interest rate changes than higher rated investments but are more sensitive to adverse economic or political conditions and negative, individual issuer developments.  Lower-grade debt securities may also have less liquid markets than higher rated debt securities, and their liquidity may be more heavily impacted by adverse economic, political or issuer conditions.  Negative publicity or investor perceptions, as well as new or proposed laws, may also have a significant impact on the market for these debt securities.

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Credit quality of lower-grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular higher yielding, high-risk debt security.  For these reasons, the Advisor uses its own independent and ongoing review of credit quality in addition to the national rating organizations in selecting these debt securities for the Funds.

As mutual funds investing in debt securities, the Funds are subject primarily to interest rate, income and credit risk.  Interest rate risk is the potential for a decline in bond prices due to rising interest rates.  In general, bond prices vary inversely with interest rates.  When interest rates rise, bond prices generally fall.  Conversely, when interest rates fall, bond prices generally rise.  The change in price depends on several factors, including the bond’s maturity date.  In general, bonds with longer maturities are more sensitive to interest rates than bonds with shorter maturities.  The Funds are also subject to income risk, which is the potential for a decline in the respective Fund’s income due to falling market interest rates.  In addition to interest rate and income risks, each Fund is subject to credit risk, which is the risk of non-payment of interest or principal when due.  The credit risk of a Fund depends on the quality of its investments.

Recent Fixed Income Market Events.  The U.S. Government has implemented various measures designed to stabilize the U.S. economy in recent years, including keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities on the open market (quantitative easing).  Because the Board of Governors of the Federal Reserve System has ended quantitative easing and may unwind the purchases made under its quantitative easing program in addition to raising the federal funds rate, there is a significant risk that interest rates across the U.S. financial system will rise.  These policy changes may expose debt instruments and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline.  To the extent that a Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and may lower a Fund’s performance, and the Fund may have trouble selling investments to meet shareholder redemptions.

Foreign Investing.  International investing allows a mutual fund the opportunity to avoid being exclusively tied to the performance of the U.S. economy and can expose a fund to growth in emerging markets.  International investing involves risks such as currency fluctuation and instability.  Financial markets have recently experienced increased volatility due to uncertainty surrounding the economies of certain European countries, which may increase the risks of investing in securities of foreign issuers.  The International Fund intends to invest directly in foreign securities or foreign currencies, as well as indirectly through American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The other Buffalo Funds may invest in U.S. dollar-denominated securities of foreign issuers traded in the U.S., including, but not limited to, ADRs.

Each of the Buffalo Funds may gain international exposure by purchasing ADRs.  ADRs are receipts typically issued by a U.S. bank or trust company that are denominated in U.S. Dollars, are publicly traded in the U.S. and represent ownership in underlying foreign securities.  ADRs are subject to similar risks as are other types of foreign investments.  Each of the Funds (except the International Fund, which has no percentage limitation on its investments in ADRs) are authorized to invest up to 20% of its net assets in ADRs or in securities of foreign companies traded on U.S. stock exchanges.

Most ADRs are traded on a U.S. stock exchange and are either sponsored or unsponsored.  Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of an unsponsored ADR.  A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of such facility.  Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary.  Also, unsponsored ADRs tend to have a less liquid trading market than sponsored ADRs.  ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency.  However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs in relation to the U.S. dollar.

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Investing in foreign companies, even indirectly through ADRs, may involve more risks than investing in U.S. companies.  These risks can increase the potential for losses and may include: currency risks, such as adverse fluctuations in currency exchange rates; country risks, including political, social and economic instability, currency devaluation and policies that have the effect of limiting or restricting foreign investment or the movement of foreign assets; unusual trading practices; less government supervision; less publicly available information; limited trading markets; imposition of foreign withholding taxes; and greater volatility, among others.  While ADRs do not involve the same direct currency and liquidity risks as securities denominated in a foreign currency, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADR in relation to the U.S. dollar.

The International Fund also invests directly in foreign securities and foreign currencies.  Foreign securities may be less liquid than many U.S. securities.  This means the International Fund may at times be unable to sell foreign securities at favorable prices.  Government supervision of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. Additionally, brokerage commissions and other fees are generally higher for securities traded on foreign markets.  Procedures and regulations governing transactions and custody of foreign securities also may involve delays in payment, delivery or recovery of money or investments.  Furthermore, foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting requirements as U.S. companies.  There may be less information publicly available about foreign companies than about U.S. companies.

The U.S. dollar market value of a Fund’s investments and of dividends and interest earned may be significantly affected by changes in currency exchange rates.  The value of a Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar.  Some currency prices may be volatile, and there is the possibility of government controls on currency exchange or government intervention in currency markets, which could adversely affect a Fund.  Foreign investments, which are not U.S. dollar-denominated, may require a Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars.  Normally, exchange transactions will be conducted on a spot cash or forward basis at the prevailing rate in the foreign exchange market.  The Advisor does not intend to hedge the International Fund’s exposure to fluctuations in foreign currency exchange rates.

In addition to developed markets, the International Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Political, social or economic disruptions in emerging markets, including conflicts and currency devaluations, even in countries in which the International Fund is not invested, may adversely affect security values in other countries in the region and thus the Funds’ holdings.  The International Fund could be adversely affected by controls on foreign investment and limitations on repatriation of foreign capital.  In addition, the limited liquidity in certain markets in which the International Fund may invest may impair the ability of the International Fund to value its portfolio securities and to dispose of securities in order to meet redemption requests at the price and time it wishes to do so.

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Money Market Risk.  All of the Buffalo Funds may invest in money market funds.  An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Funds to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Sector Weightings Risk.  To the extent the Funds emphasize, from time to time, investments in a particular sector, the Funds will be subject to a greater degree of risks particular to that sector. Some examples of sectors that may be emphasized include Energy, Industrials, Consumer Discretionary, Health Care, Financials, and Information Technology.  Economic, political, regulatory or financial developments could affect all the securities in a sector even though other sectors or the market in general are unaffected.  If a Fund emphasizes certain sectors, it may have increased exposure to the price movements in those sectors.  Sector emphasis changes within the Funds over time based on the research and analysis of the Advisor.  Consult the Funds’ most recent portfolio holdings disclosure for current sector emphasis.

Information Technology Company Risk.  The Discovery Fund, Emerging Opportunities Fund, Growth Fund and Small Cap Fund will be exposed to the benefits and risks of investing in the securities of technology companies.  Information technology companies often face unusually high price volatility, both in terms of gains and losses.  To the extent that the Discovery Fund, Emerging Opportunities Fund, Growth Fund and Small Cap Fund make investments in such companies, their share price is likely to be more volatile.  The potential for wide variations in performance is based on special risks common to information technology companies.  Information technology companies may have limited product lines, markets or financial resources.  Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated.  Given these risks, an investment in the Discovery Fund, Emerging Opportunities Fund, Growth Fund and Small Cap Fund may be more suitable for long-term investors, who are willing to withstand the potential for volatility.

U.S. Government Obligations.  All of the Funds may invest in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association are supported by the full faith and credit of the U.S. Government.  Securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are supported only by the discretionary authority of the U.S. Government.  However, the obligations of FNMA and FHLMC have been placed into conservatorship until the entities are restored to a solvent financial condition.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

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Non-Principal Investment Strategies, Policies and Risks

Cash Management.  Each of the Buffalo Funds may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash.  Such high-quality, short-term obligations include money market securities, money market mutual funds, commercial paper, bank certificates of deposit and repurchase agreements that are collateralized by government securities.  These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while the Advisor looks for suitable investment opportunities.  There may also be times when a Fund attempts to respond to market, economic, political or other conditions by investing up to 100% of its assets in these types of investments.  During such times, the Fund taking the defensive position may not be able to pursue its primary investment objective and, instead, may focus on preserving its assets.

In pursuing cash management strategies, the Buffalo Funds apply the following criteria to their investments:

(1)
certificates of deposit, bankers’ acceptances and other short-term obligations must be issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2)
commercial paper will be limited to companies rated P-1 or higher by Moody’s Investors Services, Inc. (“Moody’s”) or A-1 or higher by S&P Global Ratings (“S&P”), or if not rated by either Moody’s or S&P, a company’s commercial paper may be purchased if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P;

(3)
the Funds will purchase only short-term debt securities that are non-convertible, that have one year or less remaining to maturity at the date of purchase, and that are rated Aa or higher by Moody’s or AA or higher by S&P;

(4)
the Funds will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(5)
the Funds will invest in U.S. Government obligations, which include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.

Repurchase Agreements.  Each of the Buffalo Funds may invest in repurchase agreements in accordance with regulatory requirements.  A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership.  As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during such period.  The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  The counter-party (usually a bank or broker-dealer) must transfer to the Fund’s custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement.  The market value of the collateral will be monitored and adjusted, as necessary, on an on-going basis to ensure that the collateral is at least equal to 100% of the repurchase price.  Investments in repurchase agreements that do not mature in seven days may be considered illiquid securities.

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The Funds will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion, which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications as set from time to time by the Board of Trustees.  The term to maturity of a repurchase agreement normally will be no longer than a few days.

The use of repurchase agreements by a Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the realization by a Fund on the collateral may be automatically stayed.  Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Advisor acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

Illiquid Securities.  The Funds may invest in illiquid securities, but these investments will not exceed more than 15% of a Fund’s net assets.  The Funds consider a security to be illiquid if the Funds reasonably expect that a security cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the security.  In the event that a Fund’s holdings in illiquid securities exceeds 15% of its net assets due to market factors, the Fund will make such adjustments necessary to reduce its holdings in illiquid securities to comply with the 15% limitation.

Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).  Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility, which may result in a loss to the Fund.

Restricted Securities.  The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the 1933 Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the Illiquid Securities section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the 1933 Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor and if, as a result of changed conditions, it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

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Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Covered Call Options.  Each of the Buffalo Funds are authorized to write, which means sell, covered call options on the securities in which a Fund invests and to enter into closing purchase transactions with respect to the options.  A covered call option is an option where a Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract.  Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.  A closing purchase transaction cancels out a Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option that the Fund has written.

Up to 20% of a Fund’s net assets may be subject to covered call options.  By writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.  In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Upon the termination of a Fund’s obligation under a covered call option, other than through exercise of the option, the Fund will realize a short-term capital gain or loss.  If the purchaser of a covered call option written by the Fund exercises such option and the Fund realizes a gain, the gain will be short-term or long-term depending on the period that the stock was held by the Fund.  Writing of covered call options may be subject to the straddle rules of the Code, which could result in a deferral of some losses for federal income tax purposes.

Temporary Defensive Position.  The Funds generally hold some cash, short-term debt obligations, government securities, money market instruments or high quality investments for reserves to cover redemptions and unanticipated expenses.  There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary defensive purposes.  During those times, a Fund will not be able to pursue its primary investment objective, and, instead, will focus on preserving its assets.  Also, a temporary defensive strategy still has the potential to lose money.

Commercial Paper.  Commercial paper is an unsecured, short-term loan of a corporation, typically for financing accounts receivable and inventory.  Investments in commercial paper are limited to obligations rated Prime-1 by Moody’s or A-1 by S&P or, if not rated by Moody’s or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody’s or AAA or AA by S&P.

Other Investment Companies.  Each Fund may invest a portion of its assets in shares of other investment companies, including money market mutual funds, other mutual funds or Exchange-Traded Funds (“ETFs”).  A Fund’s investments in money market mutual funds may be a part of its cash management strategy and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Funds limit their investments in securities issued by other investment companies in accordance with the 1940 Act and the rules and regulations thereunder.  In general, Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  The Funds may also take advantage of certain rules and regulations promulgated under the 1940 Act that may allow them to invest in certain types of funds (i.e. money market funds) in excess of the Section 12(d)(1) limits, provided that such investments would be consistent with a Fund’s investment objectives, policies and restrictions.  The Funds sometimes take advantage of such rules and regulations in connection with cash management strategies.

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In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, a Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company in which it invests.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  Additionally, if a Fund has an investment policy of investing at least 80% of its assets in a particular type of security, such Fund will not include its investments in other investment companies for the purpose of such policy.

A Fund’s investment in other investment companies may consist of shares of ETFs.  ETFs are securities whose value tracks a well-known securities index or basket of securities.  A Fund’s investments in ETFs are subject to its limitations on investments in other investment companies.  The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Bank Loan Risk.  The Funds’ investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk.  In making investments in such loans, which banks or other financial intermediaries make to borrowers, a Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected.  A Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including loans to “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.  Bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Cyber Security Risk.  As technology becomes more integrated into the Funds’ operations, the Funds will face greater operational risks through the threat of breaches in cyber security.  A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption, or lose operational capacity.  This in turn could cause the Funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss.  Cyber security threats may result from unauthorized access to the Funds’ digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users).  In addition, because the Funds work closely with third-party service providers (e.g., administrators, transfer agents, and custodians), cyber security breaches at such third-party service providers may subject the Funds to many of the same risks associated with direct cyber security breaches.  The same is true for cyber security breaches at any of the issuers in which the Funds may invest.  While the Funds have established risk management systems designed to reduce the risks associated with cyber security, there can be no assurance that such measures will succeed.

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Fundamental Investment Restrictions

The Board of Trustees has adopted the following investment restrictions as fundamental policies for each of the respective Buffalo Funds as stated below.  These investment restrictions cannot be changed without the approval of a majority of the outstanding voting securities of the applicable Fund, which means, under the 1940 Act, the vote of: (1) more than 50% of the outstanding voting securities of a Fund; or (2) 67% or more of the voting securities of a Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy at the meeting, whichever is less.  Many of these investment restrictions recite the current legal or regulatory requirements.  When the legal or regulatory requirements change, a Fund’s applicable investment restrictions may also be modified to reflect the new legal or regulatory requirements without seeking shareholder approval, so long as any such modification is consistent with a Fund’s investment objective, strategies and policies.

Each Fund will not:

(1)
as to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (this restriction does not apply to investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies);

(2)
engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments) provided that this restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein or investment in securities that are secured by real estate or interests therein;

(3)
underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act);

(4)
make loans if, as a result, more than the current statutory limit (currently 33 1/3%) of the Fund’s total assets would be lent to other parties, except that a Fund may: (a) purchase or hold debt securities or instruments; (b) enter into repurchase agreements; and (c) lend its securities, all as permitted under its investment strategies and policies as set forth in a Fund’s registration statement(a),(b),(c),(d);

(5)
borrow money or issue senior securities except as the 1940 Act, any rule thereunder, any SEC staff interpretation thereof or SEC exemptive order, may permit, provided that, a Fund may borrow from a bank in amounts not exceeding one-third of its total assets (including the amount borrowed) and up to 5% of its total assets for temporary purposes;

(6)
make investments that result in the concentration (as that term is defined by the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof)(e) of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies); or

(7)
purchase or sell physical commodities or commodities contracts (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions in securities secured by physical commodities) except that a Fund may purchase and sell: (a) marketable securities issued by companies that own or invest in commodities or commodities contracts; (b) currencies; and (c) commodities contracts relating to financial instruments such as financial futures and options thereon, futures contracts, options, forward contracts, swaps, floors, caps, collars and other financial instruments.

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(a)
The 33 1/3% limit refers to the restrictions on borrowing and issuing senior securities under the 1940 Act.  Although the Fund is permitted to make loans, loans are also subject to the limit of 33 1/3% of the Fund’s total assets.

(b)
Pledging of Assets:  A pledged asset is an asset that is transferred to a lender for the purpose of securing debt.  The lender of the debt maintains possession of the pledged asset, but does not have ownership unless default occurs.  Under the regulatory restrictions of the 1940 Act, a Fund may pledge assets only if it conforms with requirements that no more than 33 1/3% of the Fund’s net assets are encumbered, either through a pledge of assets as collateral or other forms of encumbrance.  In addition, the 1940 Act imposes other restrictions regarding, among other things, the manner in which assets may be pledged.  The Buffalo Funds currently do not engage in the pledging of assets.

(c)
Securities Lending:  The 1940 Act generally permits a Fund to lend portfolio securities, provided that the Fund has adopted a fundamental investment policy permitting the making of loans to other persons.  The Buffalo Funds each have a Fundamental Investment Restriction which permits lending pursuant to the regulatory requirements.  In addition, the SEC staff has developed guidelines regulating the securities lending activities of funds, which guidelines are set out primarily in a series of SEC staff no-action letters.  The guidelines developed by the SEC staff relating to securities lending activities are summarized below:

•
Collateral.  With respect to each loan, the Fund must receive eligible collateral equal to at least 100% of the market value of the securities loaned.  Collateral must be marked daily to account for any increases in the market value of the securities loaned and/or decreases in the market value of the collateral

•	Termination. The Fund must have the right to terminate the loan at any time and recall the securities within the normal and customary settlement time for the loaned securities.
•	Returns. The Fund must receive a reasonable return on the loan.
•	Fees. With the approval of the Board of Trustees, a Fund may pay reasonable fees to entities engaged in securities lending activities on behalf of the Fund.
•	Voting Rights. A Fund must be able to exercise voting rights with respect to material matters for issuers of securities loaned.
•	Loan Limit. A Fund may not loan securities with a value in excess of one-third of its total asset value.
(d)
Repurchase Agreements:  Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement.  The market value of the collateral will be monitored and adjusted, as necessary, on an on-going basis to ensure that the collateral is at least equal to 100% of the repurchase price.  All of the Buffalo Funds are authorized to use repurchase agreements as a non-principal investment strategy, and subject to market conditions, currently intend to invest no more than 10% of net assets in repurchase agreements.

(e)
SEC position on Industry Concentration: The 1940 Act requires a Fund to disclose a policy or intention to concentrate in any industry or group of industries.  The SEC Staff has taken the position that an investment of 25% or more of a Fund’s total assets in a particular industry is considered “concentration” in that industry. (See, e.g., Guide 19 of Form N-1A.)  The Staff position also applies to the holding of debt securities.

Non-Fundamental Investment Restrictions

In addition to the objectives, strategies and policies described in the Prospectus and this SAI and the fundamental investment restrictions described above, the Board of Trustees has adopted the following investment restrictions as non-fundamental policies for the respective Buffalo Funds.  The Board of Trustees may change these non-fundamental investment restrictions without shareholder approval.

(1)
Each Fund is permitted to invest in other investment companies on the open market, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof or without regard to such percentage limits in connection with a corporate event (meaning a merger, reorganization, consolidation or similar transaction).  Current regulatory limits, with certain exceptions regarding a Fund’s investment in money market funds, allow a Fund to invest, outside of a corporate event, up to 5% of its total assets in the securities of any one investment company, without owning more than 3% of any investment company or having more than 10% of its total assets in the securities of other investment companies.  The Funds currently operate in accordance to the limit exemption provided by Section 12(d)(1)(F) of the 1940 Act.  The Funds also may not operate as a fund of funds that invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds.

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(2)
Each Fund will not invest more than 15% of its net assets in illiquid securities.  The Funds consider a security to be illiquid if it cannot, due to restrictions on trading or lack of trading and not market action, be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the security.

(3)	Each Fund will not invest in any issuer for purposes of exercising control or management.
(4)	Each Fund will not purchase additional securities when outstanding borrowings exceed 5% of the Fund’s total assets.
(5)
Each of the High Yield, Large Cap, Mid Cap and Small Cap Funds will not change their respective investment policy of investing at least 80% of the Fund’s net assets according to the principal strategies described in the Funds’ prospectus without first providing shareholders with at least 60 days’ prior notice.

Portfolio Turnover

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may generate capital gains, including short-term capital gains taxable to shareholders at ordinary income rates.

The portfolio turnover rates for the Funds as of the fiscal years ended March 31, 2019 and 2018 were as follows:

	Portfolio Turnover
Name of Fund	2019	2018
Discovery Fund	[…]%	42%
Dividend Focus Fund	[…]%	21%
Emerging Opportunities Fund	[…]%	48%
Flexible Income Fund	[…]%	2%
Growth Fund	[…]%	32%
High Yield Fund	[…]%	41%
International Fund	[…]%	13%
Large Cap Fund	[…]%	40%
Mid Cap Fund	[…]%	51%
Small Cap Fund	[…]%	49%

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FUND SECURITIES TRANSACTIONS

The Funds’ portfolio managers make the decisions about buying and selling securities for the Buffalo Funds.  They select brokers and dealers to execute securities transactions, allocate portfolio brokerage and principal business and negotiate commissions and prices for securities.  In instances where securities are purchased on a commission basis, the Funds’ portfolio managers seek best execution of transactions at competitive and reasonable commission rates based on all circumstances related to the trade.  The Funds paid the following brokerage commissions during the last three fiscal years:

	Fiscal Year Ended March 31,
Name of Fund	2019	2018	2017
Discovery Fund	$[…]	$1,284,964	$971,292
Dividend Focus Fund	$[…]	$25,416	$25,444
Emerging Opportunities Fund	$[…]	$171,696 (1)	$456,780
Flexible Income Fund	$[…]	$39,993	$59,289
Growth Fund	$[…]	$163,637	$170,250
High Yield Fund	$[…]	$4,625	$5,922
International Fund	$[…]	$119,707	$115,474
Large Cap Fund	$[…]	$30,235	$26,914
Mid Cap Fund	$[…]	$381,662	$331,328
Small Cap Fund	$[…]	$707,750 (2)	$1,312,169
(1)	The decrease in the Emerging Opportunities Fund’s brokerage commissions from 2017 to 2018 is attributable to lower sales necessary in order to meet fund outflows as well as lower commission rates.
(2)	The decrease in the Small Cap Fund’s brokerage commissions from 2017 to 2018 is attributable to a lower per share commission rate and moderately lower turnover.

The level of brokerage commissions generated by a Fund is directly related to the number and the size of the buy and sell transactions into which the Fund enters.  The frequency and size of these transactions are affected by various factors such as cash flows into and out of a Fund, a portfolio manager’s interpretation of the market or economic environment, etc.

The Funds believe it is in their best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates.  Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund.  The Funds may execute a substantial portion of the portfolio transactions through brokerage firms that are members of the NYSE or through other major securities exchanges.  When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere.  The Funds will not normally pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who did not provide such benefits or services.  However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934, as amended, when it appears that this would be in the best interests of the shareholders.

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No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund’s portfolio securities.  Allocation is reviewed regularly by both the Board of Trustees and portfolio managers.

Although the Funds may place portfolio orders with qualified broker-dealers who recommend the Funds to their clients, or who act as agent in the purchase of the Funds’ shares for their clients, the Funds do not consider the sale of Fund shares as a factor when selecting broker-dealers to effect portfolio transactions.

Research services furnished by broker-dealers may be useful to the portfolio manager in serving other clients, as well as the respective Buffalo Funds.  Likewise, the Funds may benefit from research services obtained by the portfolio manager from the placement of their other clients’ portfolio brokerage.

When the Advisor, in its fiduciary capacity, believes it to be in the best interest of a Fund’s shareholders, a Fund may join with the Advisor’s other clients in acquiring or disposing of a security.  Securities acquired or proceeds obtained will be equitably distributed among the Fund and the Advisor’s other clients participating in such a transaction.  In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

The Funds are required to identify any securities of their “regular brokers or dealers” that a Fund has acquired during its most recent fiscal year.  [During the fiscal year ended March 31, 2019, the Discovery Fund, the Emerging Opportunities Fund, the Flexible Income Fund, the High Yield Fund, the International Fund, the Large Cap Fund, the Mid Cap Fund and the Small Cap Fund did not acquire any such securities.  During the fiscal year ended March 31, 2019, the Dividend Focus Fund and the Growth Fund acquired the following securities of regular brokers or dealers, with commissions as noted:]

Fiscal Year Ended March 31, 2019

Dividend Focus Fund
Broker or Dealer Name	Commissions
Citigroup Inc.	$[…]
JP Morgan Chase & Co.	$[…]
Growth Fund
Broker or Dealer Name	Commissions
JP Morgan Chase & Co.	$[…]

The Funds are also required to identify any brokerage transactions during their most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds.

The following table below indicates the total amount of brokerage commissions paid by each Fund for transactions directed to a broker because of research services provided during the fiscal year ended March 31, 2019.

Fiscal Year Ended March 31, 2019
Fund Name	Commissions	Transactions
Discovery Fund	$[…]	$[…]
Dividend Focus Fund	$[…]	$[…]
Emerging Opportunities Fund	$[…]	$[…]
Flexible Income	$[…]	$[…]

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Fiscal Year Ended March 31, 2019
Fund Name	Commissions	Transactions
Growth Fund	$[…]	$[…]
High Yield Fund	$[…]	$[…]
International Fund	$[…]	$[…]
Large Cap Fund	$[…]	$[…]
Mid Cap Fund	$[…]	$[…]
Small Cap	$[…]	$[…]

ADDITIONAL PAYMENTS TO DEALERS AND FINANCIAL INTERMEDIARIES

The Advisor and/or the Funds’ distributor, Quasar Distributors, LLC (the “Distributor”), out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to any service fees and other fees paid by the Fund to such brokers and other financial intermediaries.  These arrangements are sometimes referred to as “revenue sharing” arrangements.  Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses.  They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ prospectus.

Such additional cash payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds and/or investors in the Funds, including (without limitation) shareholder servicing and marketing support.  These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the Fund and the dollar amount of shares sold.  The level of payments made to a qualifying financial intermediary in any given year will vary.  Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount.  As of the date of this SAI, the maximum amount of additional compensation that the Advisor or Distributor is paying to any intermediary from its own assets is 0.40% of average daily net assets attributable to the financial intermediary.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend a particular Fund.  Your financial intermediary may charge you additional fees and commissions.  You should consult your dealer or financial intermediary for more details about any such payment it receives.  As of the date of this SAI, the Advisor or Distributor may pay a more substantial amount of additional cash payments to the following firms in connection with the sale of Fund shares: Charles Schwab; Pershing LLC; Fidelity Brokerage Services, Inc.; Nationwide Investment Services Corp.; National Investor Services Corporation; and Invesmart Securities, LLC.

Although a financial intermediary that sells Fund shares may also act as a broker or dealer in connection with a Fund’s purchase or sale of portfolio securities, the Advisor does not consider a financial intermediary’s sale of shares of a Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Funds.

SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of the Retail Class shares of the Funds, which authorizes the Funds to pay Retail Class shareholder support services from a Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.15% of a Fund’s average daily net assets attributable to Retail Class shares.  The Funds are responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with the Funds, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of Retail Class shareholders.

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PURCHASING AND SELLING SHARES

Purchases

Neither the Funds nor the entities that provide services to them (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.  The Funds cannot process transaction requests that are not completed properly.  If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee.  Shares of the Funds may be purchased directly from the Fund without these fees.  Each order accepted will be fully invested in whole and fractional shares of the Funds, unless the purchase of a certain number of whole shares is specified, at the net asset value (“NAV”) per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in the account for the current year.  This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned.  A transcript of all activity in the account during the previous year will be furnished each January.  By retaining each annual summary and the last year-to-date statement, a customer will have a complete detailed history of the account that also provides necessary tax information.  Annual statements are available from the Funds’ “Transfer Agent” at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Fund in book-entry form, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate.  The Funds will not issue share certificates.

The Fund Complex reserves the right in its sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Funds and their shareholders.

The Fund Complex reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has agreed to indemnify the Funds against losses resulting from the failure of investors to make payment.  If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation.  To recover any such loss, the Fund Complex reserves the right to redeem shares owned/held by any purchaser whose order is canceled.  A $25 return item charge, which will be paid from the redemption of additional shares, will also be incurred by the purchaser.  The purchaser may also be prohibited from, or restricted in, placing further orders.  If an order is cancelled or rejected for any reason, the investor will be notified within one to two business days.

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Sales (Redemptions)

The Funds will not be responsible for the consequences of delays that are out of its immediate control, including delays in the banking or Federal Reserve wire systems.  The Funds cannot process transaction requests that are not completed properly.

The Funds may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of a Fund’s securities is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to “time the market” (see “Market Timers” below”) by purchasing and redeeming shares of a Fund on a regular basis; or (4) for such other periods as the SEC may by order permit for the protection of a Fund’s shareholders.

The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in-kind.  If shares are redeemed in kind, the redeeming shareholder will incur expenses subsequently converting the securities into cash and would bear any market risk until such securities are converted into cash.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash.

Market Timers

The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  These policies are summarized below.

Frequent purchases and redemptions of a Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio and increased brokerage and administrative costs.  A Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.

The Funds do not allow market timers.  A Fund may refuse to sell shares to market timers and will take actions necessary to stop market timing activity, including closing any account to new purchases believed to be held by or for a market timer.  You will be considered a market timer if you: (i) have requested a redemption or exchange of Fund shares within 90 days of an earlier purchase or exchange request; (ii) make investments of large amounts followed by a redemption or exchange request shortly after the purchase; or (iii) otherwise seem to follow a timing pattern.  Shares under common ownership or control are combined for these purposes.

Anti-Money Laundering Program

The Funds are required to comply with various federal anti-money laundering laws and regulations.  Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency.  In addition, pursuant to the Funds’ Customer Identification Program, the Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified.

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Net Asset Value

The NAV and offering price of shares of the Funds will be determined once daily as of the close of public trading on the NYSE (generally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading.  The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading, days on which changes in the value of portfolio securities will not materially affect a Fund’s NAV, days during which a Fund receives no purchase or redemption orders, customary holidays and days when the national securities exchanges are not open for unrestricted trading.  The Funds do not compute their NAV on days when the NYSE is closed or on the following customary holidays:

New Year’s Day Martin Luther King Jr. Day Presidents’ Day Good Friday Memorial Day Independence Day Labor Day Thanksgiving Day Christmas Day	January 1 Third Monday in January Third Monday in February Friday before Easter Last Monday in May July 4 First Monday in September Fourth Thursday in November December 25

In valuing the Funds’ assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange (including ADRs) are valued at the last sale price on the business day as of which such value is being determined.  Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.  Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the closing bid and asked price will be used.

If market quotations are not readily available, the security is valued by such method as the Board of Trustees shall determine in good faith to reflect the security’s fair value.  Debt securities with remaining maturities of 60 days or less are valued at the last sale price reported.  If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and asked prices.  U.S. Government and Agency Securities are valued at the mean between the most recent bid and asked prices provided by a pricing service.  Other debt securities are value at the mean between the closing bid and the asked prices provided by a pricing service.  Cash and receivables will be valued at their face amounts.  Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.  All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.

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Redeemable securities issued by open-end investment companies and held by a Fund are valued on any given business day using the respective NAVs of such companies for purchase and/or redemption orders placed on that day.

The Funds have adopted fair valuation procedures for use in appropriate circumstances.  As part of these procedures, the Board of Trustees has established a Valuation Committee.  The Valuation Committee oversees the pricing process and compliance with the Pricing Procedures.  If no price, or in KCM’s determination no price representing fair value, is provided for a security held by a Fund by an independent pricing agent, then the security shall be fair valued.  The Board of Trustees has delegated to the Valuation Committee the authority to provide fair value determinations.  The Valuation Committee will meet by phone or any other electronic means, including email, to determine an appropriate price.  In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.

Valuation of Foreign Securities

Under normal market conditions the International Fund determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier.  The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4:00 p.m. Eastern time on the day that the value of the foreign security is determined.  If no sale is reported at that time, the foreign security will be valued at the mean between the most recent quoted bid and ask price.  Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value.  If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open.  Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Funds.  As a result, the Funds may be susceptible to what is referred to as “time zone arbitrage.”  Certain investors in a Fund may seek to take advantage of discrepancies in the value of the Fund’s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund’s NAV is computed.  This type of trading may dilute the value of a Fund’s shares if such discrepancies in security values actually exist.  To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the Board of Trustees, the Funds’ portfolio managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of depositary receipts, futures contracts and exchange traded funds).

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These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE.  If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the Board of Trustees.  In certain circumstances these procedures include the use of independent pricing services.  The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders.  However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day.  Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Fund’s NAV is not calculated.  Thus, the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation.  If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Funds’ fair value procedures established and approved by the Board of Trustees.

Calculation of NAV

The NAV per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation; and the result (adjusted to the nearest cent) is the net asset value per share.

Net Assets	=	NAV per share
Shares Outstanding

An example of how each Fund calculated its net asset value per share as of March 31, 2018 is as follows:

Discovery Fund

$[…]	=	$[…]
[…]

Dividend Focus Fund

$[…]	=	$[…]
[…]

Emerging Opportunities Fund

$[…]	=	$[…]
[…]

Flexible Income Fund

$[…]	=	$[…]
[…]

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Growth Fund

$[…]	=	$[…]
[…]

High Yield Fund

$[…]	=	$[…]
[…]

International Fund

$[…]	=	$[…]
[…]

Large Cap Fund

$[…]	=	$[…]
[…]

Mid Cap Fund

$[…]	=	$[…]
[…]

Small Cap Fund

$[…]	=	$[…]
[…]

Additional Purchase and Redemption Policies

The Funds reserve the right to:

(1)	waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders who invest through any of the Funds’ special investment programs;

(2)
cancel or change the telephone investment service, the telephone exchange service, Internet service, the automatic monthly investment plan, systematic redemption plan or monthly exchange privilege without prior notice when doing so is in the best interest of a Fund and its shareholders;

(3)	begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 30 days’ written notice to you;

(4)	begin charging a fee for the telephone service and to cancel or change the service upon 30 days’ written notice to you;

(5)	begin charging a fee for the systematic redemption plan upon 30 days’ written notice to you;

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(6)
waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders.  The Funds may waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and

(7)
require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if a Fund has other reasons to believe that this requirement would be in the best interest of its shareholders.

A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

MANAGEMENT OF THE FUNDS

Board of Trustees

Board Leadership Structure

The Board of Trustees is currently comprised of three Independent Trustees –Mr. Philip J. Kennedy, Ms. Rachel F. Lupardus, and Mr. Jeffrey D. Yowell – and one Interested Trustee – Mr. Clay E. Brethour.  Mr. Brethour is an interested person of the Trust by virtue of the fact that he is a board member and an employee of the Advisor.

The Board of Trustees has established four standing committees – the Audit Committee, the Marketing and Distribution Committee, the Nominating Committee and the Valuation Committee.  All Independent Trustees are members of the Audit Committee and the Nominating Committee.  Inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.  In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  The Valuation Committee consists of one Interested Trustee and employees of the Advisor.  The Marketing and Distribution Committee consists of one Independent Trustee and one Interested Trustee.

Each Trustee was appointed to serve on the Board of Trustees because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below.  The Board of Trustees reviews its leadership structure regularly.  The Board of Trustees believes that its leadership structure is appropriate and effective in light of the size of the Trust, the nature of its business and industry practices.

The Board of Trustees’ role is one of oversight rather than day-to-day management of the Funds.  The Trust’s Audit Committee assists with this oversight function.  The Board of Trustees’ oversight extends to the Trust’s risk management processes.  Those processes are overseen by Trust officers, including the President and Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Advisor reports to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Trust as a whole.  The Advisor reports to the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.

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The Board of Trustees has appointed the CCO who reports directly to the Board of Trustees and who participates in the Board of Trustees’ regular meetings.  In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures.  The CCO regularly discusses risk issues affecting the Trust and the Funds during Board of Trustee meetings.  The CCO also provides updates to the Board of Trustees on the operation of the Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event any material risk issues arise in between Board meetings.

The Trust is governed by the Board of Trustees which is responsible for protecting the interests of Fund shareholders under the laws of Delaware.  The Trustees are experienced business and academic persons, who meet throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review Fund performance.  The officers of the Trust are responsible for supervising the Funds’ business operations, but the Funds are managed by the Advisor, subject to the supervision and control of the Board of Trustees.

Trustees and Officers

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
INTERESTED TRUSTEE(1)
Clay E. Brethour 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1969	Trustee President and Treasurer	Indefinite term and served since August 2013 One year term and served since September 2014.	Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 2000 – present.	10	None
INDEPENDENT TRUSTEES
Philip J. Kennedy 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1945	Trustee	Indefinite term and served since May 1995.	Business Consultant and C.P.A.	10	None

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NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Rachel F. Lupardus 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1972	Trustee	Indefinite term and served since October 2015.	Chief Operating Officer/Chief Financial Officer, Trozzolo Communications Group (marketing communications agency), 2015 – present; Chief Financial Officer, Customer Engagement, KBM Group LLC (marketing services company) 2014 – 2015.	10	None
Jeffrey D. Yowell 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1967	Chairman Trustee	One year term and served since December 31, 2017. Indefinite term and served since October 2015.	President and Owner, Getter Farms, LLC (agriculture and farm-related operations), 2007 – present.	10	None
OFFICERS
Fred Coats 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1965	Chief Compliance Officer	Indefinite term and served since May 2015	Chief Compliance Officer, Kornitzer Capital Management, Inc. (management company) May 2015 – present; Private Practice Attorney 1993 – 2015.	N/A	N/A
Rachel A. Spearo 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1979	Secretary	One year term and served since November 2016	Vice President, U.S. Bank Global Fund Services 2004-present.	N/A	N/A
(1)	Mr. Brethour is deemed to be an “interested person” of the Funds as that term is defined in the 1940 Act, by virtue of the fact that he is a board member and an employee of the Advisor.

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Trustee Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.

Clay E. Brethour.  Mr. Brethour has served as a Trustee of the Trust since August 2013.  Mr. Brethour has served on the investment staff of the Advisor since 2000.  In addition, Mr. Brethour has served as co-portfolio manager for the Discovery Fund since 2004, and for the Growth Fund since 2007.  Mr. Brethour has served as an investment professional since 1992.  Through his employment experience, Mr. Brethour is experienced with financial, accounting, regulatory and investment matters.

Philip J. Kennedy.  Mr. Kennedy has served as a Trustee of the Trust since inception, and serves as the Chair of the Audit Committee.  He is a C.P.A. and serves as a business consultant, since 1987.  In addition, Mr. Kennedy also served as Internship Coordinator and Instructor in the Department of Business Administration, Penn State Shenango, from 2001 to 2011.  Through his board and employment experience, Mr. Kennedy is experienced with financial, accounting, regulatory and investment matters.

Rachel F. Lupardus.  Ms. Lupardus has served as a Trustee of the Trust since October 2015.  Ms. Lupardus has been the Chief Operating Officer/Chief Financial Officer of Trozzolo Communications Group, a marketing communications agency, since March 2015.  Prior to that Ms. Lupardus served as the Chief Financial Officer of KBM Group LLC, Customer Engagement, from 2014 until March 2015 and as Chief Financial Officer of DataCore Marketing LLC, an entity that was acquired by KBM Group LLC in 2007, from 2004 to 2013.  Through her employment experience, Ms. Lupardus is experienced with financial, accounting, regulatory and investment matters.

Jeffrey D. Yowell.  Mr. Yowell has served as a Trustee of the Trust since October 2015, and as Chairman of the Board since December 31, 2017.  He has been the President and owner of Getter Farms, LLC, an agriculture and farm operation since 2007.  Mr. Yowell was the owner, President and Chief Executive Officer of DataCore Marketing, LLC from 1992 – 2007.  KBM Group LLC purchased DataCore Marketing, LLC in 2007; however, Mr. Yowell continued to serve as President and CEO of DataCore until 2012.  Mr. Yowell served as President of KBM Group LLC in 2013.  KBM and DataCore Marketing, LLC, are both marketing services companies.  Through his employment experience, Mr. Yowell is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares

As of December 31, 2018 , the Funds’ officers, and the Board as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

As of December 31, 2018 , the Trustees had the following interests in the Buffalo Funds’ securities:

Name of Fund	Clay E. Brethour Interested Trustee	Philip K. Kennedy Independent Trustee	Rachel F. Lupardus Independent Trustee	Jeffrey D. Yowell Independent Trustee

Discovery Fund	Above $100,000	$10,001 - $50,000	None	$10,001 - $50,000

Dividend Focus Fund	None	Above $100,000	None	None

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Name of Fund	Clay E. Brethour Interested Trustee	Philip K. Kennedy Independent Trustee	Rachel F. Lupardus Independent Trustee	Jeffrey D. Yowell Independent Trustee

Emerging Opportunities Fund	$10,001 - $50,000	$1 - $10,000	None	$1 - $10,000

Flexible Income Fund	None	Above $100,000	$50,001 - $100,000	$50,001 - $100,000

Growth Fund	Above $100,000	$1 - $10,000	None	$10,001 - $50,000

High Yield Fund	None	None	None	None

International Fund	None	$50,001 - $100,000	$50,001 - $100,000	Above $100,000

Large Cap Fund	$1 - $10,000	$1 - $10,000	None	$10,001 - $50,000

Mid Cap Fund	None	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000

Small Cap Fund	$50,001 - 100,000	$50,001 - $100,000	None	$1 - $10,000

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)	Above 100,000	Above 100,000	Above $100,000	Above $100,000
(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Committees of the Board

Audit Committee

The Trust has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to each Fund’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent registered public accounting firm.  The Audit Committee is comprised of all of the Trust’s Independent Trustees, and Mr. Kennedy serves as the Chair of the Audit Committee.  The specific functions of the Audit Committee include recommending the engagement or retention of the independent registered public accounting firm, reviewing with the independent registered public accounting firm the plan and results of the auditing engagement, approving professional services provided by the independent registered public accounting firm prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent registered public accounting firm, reviewing the scope and results of the Trust’s procedures for internal auditing, and reviewing the Trust’s system of internal accounting controls.  The Audit Committee met twice during the Trust’s last fiscal year.

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Nominating Committee

The Trust also has a Nominating Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) periodically review and approve Trustee compensation; and (iii) make recommendations to the full Board of Trustees for nominations for membership on all committees, review all committee assignments and periodically review the responsibilities and need for all committees of the Board of Trustees.  The Nominating Committee is comprised of all of the Trust’s Independent Trustees and Mr. Gradinger serves as the Chair of the Nominating Committee.  In accordance with the Trust’s Nominating Committee charter, Trustees are subject to mandatory retirement during the year in which they turn 75.  The Nominating Committee met once during the Trust’s last fiscal year.

Valuation Committee

The Board of Trustees has appointed a Valuation Committee that is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board of Trustees is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board of Trustees.  The Valuation Committee meets as necessary when a market quotation for a portfolio security of a Fund is not readily available.  Currently, Mr. Brethour, Mr. William Kornitzer, CFA, co-portfolio manager of the International Fund, and Mr. Alexander Hancock, CFA, co-portfolio manager of the Small Cap Fund, are members of the Valuation Committee.  The Valuation Committee met [twice] during the Trust’s last fiscal year.

Marketing and Distribution Committee

The Board of Trustees has appointed a Marketing and Distribution Committee, which has the responsibility, among other things, to oversee and advise the Board on: (i) efforts to increase the Funds’ brand recognition and endorsement through various avenues including but not limited to the Funds’ website, collateral materials, social media, etc.; (ii) marketing and distribution strategies for the Funds, including competitive positioning within the marketplace; and (iii) the quantitative and qualitative effectiveness and competitiveness of the Funds’ marketing strategies and expenditures.  The Marketing and Distribution Committee meets as often as deemed necessary.  The Marketing and Distribution Committee may invite members of KCM and/or external marketing experts/resources, to attend its meetings as it deems appropriate.  Currently, Mr. Brethour and Mr. Yowell are members of the Marketing and Distribution Committee.  The Marketing and Distribution Committee met [four] times during the Trust’s last fiscal year.

Compensation and reimbursement of out-of-pocket expenses

The Funds do not directly compensate any Trustee or Trust officer for their normal duties and services.  Mr. Brethour, who is an interested Trustee due to his employment with the Advisor, is compensated by his employer and not by the Funds.  U.S. Bank Global Fund Services (“Fund Services”) pays the trustee fees from its share of the management fee that it receives from KCM.  Fund Services is an affiliate of the Funds’ underwriter.

For the fiscal year ended March 31, 2019, each Independent Trustee received an annual retainer of $32,000 for the fiscal year (April 1 to March 31), plus $200 per Fund for each meeting of the Board of Trustees attended in-person and $100 per Fund for telephone attendance.  The Chair of the Board of Trustees receives additional annual compensation of $10,000.  The Chair of the Audit Committee receives additional annual compensation of $5,000.  The Board of Trustees generally meets four times each year.

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In addition, the Funds are directly responsible for payment of out-of-pocket expenses incurred by the Independent Trustees for travel, meals, lodging and similar items in connection with attendance at conferences or Board meetings.  Reimbursements to Trustees for out-of-pocket expenses are accrued and paid for by the Funds.  Payment of out-of-pocket expenses is allocated equally among the Funds.

The following table shows the total amount of compensation paid to each Independent Trustee, including fees paid on behalf of the Funds by Fund Services and out-of-pocket expenses paid directly by the Funds, for the fiscal year ended March 31, 2019:

Name of Person, Position	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Fees Paid on Behalf of Buffalo Funds Complex(1) by Fund Services	Out-of-Pocket Expenses Paid by the Buffalo Funds Complex	Total Amount of Compensation
J. Gary Gradinger, Independent Trustee (2)	None	None	$[…]	$896	$[…]
Philip J. Kennedy, Independent Trustee	None	None	$[…]	$1,934	$[…]
Rachel F. Lupardus, Independent Trustee	None	None	$[…]	$0	$[…]
Jeffrey D. Yowell, Independent Trustee	None	None	$[…]	$0	$[…]
(1)	These figures represent the annual aggregate compensation by the Fund Complex for the fiscal year ended March 31, 2019 .
(2)	Mr. Gradinger resigned from the Board effective March 30, 2019.

Portfolio Holdings Disclosure Policies and Procedures

The Funds disclose a complete list of their portfolio holdings four times in each fiscal year, within 60 days of the end of each fiscal quarter.  The Funds file the lists with the SEC on Form N-CSR (second and fourth quarters) and Form N-PORT (first and third quarters), and the semi-annual and annual reports to shareholders are mailed to all shareholders of record (second and fourth quarters).  Shareholders may view the Funds’ Form N-CSR and the public portion of Form N-PORT on the SEC’s web site at www.sec.gov.

The Board of Trustees has approved ongoing arrangements with service providers, whereby current portfolio holdings information is made available to such service providers.  These service providers are Fund Services, the Funds’ administrator, accountant and transfer agent, U.S. Bank, National Association, the Funds’ custodian, Ernst & Young LLP, the independent registered public accounting firm, and Godfrey & Kahn, S.C., outside legal counsel.  The Funds may also disclose holdings information to financial printers or proxy voting services.  These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.  The Funds may also disclose such information to state and federal regulators and government agencies, or as otherwise required by law or judicial process.  No party receives compensation for disclosing holdings information and any disclosure must be authorized under the disclosure policy adopted by the Board of Trustees.

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Additionally, the Funds may provide information regarding their portfolio holdings to shareholders, firms and institutions before their public disclosure is required or authorized as discussed above, provided that: (i) the recipient makes a specific request to the Fund for the information and the Chief Compliance Officer of the Fund determines that the Fund has a legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a written confidentiality agreement that provides that the non-public portfolio holdings information will be kept confidential, will not be used for trading purposes and will not be disseminated or used for any purpose other than the purpose for which it was approved.  Persons and entities unwilling to execute a confidentiality agreement that is acceptable to the Funds may only receive portfolio holdings information that has otherwise been publicly disclosed.  Non-public portfolio holdings information will not be disclosed to members of the media under any circumstance.

Exceptions to, or waivers of, the Funds’ policy on portfolio disclosures may only be made by the Funds’ CCO and must be disclosed to the Board of Trustees at its next regularly scheduled quarterly meeting.  In the event of a conflict between the interests of the Fund and the interests of the Advisor, the Funds’ CCO shall make a determination in the best interests of the Funds and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  The Board of Trustees is also responsible for reviewing any potential conflict of interest between the interests of the Funds’ shareholders and a third party with respect to the disclosure of non-public portfolio holdings information prior to its dissemination, and reviews the Funds’ portfolio disclosure policy on an annual basis.

Investment Advisor and Manager

Kornitzer Capital Management, Inc. serves as the Funds’ investment advisor and manager. KCM is a federally registered investment advisory firm that was founded in 1989.

KCM is a closely held corporation controlled by persons who are active in the management of the firm’s business.  John C. Kornitzer is the majority stockholder of the firm and serves as the firm’s President and Chairman of KCM’s Board of Directors.  Kent W. Gasaway, Robert Male, Willard Lynch and John C. Kornitzer each own 5% or more of the firm.  Mr. Clay E. Brethour, a portfolio manager for KCM, is affiliated with the Funds through his service as an Interested Trustee and President of the Trust.

KCM serves as investment advisor and manager of each Fund pursuant to a Management Agreement that requires KCM to provide or pay the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee.  KCM provides business management and advisory services, and contracts with others to provide other needed services for the Funds.  In this respect, KCM has entered into a Master Services Agreement with Fund Services pursuant to which Fund Services provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers.  Some of the other Fund service providers are affiliates of Fund Services.

As compensation for its services and as of July 1, 2019, each Fund (other than the Dividend Focus Fund, Growth Fund, Large Cap Fund and the Emerging Opportunities Fund) pays KCM a fee at the annual rate of eighty-five one-hundredths of a percent (0.85%) of each Fund’s average daily net assets.  The Dividend Focus Fund, Growth Fund and Large Cap Fund pay KCM a fee at the annual rate of seventy-five one-hundredths of a percent (0.75%) of each Fund’s average daily net assets.  The Emerging Opportunities Fund pays KCM a fee at the annual rate of one and thirty one-hundredths of a percent (1.30%) of the Fund’s average daily net assets.  KCM pays Fund Services a fee of thirty one-hundredths of one percent (0.30%) of each Fund’s (other than the Dividend Focus Fund, Growth Fund and Large Cap Fund) average daily net assets out of the fees KCM receives from the Funds.  KCM pays Fund Services a fee of twenty-five one-hundredths of one percent (0.25%) of the Dividend Focus Fund, Growth Fund and Large Cap Fund’s average daily net assets out of the fees KCM receives from the Funds.  Both KCM’s and Fund Services’ fees are computed daily and the Funds pay KCM’s fees monthly.

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With respect to the Small Cap Fund only, the annual management fee rate of eight-five one-hundredths of a percent (0.85%) of the Small Cap Fund’s average daily net assets is a base fee paid to KCM that is subject to reduced fees paid on assets in excess of certain levels (breakpoints).  The fee paid by KCM to Fund Services is also subject to breakpoints on assets in excess of certain levels.  The breakpoint schedules for the management fees paid by the Small Cap Fund to KCM and the fees paid by KCM to Fund Services are set forth in the following table:

Small Cap Fund Fee Breakpoints
	(as a % of average daily net assets)
Asset Level	Management Fee	Fund Services Fee
Assets up to $6 billion	0.85%	[0.300%]
Assets over $6 billion up to $7 billion	0.80%	[0.275%]
Assets over $7 billion up to $8 billion	0.75%	[0.250%]
Assets over $8 billion up to $9 billion	0.70%	[0.225%]
Assets over $9 billion	0.65%	[0.200%]

For the past three fiscal years, the following management fees were paid by the Funds to KCM:

	Fiscal Year Ended March 31,
Name of Fund	2019	2018	2017
Discovery Fund	$[…]	$15,647,202(1)	$11,336,442
Dividend Focus Fund	$[…]	$564,445(2)	$398,136
Emerging Opportunities Fund	$[…]	$1,301,289	$1,378,251
Flexible Income Fund	$[…]	$7,512,296	$8,466,583
Growth Fund	$[…]	$2,350,234	$3,239,860
High Yield Fund	$[…]	$2,399,953	$2,668,857
International Fund	$[…]	$2,448,192	$2,059,431
Large Cap Fund	$[…]	$613,205 (3)	$457,399
Mid Cap Fund	$[…]	$2,845,522	$3,857,816
Small Cap Fund	$[…]	$5,587,539	$7,303,541
(1)	The increase in the Discovery Fund’s management fees from 2017 to 2018 is attributable to an increase in net assets.
(2)	The increase in the Dividend Focus Fund’s management fees from 2017 to 2018 is attributable to an increase in net assets.
(3)	The increase in the Large Cap Fund’s management fees from 2017 to 2018 is attributable to an increase in net assets.

Principal Underwriter
The Distributor, Quasar Distributors, LLC, a Delaware limited liability company located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, is the principal underwriter for the shares of the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  The Distributor is an affiliate of Fund Services and the Custodian.  The offering of the Funds’ shares is continuous, and the Distributor will distribute the shares on a best-efforts basis.

Code of Ethics
The Funds, the Advisor and the Distributor have each adopted a code of ethics, as required by federal securities laws.  Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by a Fund, subject to certain general restrictions and procedures.  These codes of ethics are on file with the SEC.

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PROXY VOTING POLICY
The Board has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies relating to portfolio securities held by the Funds, subject to Board oversight.  Such policy provides that it is the policy of the Funds to adopt the policies and procedures used by the Advisor to vote proxies relating to portfolio securities held by its clients, including the Funds.  At least annually, the Advisor presents to the Board its proxy voting policies and procedures and a record of each proxy voted with respect to portfolio securities held by the Funds during the twelve-month period.  With respect to those proxies the Advisor has identified as involving conflicts of interest, the Advisor is required to submit a separate report indicating the nature of the conflict of interest and how it was resolved.

When voting proxies, the Advisor’s primary concern is to make decisions in the best interests of its clients, which are intended to enhance the economic value of the assets of clients’ accounts.  Generally, the Advisor votes against management proposals not in the shareholders’ best interest, which may include: issues regarding the issuer’s board entrenchment and anti-takeover measures; provisions providing for cumulative voting rights; and election of directors who sit on more than five boards. The Advisor votes in favor of routine proposals that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will normally be voted with management. Where a proxy proposal raises a material conflict between the Advisor’s interests and its clients’ interests, to the extent the Advisor has little or no discretion to deviate from its proxy guidelines with respect to the proposal in question, the Advisor shall vote in accordance with such pre-determined voting policy. To the extent that the Advisor has discretion to deviate from its proxy guidelines with respect to the proposal in question, the Advisor discloses the conflict to the clients and obtains each client’s consent to the proposed vote prior to voting the securities. If clients do not respond to such a conflict and disclosure request or deny the request, the Advisor will abstain from voting the securities held by such clients.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, either upon request, by calling toll free, 1-800-49-BUFFALO (1-800-492-8332), or by accessing the SEC’s website at http://www.sec.gov.

Custodian
U.S. Bank, National Association (the “Custodian”), an affiliate of Fund Services located at 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212, serves as the custodian of the assets of the Funds pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out‑of‑pocket expenses.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Funds.

Independent Registered Public Accounting Firm
The Funds’ financial statements are audited by […] , the Funds’ independent registered public accounting firm.

Administrator
The Advisor has retained Fund Services , 615 East Michigan Street, Milwaukee, WI 53202, to provide various administrative and accounting services necessary for the operations of the Funds.  Services provided by the Administrator include: facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of each Fund’s general ledger; the preparation of each Fund’s financial statements; the determination of the net asset value of each Fund’s assets and the declaration and payment of dividends and other distributions to shareholders; and preparing specified financial, tax and other reports.

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For the past three fiscal years, the following fees for administration and accounting services were paid by KCM to Fund Services under the Master Services Agreement:

Fiscal Year Ended March 31,
2019	2018	2017
$[…]	$1,389,639	$1,025,066

Transfer Agent
The Advisor has retained Fund Services , P.O. Box 701, Milwaukee, WI 53201-0701, to serve as the transfer agent for the Funds.  The transfer agent performs shareholder service functions such as: maintaining the records of each shareholder’s account; answering shareholders’ inquiries concerning their accounts; processing purchases and redemptions of each Fund’s shares; acting as distribution disbursing agent; and performing other accounting and shareholder service functions.

Certain Trustees and officers of the Trust are also officers or Directors of KCM or Fund Services as noted in the section entitled “Management of Funds” above.

PORTFOLIO MANAGERS OF THE FUNDS

The Buffalo Funds are managed by a portfolio management team supported by an experienced investment analysis and research staff.  Descriptions of the portfolio managers’ education, training, and experience are provided in the Prospectus.

Other Accounts Managed by Portfolio Managers

The following table identifies, for each portfolio manager of each Fund, the number of other accounts managed (including other Buffalo Funds managed by the same manager), and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  The Funds’ portfolio managers do not provide day-to-day management of accounts with performance-based advisory fees.  Information in the table is shown as of March 31, 2019 (except as otherwise noted).  Asset amounts are approximate and have been rounded.

	Other Registered Investment Companies(1)		Other Pooled Investment ehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets

Buffalo Discovery Fund
Clay Brethour	1	$174.8 million	8	$357.6 million	0	N/A
Dave Carlsen	1	$174.8 million	4	$122.6 million	0	N/A

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	Other Registered Investment Companies(1)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets

Buffalo Dividend Focus Fund
Paul Dlugosch	2	$813.1 million	2	$106.9 million	0	N/A
Jeff K. Deardorff	1	$188.6 million	2	$106.9 million	0	N/A
Jeffrey Sitzmann	1	$188.6 million	2	$106.9 million	0	N/A

Buffalo Emerging Opportunities Fund
Craig Richard	0	N/A	0	N/A	0	N/A
Doug Cartwright	0	N/A	0	N/A	0	N/A

Buffalo Flexible Income Fund
John Kornitzer	0	N/A	6	$17.9 million	4,688	$2.6 billion
Paul Dlugosch	2	$246.6 million	2	$126.4 million	0	N/A

Buffalo Growth Fund
Clay Brethour	1	$1.7 billion	8	$357.6 million	0	N/A
Dave Carlsen	1	$1.7 billion	4	$112.6 million	0	N/A

Buffalo High Yield Fund
Paul Dlugosch	2	$682.6 million	2	$106.9 million	0	N/A
Jeffrey Sitzmann	1	$58.0 million	2	$106.9 million	0	N/A
Jeff K. Deardorff	1	$58.0 million	2	$106.9 million	0	N/A

Buffalo International Fund
William Kornitzer	0	N/A	2	$42.4 million	0	N/A
Nicole Kornitzer	0	N/A	2	$42.4 million	0	N/A

Buffalo Large Cap Fund
Alexander Hancock	1	$510.2 million	2	$90.6 million	2	$14.4 million

Buffalo Mid Cap Fund
Chris Carter	0	N/A	2	$47.51 million	0	N/A
Josh West	0	N/A	2	$47.5 million	0	N/A

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	Other Registered Investment Companies(1)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets

Buffalo Small Cap Fund
Robert Male	0	N/A	2	$60.8 million	2	$14.4 million
Jamie Cuellar	0	N/A	2	$60.8 million	2	$14.4 million
Alexander Hancock(2)	1	$68.9 million	2	$88.8 million	2	$14.4 million

(1)
Some Buffalo Fund portfolio managers manage multiple portfolios within the Buffalo Funds series of mutual funds.  All accounts listed in the category “Registered Investment Companies” are Buffalo Funds.  Our portfolio managers do not manage portfolios for any other registered investment companies except the Buffalo Funds.

Ownership of Securities in the Funds by Portfolio Managers as of March 31, 2019 (except as otherwise noted):

Portfolio Manager	Dollar Range in Portfolio

Buffalo Discovery Fund
Clay Brethour	Over $1,000,000
Dave Carlsen	$100,001 - $500,000

Buffalo Dividend Focus Fund
Paul Dlugosch	$500,001 - $100,000
Jeff K. Deardorff	$10.001 - $50,000
Jeffrey Sitzmann	$0

Buffalo Emerging Opportunities Fund
Craig Richard	$50,001 - $100,000
Doug Cartwright	$50,001 - $100,000

Buffalo Flexible Income Fund
John Kornitzer	Over $1,000,000
Paul Dlugosch	$50,001 - $100,000

Buffalo Growth Fund
Clay Brethour	Over $1,000,000
Dave Carlsen	$100,001 - $500,000

Buffalo High Yield Fund
Paul Dlugosch	$50,001 - $100,000
Jeffrey Sitzmann	$100,001 - $500,000
Jeff K. Deardorff	$50,001 - $100,000

Buffalo International Fund
William Kornitzer	$100,001 - $500,000
Nicole Kornitzer	$100,001 - $500,000

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Buffalo Large Cap Fund
Alexander Hancock	$10.001 - $50,000

Buffalo Mid Cap Fund
Chris Carter	$100,001 - $500,000
Josh West	$100,001 - $500,000

Buffalo Small Cap Fund
Robert Male	$100,001 - $500,000
Jamie Cuellar	$100,001 - $500,000
Alexander Hancock	$100,001 - $500,000

Material Conflicts Arising from Other Accounts Managed by Portfolio Managers

The management of multiple accounts gives rise to potential conflicts of interest if the Funds and accounts have different objectives, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple accounts, including the Funds.  A portfolio manager may execute transactions for a Fund or account that may adversely impact the value of securities held by another Fund or account.  Securities selected for one account may outperform the securities selected for another account.

As a registered investment adviser, the Advisor and the portfolio managers have a fiduciary duty to place the interests of clients first, before their own interests.  Therefore, conflicts of interest inherent in the management of multiple accounts must be addressed.  When a portfolio manager determines, based on each Fund or account’s investment objectives and restrictions, that an investment is appropriate or suitable for more than one Fund or account, the following considerations apply.

Trade Practices.  Portfolio managers follow certain trade practices in executing and processing trades for multiple accounts.  Portfolio managers may be deemed to have conflicts of interest to the extent the trade practices result in better execution and performance in certain accounts.  Portfolio managers monitor and modify the trade practices to avoid the potential for conflicts of interest and to act in the best interest of all Funds and accounts to the fullest extent possible over time.  Because multiple factors influence execution beyond their control, portfolio managers may be unable to minimize the effects of the trade practices on execution and different execution results may occur as among accounts.  The trade practices may cause varying account performance.  Advice and actions taken for one account will differ from advice and the time and nature of actions for other accounts.  Transactions in a specific security may not be accomplished for all accounts at the same price and at the same time.

Trade Aggregation.  When the same investment decisions are made for multiple accounts, the portfolio managers aggregate trades for execution to achieve better and more efficient execution and more consistent results across accounts.  Portfolio managers may not aggregate trades if reduced costs may not be achieved because administrative and other costs may be imposed.  Portfolio managers use their discretion in aggregating trades.

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Aggregated trades are allocated among accounts based on the orders designated for the accounts.  Orders may be designated for accounts according to a percentage of the account or on a round lot basis as to each individual account.  Upon execution, aggregated trades are processed back into accounts according to the original orders and further dependent on the manner of execution.  An aggregated order executed in full is placed back into all accounts, with each account receiving the average execution price and sharing in transaction costs on pro rata basis.  If an aggregated trade is executed in a series of transactions, the transactions are processed back into accounts on a pro rata basis according to the relative sizes of the orders placed or on a rotational basis.  Sequencing delays and market impact costs may occur among accounts if an aggregated trade is executed in a series of transactions.

Portfolio managers may also process aggregated orders back into accounts in any other manner they deem equitable and consistent with the fiduciary duty to the Funds and other clients.  Order processing is also subject to available cash, account restrictions, and all relevant investment considerations.

To the extent portfolio managers designate investments for accounts based on a percentage of account size, when orders are processed on a pro rata basis according to the original relative order sizes, larger accounts have their orders processed first back into their accounts prior to smaller accounts.  Variances in execution as between larger and smaller accounts may result.  Smaller accounts may receive investments at different times and amounts and may not receive all the same investments as larger accounts.  Investment performance among relatively larger and smaller accounts may vary, particularly during periods of relatively higher volatility of performance in accounts.

When portfolio managers process trades on a rotational basis, they process orders among accounts so that all accounts receive a certain minimum amount and then pro rata according to the original orders placed.  If an account does not receive the full amount designated for it in any aggregated trade, the account remains eligible for the next order processed or for the next similar investment subsequently placed.

An aggregated trade may be executed in a series of transactions depending on the security, market conditions, and the characteristics of the aggregated trade.  When portfolio managers place market limit orders, an aggregated order may not be executed in full.  As an order is executed, if the price increases beyond the desired level for the investment, execution of the remaining order may be terminated or postponed.

Portfolio managers may impose minimum transaction sizes for processing orders back into accounts and not process orders into accounts below the minimum transaction size.  Imposition of minimum transaction sizes may cause smaller accounts not to receive any amount of an order and larger accounts to receive their complete order when orders are processed on a pro rata basis.  To minimize the impact of minimum transaction sizes, portfolio managers may process trades at the lowest minimum transaction size necessary to cause all accounts to receive part of a trade.  Portfolio managers may vary the minimum transaction size depending on the actual trade being executed, the accounts aggregated in a trade, the manner of execution and other equitable factors.

Significant administrative difficulties exist in executing transactions in lesser amounts, causing hardships for the custodians in timely settlement and payment, tax considerations, income projections and general administrative burdens.  Minimum transaction sizes may be increased because of costs and other factors emanating from account custodians.  If the amount of a minimum transaction would be so small that it would provide no material benefit to the account or present difficulty in effecting an advantageous position, portfolio managers may impose higher minimum transaction sizes.  Minimum transaction sizes may also be increased during times of more active trading in the accounts and based on investment considerations.

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Disparate Account Sizes.  The relative sizes of certain Buffalo Funds and other accounts following the same or similar strategy are disparate.  To the extent these account sizes vary more significantly, different trade consequences, varying performances and other unforeseen circumstances may result.  For example, when portfolio managers aggregate trades of “small cap” strategy accounts with the Small Cap Fund, and if trades are executed in a series of transactions and processed back into accounts on a pro rata basis, the Small Cap Fund receives its trades first before the small cap strategy accounts that are relatively much smaller in size.  If portfolio managers impose minimum transaction sizes in the pro rata processing of a trade back into accounts according to size, the available shares for processing into smaller accounts may be less than the minimum transaction size.  Only the larger accounts may receive shares in such a transaction processed on a pro rata basis.  Varying execution and performance may result.

Portfolio managers monitor these trade practices for the accounts and modify them as conditions warrant, to be in the best interest of all Funds and accounts.  Portfolio managers may impose rotational participation and minimum transaction sizes small enough to have all accounts participate if necessary in processing orders executed such that all accounts participate on a more equitable basis.

Limited Investment Opportunities.  All Funds and other accounts receive different investments according to their investment needs, objectives, and their risk profiles.  In certain instances an investment opportunity may be limited in availability for all accounts with similar investment requirements.  Portfolio managers endeavor to allocate limited unique investment opportunities among accounts fairly over time and based on factors particular to each account.  When making allocations of limited investment opportunities, portfolio managers consider the investment needs, objectives, risk profiles, cash levels, tax considerations and other holdings in the account.  After considering the individual factors associated with the accounts, investment opportunities bearing similar investment characteristics are allocated among accounts having similar investment requirements on a rotational basis to the fullest extent possible.

Portfolio managers place initial public offerings in the Buffalo Funds, certain strategy accounts and collective trust funds they manage if an initial public offering fits within a defined investment strategy of a particular Fund, strategy account or collective trust fund and is a good investment within the Fund, strategy account or collective trust fund mix.  Based on these accounts’ relative larger sizes, flexibility in trading activity and lesser tax considerations, initial public offerings are appropriate for the Buffalo Funds, certain strategy accounts and the collective trust funds.  Portfolio managers reevaluate the suitability of initial public offerings for all the accounts as market conditions and the nature, characteristics and risk of initial public offerings may change.  If in the best interests of the accounts, the Advisor modifies the policies according to then current conditions.

Personal Accounts.  The portfolio managers’ management of their personal accounts may give rise to potential conflicts of interest.  The Funds and the Advisor have adopted a code of ethics that they believe contain provisions reasonably necessary to prevent such conflicts.

Compensation of Portfolio Managers

Portfolio manager compensation primarily consists of a modest fixed base salary and a larger bonus tied to short- and long-term performance [per Item 20(b), identify any benchmark used to measure performance and the length of the period for which performance is measured], as well as other factors described herein.  Each portfolio manager’s base salary is reviewed annually.  Bonuses are determined annually based on individual performance and contributions to the firm, performance of funds and accounts managed and success of the firm overall.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE FUNDS

Control persons are persons deemed to control a Fund because they own beneficially over 25% of the Fund’s outstanding equity securities.  As a result, control persons could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of the shareholders of that Fund.  Principal holders are persons that own beneficially 5% or more of a Fund’s outstanding equity securities.  Because Institutional Class shares of the Fund are new, as of the date of this SAI there were no control persons or principal shareholders of the Institutional Class shares of the Funds.  As of June 1, 2019, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Discovery Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	40.51%	Record
National Financial Services Corp. For Exclusive Benefit of Customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	N/A	N/A	23.41%	Record
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	5.02%	Record

Dividend Focus Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Great Plains Trust Company* 7700 Shawnee Mission Parkway, Suite 101 Overland Park, KS 66202-3057	Great Plains Trust Holding Co.	KS	45.55%	Record
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	18.72%	Record
National Financial Services Corp. For Exclusive Benefit of Customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	N/A	N/A	16.74%	Record

Emerging Opportunities Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services Corp. For Exclusive Benefit of Customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Fidelity Global Brokerage Group, Inc.	DE	29.24%	Record

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Emerging Opportunities Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Great Plains Trust Company* House Account – Reinvest 7700 Shawnee Mission Parkway, Suite 101 Overland Park, KS 66202-3057	N/A	N/A	17.71%	Record
Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	12.18%	Record
TD Ameritrade, Inc. For the exclusive benefit of our customers P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	5.90%	Record

Flexible Income Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	36.86%	Record
National Financial Services Corp. For Exclusive Benefit of Customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Fidelity Global Brokerage Group, Inc.	DE	27.07%	Record
Great Plains Trust Company* House Account – Reinvest 7700 Shawnee Mission Parkway, Suite 101 Overland Park, KS 66202-3057	N/A	N/A	20.71%	Record

Growth Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	29.94%	Record
Great Plains Trust Company* House Account – Reinvest 7700 Shawnee Mission Parkway, Suite 101 Overland Park, KS 66202-3057	N/A	N/A	14.62%	Record

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Growth Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services Corp. For Exclusive Benefit of Customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	N/A	N/A	14.17%	Record

High Yield Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	15.50%	Record
National Financial Services Corp. For Exclusive Benefit of Customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	N/A	N/A	14.66%	Record
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	N/A	N/A	7.06%	Record

International Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Great Plains Trust Company* House Account – Reinvest 7700 Shawnee Mission Parkway, Suite 101 Overland Park, KS 66202-3057	Great Plains Trust Holding Co.	KS	50.87%	Record
National Financial Services Corp. For Exclusive Benefit of Customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	N/A	N/A	23.34%	Record
Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	10.74%	Record

Large Cap Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services Corp. For Exclusive Benefit of Customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	N/A	N/A	13.60%	Record

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Large Cap Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	13.18%	Record
TD Ameritrade, Inc. For Exclusive Benefit of Customers P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	5.06%	Record

Mid Cap Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services Corp. For Exclusive Benefit of Customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	Fidelity Global Brokerage Group, Inc.	DE	29.02%	Record
Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	19.32%	Record
Great Plains Trust Company* House Account – Reinvest 7700 Shawnee Mission Parkway, Suite 101 Overland Park, KS 66202-3057	N/A	N/A	16.88%	Record
TD Ameritrade, Inc. For Exclusive Benefit of Customers P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	5.63%	Record

Small Cap Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Fund Department 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	21.33%	Record

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Small Cap Fund – Retail Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services Corp. For Exclusive Benefit of Customers 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310-2010	N/A	N/A	15.36%	Record

* The majority beneficial owner of Great Plains Trust Company is an irrevocable trust created by John C. Kornitzer, the President and Chairman of the Advisor, for the benefit of his family members; therefore, Mr. Kornitzer is considered a principal shareholder in several of the Funds.

MANAGEMENT OWNERSHIP OF THE FUNDS

As of June 1, 2019 , the officers and Trustees, together as a group, owned [less than 1%] of the shares of each of the Funds.

[In addition, as of December 31, 2018, neither the Trustees who are not “interested” persons of the Funds, as that term is defined in the 1940 Act, nor members of their immediate family, owned securities beneficially or of record in the Advisor, the Distributor or any affiliate of the Advisor or the Distributor.  Accordingly, as of December 31, 2018, neither the Trustees who are not “interested” persons of the Trust, nor members of their immediate family, had any direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, as of December 31, 2018, neither the Trustees who are not “interested” persons of the Trust nor members of their immediate family had conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or their affiliates were parties.]

DISTRIBUTIONS AND TAXES

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.

This section is based on the Code, Treasury Regulations, judicial decisions, and IRS guidance on the date hereof, all of which are subject to change, and possibly with retroactive effect.  These changes could impact a Fund’s investment or the tax consequences to you of investing in a Fund.  Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders.  There may be other federal, state, foreign or local tax considerations to a particular shareholder.  No assurance can be given that legislative, judicial, or administrative changes will not be forthcoming which could affect the accuracy of any statements made in this section.  Please consult your tax advisor before investing.

Distributions of Investment Company Taxable Income.  The Funds receive income generally in the form of dividends, interest, net short-term capital gain and net gain from foreign currency transactions on their investments in portfolio securities.  This income, less expenses incurred in the operation of a Fund, constitutes its “investment company taxable income,” from which distributions may be paid to you.  If you are a taxable investor, any distributions by a Fund from such income (other than amounts attributable to and reported as qualified dividend income) will be taxable to you at ordinary income rates, whether you receive them in cash or in additional Fund shares.  For non-corporate shareholders, distributions attributable to and reported as qualified dividend income are currently taxable at long-term capital gain rates, provided certain holding period requirements are met by such shareholders.  See the discussion below under the heading, “Qualified Dividend Income for Non-corporate Shareholders.”

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Distributions of Net Capital Gain.  A Fund may realize capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions of investment company taxable income, which includes net short-term capital gain (the excess of net short-term capital gain over net long-term capital loss) will be taxable to you as ordinary income, as described above.  Distributions of “net capital gain” (the excess of net long-term capital gain over net short-term capital loss) will be taxable to you as long-term capital gain regardless of how long you have held your shares in a Fund.  Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryforward) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Qualified Dividend Income for Non-Corporate Shareholders. For non-corporate shareholders, a portion of a Fund’s distributions of investment company taxable income may be attributable to and reported as qualified dividend income, which is currently eligible for taxation at long-term capital gain rates for federal income tax purposes.  Qualified dividend income treatment is generally available for Fund distributions of investment company taxable income attributable to dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Fund and the shareholder must meet certain holding period requirements to qualify for this treatment.  Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, shareholders must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution becomes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is entitled to receive the dividend payment.  When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income designated as qualified dividend income is currently taxed at the same rates applicable to long-term capital gains, such income will not be considered as long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return.  Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be treated as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, a Fund will report the portion of its distributions of investment company taxable income attributable to qualified dividend income.  If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its distributions of investment company taxable income as qualified dividend income.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the distributions of investment company taxable income paid by a Fund may qualify for the dividends-received deduction.  The portion of such distributions paid by a Fund that so qualifies will be reported each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund directly or indirectly from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation.  Either none or only a nominal portion of the distributions paid by the High Yield Fund and International Fund will be eligible for the dividends-received deduction because such Funds invest primarily in debt instruments and/or foreign securities.

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The availability of the dividends-received deduction is subject to certain holding period and debt-financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if a corporate shareholder’s Fund shares are debt-financed or held for less than a 46-day period, then the dividends-received deduction for Fund distributions may also be reduced or eliminated.  Even if designated as distributions eligible for the dividends-received deduction, all such distributions (including any deducted portion) must be included in a corporate shareholder’s alternative minimum taxable income calculation.

Returns of Capital.  If a Fund’s distributions exceed its then-current and accumulated earnings and profits, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Fund shares and result in a higher reported capital gain or lower reported capital loss when those shares (on which the distribution was received) are ultimately sold, exchanged or redeemed.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investment in Foreign Securities.  Each Fund is permitted to invest in foreign securities as described in this SAI.  Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities.  Under the Foreign Account Tax Compliance Act (“FATCA”), the United States imposes a 30% withholding tax on certain payments made to certain foreign entities.  This FATCA withholding tax could affect a Fund’s return on its investments in foreign securities (to the extent that the foreign issuer receives direct or indirect U.S.-source payments and does not comply with the information reporting, due diligence, and withholding requirements imposed by FATCA) and reduce the Fund’s distributions paid to you.

Pass-Through of Foreign Tax Credits.  If more than 50% of the value of a Fund’s total assets at the end of a fiscal year are invested in foreign securities, such Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, you must include in your gross income your proportionate share of foreign taxes paid by the Fund, and accordingly such Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these foreign taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your federal income tax (subject to limitations for certain shareholders).  A Fund will provide you with the information necessary to claim this deduction or credit on your income tax return if the Fund makes this election.  Your tax reporting of any foreign dividends designated by a Fund as qualified dividend income subject to taxation at long-term capital gain rates may reduce the otherwise available foreign tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their income tax returns.

PFIC Securities.  The Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”).  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income or 50% or more of its average assets (by value) produce or are held for the production of passive income.  When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any unrealized gains at the end of the Fund’s fiscal and excise tax years.  Deductions for unrealized losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities or received any dividends therefrom.  Dividends paid by PFICs to the Funds are not qualified dividend income, and the Fund will not be able to designate distributions to you of PFIC dividends as qualified dividend income, which is currently eligible for the reduced rates of federal income tax applicable to long-term capital gains.  In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed by the Fund to its shareholders.  Additional charges in the nature of non-deductible interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

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MLPs.  The Funds may invest in MLPs that will be treated for federal income tax purposes as “qualified publicly traded partnerships.”  The income derived from such investments constitutes “good income” for purposes of satisfying the source of income requirement for the Funds to maintain their status as a RIC.  However, if an MLP in which a Fund invests does not qualify as a qualified publicly traded partnership (and the MLP is otherwise not treated as a corporation for federal income tax purposes), the Fund must look through to the character of income generated by the MLP.  Such income may not qualify as “good income,” and therefore, could adversely affect the Fund’s status as a RIC.

The MLPs in which the Funds intend to invest are expected to be treated as partnerships for federal income tax purposes, and accordingly, the cash distributions received by the Fund from an MLP may not correspond to the amount of income allocated to the Funds by the MLP in any given taxable year.  If the amount of income allocated to a Fund by an MLP exceeds the amount of cash received by a Fund from such MLP, the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any income and excise taxes at the Fund level.  Accordingly, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements.

Information on the Amount and Tax Character of Distributions.  The Funds will inform you of the amount and character of your distributions at the time they are paid, and will report to you the federal income tax status of such distributions shortly after the close of each calendar year.  If you have not held Fund shares for a full year, a Fund may designate and distribute to you amounts of investment company taxable income or net capital gain that are not equal to the actual amount of such income earned during the period of your investment in the Fund.  Taxable distributions declared by a Fund in October, November or December to shareholders of record, but paid in January, are taxable to you as if they were received on December 31.

Election to be Taxed as a Regulated Investment Company.  Each Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code.  As a RIC, a Fund generally pays no federal income tax on the investment company taxable income and net capital gain it distributes to you.  The Board of Trustees reserves the right not to distribute a Fund’s net capital gain or not to maintain the qualification of a Fund as a RIC if it determines such a course of action to be beneficial to shareholders.  If a Fund retains any net capital gain and pays federal income tax on such gain, it may elect to treat all or a portion of such gain as having been distributed to shareholders.  Each shareholder who holds Fund shares at the end of the Fund’s taxable year (i) will be taxed on such deemed net capital gain distributions, (ii) will be entitled to a credit or refund for such shareholder’s pro rata share of the federal income taxes paid by the Fund with respect to its undistributed net capital gain, and (iii) will be entitled to a corresponding increase to the adjusted basis of such shareholder’s Fund shares.

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If a Fund fails to qualify as a RIC and fails to obtain relief from such failure, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would generally be taxed as dividend income to the extent of such Fund’s then-current and accumulated earnings and profits.  In the event that a Fund fails to qualify as a RIC and does not obtain relief from such failure, shareholders will generally earn lower after-tax returns than if the Fund had been taxed as a RIC.

In order to qualify as a RIC for federal income tax purposes, each Fund must meet certain specific requirements, including:

(i)
A Fund must maintain a diversified portfolio of securities, such that at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities, provided that for purposes of this test, no security of any one issuer may constitute more than 5% of the value of the Fund’s total assets and no more than 10% of the outstanding voting securities of any such issuer; and (ii) no more than 25% of the value of the Fund’s assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs), or of any two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and that are engaged in the same, similar or related trades or businesses, or of certain qualified publicly traded partnerships;

(ii)
A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)	A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for its taxable year.

Excise Tax Distribution Requirements.  As a RIC, each Fund is required to distribute its ordinary income and capital gain net income on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

Required distributions.  To avoid a federal excise tax of 4.0%, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received on December 31) but can give no assurances that its distributions will be sufficient to eliminate all taxes at the Fund level.

Post-October losses.  Because the periods for measuring a RIC’s income are different for excise and income tax purposes, special rules are required to protect the amount of earnings and profits needed to support excise tax distributions.  For instance, if a RIC that uses October 31 as the measurement period for distributing capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the RIC likely would have insufficient earnings and profits for that taxable year to support the treatment of its required distributions for that calendar year.  Accordingly, a Fund is permitted to elect to treat certain net capital losses realized between November 1 and its fiscal year end of March 31 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., April 1).  Each Fund generally intends to make such election to defer post-October losses.

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Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal income tax purposes.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less.

Sales, Exchanges or Redemptions at a loss within six months of purchase.  Any loss incurred on a sale, exchange or redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any net capital gain distributed to you or deemed to be distributed to you by the Fund on those shares.  In determining the holding period of shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted.

Wash sales.  All or a portion of any loss that you realize on a sale, exchange or redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of distributions or otherwise) within 30 days before or after your share sale, exchange or redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Securities.  Income earned on certain U.S. government obligations is generally exempt from state and local income taxes if earned directly by you.  States generally grant tax-free status to distributions paid by a Fund attributable to interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Income earned on investments in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment at the state level.  The rules on exclusion of this income are generally different for corporations.

Medicare Tax Imposed on Certain Income.  Certain individuals, trusts and estates may be subject to a net investment income (“NII”) tax of 3.8% (in addition to the regular income tax).  The NII tax is imposed on the lesser of a taxpayer’s (i) investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  Investment income generally consists of passive income, including interest, dividends, annuities, royalties, rents and capital gains.  Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax.  In addition, any capital gain realized upon the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

Investment in Complex Securities.  The Funds may invest in complex securities that could be subject to numerous special and complex tax rules.  These rules could accelerate the recognition of income by a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions), defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to federal income tax.  These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income.  These rules could, therefore, affect the amount, timing or character of Fund distributions.

Cost Basis Reporting.  Each Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired by such shareholders on or after January 1, 2012 (“covered shares”) when they redeem such shares.  These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies (“non-covered shares”).  Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares.  The Funds are not required to determine or report your cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.

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The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale, exchange or redemption of a share results in a capital gain or loss.  If you sell, exchange or redeem covered shares during any year, then the Funds will report the gain or loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.

A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when you sell, exchange or redeem less than your entire holding of the Fund shares and have made multiple purchases of Fund shares on different dates at differing net asset values.  If you do not affirmatively elect an IRS-approved  cost basis method, the Funds will use the average cost method, which averages the basis of all Fund shares in your account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first.  You may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in your Fund shares.  The default cost basis method applied by a Fund or the alternate method elected by you may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold shares of a Fund through a financial intermediary or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax advisor regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Backup Withholding.  By law, a Fund must withhold a portion of your distributions and sales proceeds unless you:

•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so.  When backup withholding is required, the amount will be 24% of any distributions or proceeds paid.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the U.S., are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.  Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

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In general.  The U.S. imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S.-source dividends, including on distributions of investment company taxable income paid to you by a Fund, subject to exemptions for net capital gain, as described below.  However, notwithstanding such exemption from U.S. withholding at the source, any distributions of investment company taxable income and net capital gain, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate set under Section 3406 of the Code if you fail to properly certify that you are not subject to backup withholding.

If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Distributions of Net Capital Gain.  In general, distributions of net capital gain of a Fund (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more (as calculated pursuant to a special formula) during the taxable year.

U.S. estate tax.  An individual who, at the time of death, is a non-U.S. investor will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies.  If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.  The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (which effectively exempts the first $60,000 of U.S. situs assets).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.  Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

U.S. tax certification rules.  Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8BEN or W-8BEN-E (or other applicable Form W-8) to establish that he or she is not a U.S. person, to claim that he or she is the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty.  A Form W-8BEN or W-8BEN-E will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Withholding under FATCA.  Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid after December 31, 2018 to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items.  In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares.  Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change.  This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

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Capital Loss Carryforward.  For net capital losses arising in tax years beginning on or before December 22, 2010, each Fund is permitted to carry forward a net capital loss to offset its capital gains, if any, realized during the eight years following the year of the loss and each Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried.  For net capital losses arising in tax years beginning after December 22, 2010, each Fund may carry forward such losses, if any, indefinitely and net capital losses generally retain their character as short-term or long-term.  If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.  Accordingly, no Fund expects to distribute any such offsetting capital gains.  A Fund cannot carry back or carry forward any net operating losses.

[As of March 31, 2019, the Funds had no accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable capital gains. ]

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  This section is based on the Code, Treasury Regulations, judicial decisions, and IRS guidance on the date hereof, all of which are subject to change, and possibly with retroactive effect.  No assurance can be given that legislative, judicial, or administrative changes will not be forthcoming which could affect the accuracy of any statements made in this section.  You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

FINANCIAL STATEMENTS

The audited financial statements of each of the Buffalo Funds, which are contained in the March 31, 2019 Annual Report to Shareholders, are incorporated herein by reference.  Unaudited reports to shareholders will be published at least semi-annually.

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54

APPENDIX A

RATINGS DEFINITIONS

S & P Global Ratings Issue Credit Rating Definitions

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

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D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

SPUR (S&P Underlying Rating)
A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.

Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

The analyses, including ratings, of S&P Global Ratings and its affiliates (together, S&P Global Ratings) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P Global Ratings assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P Global Ratings’ opinions and analyses do not address the suitability of any security. S&P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such. While S&P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

1.  Federal deposit insurance limit: ‘L’ qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

2.  Principal: ‘p’ qualifier
This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

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3.  Preliminary ratings: ‘prelim’ qualifier
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
•
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

4.  Termination structures: ‘t’ qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

5.  Counterparty instrument rating: ‘cir’ qualifier
This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

1.  Contingent upon final documentation: ‘*’ inactive qualifier
This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

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2.  Termination of obligation to tender: ‘c’ inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

3.  U.S. direct government securities: ‘G’ inactive qualifier
The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

4.  Public information ratings: ‘pi’ qualifier
This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

5.  Provisional ratings: ‘pr’ inactive qualifier
The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

6.  Quantitative analysis of public information: ‘q’ inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

7.  Extraordinary risks: ‘r’ inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers

1.  Unsolicited: ‘unsolicited’ and ‘u’ identifier
The ‘u’ identifier and ‘unsolicited’ designation are assigned to credit ratings initiated by parties other than the issuer or its agents, including those initiated by S&P Global Ratings.

2.  Structured finance: ‘sf’ identifier
The ‘sf’ identifier shall be assigned to ratings on "structured finance instruments" when required to comply with applicable law or regulatory requirement or when S&P Global Ratings believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness. For detailed information on the instruments assigned the ‘sf’ identifier, please see "S&P Announces Changes To The List of Instruments Carrying The Structured Finance Identifier" in Section VIII, under "Related Research."

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Local Currency and Foreign Currency Ratings
S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1.  An application was not received or accepted.

2.  The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3.  There is a lack of essential data pertaining to the issue or issuer.

4.  The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

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Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issues by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

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Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

SHORT-TERM VS. LONG-TERM RATINGS

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Fitch’s National Credit Ratings

National scale ratings are an opinion of creditworthiness relative to the universe of issuers and issues within a single country. They are most commonly used in emerging market countries with sub- or low investment grade sovereign ratings on the international scale.

As creditworthiness can be expressed across the full range of the scale, a national scale can enable greater rating differentiation within a market than the international scale, particularity in highly speculative grade countries where ratings tend to cluster around the often low sovereign rating due to higher risks associated with a more volatile operating environment.

A "+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

National scale ratings are assigned on the basis that the “best credits or issuers” in the country are rated ‘AAA’ on the national scale. National Ratings are then assessed using the full range of the national scale based on a comparative analysis of issuers rated under the same national scale to establish a relative ranking of credit worthiness.

At any given point in time, there is a certain relationship between National and International Ratings but there is not a precise translation between the scales. Fitch monitors the ratings relationship of issuers rated on both the international and national scales to ensure the consistency of rating relativities across scales. In other words, if issuer “X” is rated higher than issuer “Y” on one scale, issuer “X” cannot be rated lower than issuer “Y” on the other scale.

National Ratings for local issuers exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.

In certain countries, regulators have established credit rating scales to be used within their domestic markets using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Fitch maintains internal mapping tables that document the current relationship between the National and International Local Currency Ratings in each jurisdiction where we maintain a National Rating scale in order to serve as a tool for analysts. Where our National rating coverage exceeds a minimum threshold and there is external demand, these mappings will be published on this site. Presently, publicly available mappings can be accessed here. Fitch currently publishes the mapping tables for Brazil and South Africa.

Limitations of the National Rating Scale

Specific limitations relevant to National Rating scale include:

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•	National scale ratings are only available in selected countries.
•
National scale ratings are only directly comparable with other national ratings in the same country.  There is a certain correlation between national and global ratings but there is not a precise translation between the scales.  The implied vulnerability to default of a given national scale rating will vary over time.

•
The value of default studies for National Ratings is limited. Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time. As a result, a default study using only National Ratings may not give an accurate picture of the historical relationship between ratings and default risk. Users should exercise caution in making inferences relating to the relative vulnerability to default of national scale ratings using the historical default experience with International Ratings and mapping tables to link the National and International ratings. As with ratings on any scale, the future will not necessarily follow the past.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country.  Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary  union.

RD(xxx):  Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

D(xxx)
Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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Notes to Long-Term and Short-Term National Ratings:

The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

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LONG-TERM RATINGS

S & P Global Ratings Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S & P Global Ratings analysis of the following considerations:

•	Likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation and the promise we impute; and
•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issuer Credit Ratings

AAA
An obligation rated ‘AAA’ has the highest rating assigned by S & P Global Ratings.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.  The ‘CC’ rating is used when a default has not yet occurred, but S & P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on pages A-2 and A-3.

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Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings

Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.  Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs.  Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment.  Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country.  This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country or monetary union.  The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country or monetary union.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country or monetary union.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country or monetary union.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country or monetary union.

CCC(xxx) ‘CCC’ National Ratings denote very high default risk relative to other issuers or obligations in the same country or monetary union.

CC(xxx) ‘CC’ National Ratings denote default risk is among the highest relative to other issuers or obligations in the same country or monetary union.

C(xxx) A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;
c.	the formal announcement by the issuer or their agent of a distressed debt exchange; and
d.
a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent

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RD(xxx):  Restricted default.
‘RD’ ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.  This would include:

a.	the selective payment default on a specific class or currency of debt;
b.
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or
d.	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

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MUNICIPAL NOTE RATINGS

S & P Global Ratings Municipal Short-Term Note Ratings Definitions

An S & P Global Ratings U.S. municipal note rating reflects S & P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, S & P Global Ratings analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

D
'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions

See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings  beginning on page A-2.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating.  Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

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MIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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VMIG 3
This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

* For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.

VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.

US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*For SBPA-backed VRDBs, The rating transitions are higher to allow for distance to downgrade to below investment grade due to the presence of automatic termination events in the SBPAs.

Reviewed November 26, 2018

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BUFFALO FUNDS
PART C

OTHER INFORMATION

Item 28.      Exhibits.

(a)			Declaration of Trust.
	(i)	(A)	Agreement and Declaration of Trust dated February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.
(B)
Certificate of Trust of Registrant as filed with the State of Delaware on February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.

		(C)	Certificate of Amendment to Certificate of Trust was previously filed with Post-Effective Amendment No. 50 on Form N-1A on August 3, 2016, and is incorporated herein by reference.
(b)			By-Laws of Registrant dated February 14, 2001, were previously filed with Registration Statement on Form N-1A on February 21, 2001, and are incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(d)			Investment Advisory Contracts.
	(i)	(A)	Amended and Restated Management Agreement — To Be Filed By Amendment.
(e)			Distribution Contracts.
Amended and Restated Distribution Agreement was previously filed with Post-Effective Amendment No. 43 on Form N-1A on May 31, 2013, and is incorporated herein by reference.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)			Custodian Agreements.
	(i)		Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 47 on Form N-1A on July 24, 2015, and is incorporated herein by reference.
	(ii)		Amendment to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 47 on Form N-1A on July 24, 2015, and is incorporated herein by reference.
(h)			Other Material Contracts.
Amended and Restated Master Services Agreement — To Be Filed By Amendment.
(i)			Legal Opinions.
	(i)		Institutional Class Shares Issuance Opinion — To Be Filed By Amendment.
	(ii)		Consent of Counsel — To Be Filed By Amendment.
(j)			Other Opinions.
	(i)		Consent of Independent Registered Public Accounting Firm — To Be Filed By Amendment.
	(ii)		Power of Attorney for Registrant — Filed Herewith.
(k)			Omitted Financial Statements – Not Applicable.
(l)			Initial Capital Agreements – Not Applicable.
(m)			Shareholder Servicing Plan — To Be Filed By Amendment.
(n)			Rule 18f-3 Plan — To Be Filed By Amendment.
(o)			Reserved.
(p)			Code of Ethics.

(i)	Amended and Restated Joint Code of Ethics for Registrant and Kornitzer Capital Management, Inc. — To Be Filed By Amendment.
(ii)	Code of Ethics for Principal Underwriter was previously filed with Post-Effective Amendment No. 45 on Form N-1A on July 23, 2014, and is incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant

None.

Item 30.      Indemnification

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

Article VII, Section 2(b) of the Agreement and Declaration of Trust provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

Item 31.      Business and Other Connections of Investment Adviser

Kornitzer Capital Management, Inc. (“Kornitzer”) is a federally registered investment adviser that provides investment management services to the Buffalo Funds family of mutual funds.  Kornitzer also manages the assets of non-fund advisory clients.

For information as to any other business, vocation or employment of a substantial nature in which Kornitzer and each officer of Kornitzer has been engaged for its or his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see Kornitzer’s Form ADV (File No. 801-34933) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

Item 32.      Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	LoCorr Investment Trust
Aegis Funds	Lord Asset Management Trust
Allied Asset Advisors Funds	MainGate Trust
Alpha Architect ETF Trust	Managed Portfolio Series
Amplify ETF Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Fund Trust
Barrett Opportunity Fund, Inc.	Matrix Advisors Value Fund, Inc.

2

Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Equity Income Fund, Inc.
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds
CG Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
First American Funds, Inc.	Provident Mutual Funds, Inc.
FundX Investment Trust	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	RBB Fund, Inc.
Glenmede Portfolios	RBC Funds Trust
GoodHaven Funds Trust	Series Portfolios Trust
Greenspring Fund, Inc.	Sims Total Return Fund, Inc.
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TigerShares Trust
Horizon Funds	TrimTabs ETF Trust
Hotchkis & Wiley Funds	Trust for Professional Managers
Intrepid Capital Management Funds Trust	Trust for Advised Portfolios
IronBridge Funds, Inc.	USA Mutuals
Jacob Funds, Inc.	Wall Street EWM Funds Trust
Jensen Quality Growth Fund Inc.	Westchester Capital Funds
Kirr Marbach Partners Funds, Inc.	Wisconsin Capital Funds, Inc.
LKCM Funds	YCG Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Teresa Cowan(1)	President, Board Member, Board Chairperson	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Anita M. Zagrodnik(1)	Board Member	None
Stephanie J. Fisher	Board Member	None
Susan LaFond(1)	Vice President, Treasurer, Co-Chief Compliance Officer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Jennifer Brunner(1)	Vice President, Co-Chief Compliance Officer	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

3

Item 33.      Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	Kornitzer Capital Management, Inc. 5420 West 61st Place Mission, Kansas 66205
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue, 6th Floor Milwaukee, Wisconsin 53202

Item 34.      Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.      Undertakings

Not Applicable.

4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shawnee Mission and State of Kansas, on May 1, 2019.

 BUFFALO FUNDS
 Registrant

 By:  /s/ Clay Brethour*
        Clay Brethour
        President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 56 to its Registration Statement has been signed below on May 1, 2019, by the following persons in the capacities indicated.

Clay Brethour* Clay Brethour	President, Treasurer and Trustee
Philip J. Kennedy* Philip J. Kennedy	Trustee
Rachel F. Lupardus* Rachel F. Lupardus	Trustee
Jeffrey D. Yowell* Jeffrey D. Yowell	Chairman and Trustee
* By: /s/ Clay Brethour Clay Brethour (Pursuant to Power of Attorney filed herewith)

5

INDEX TO EXHIBITS

Exhibit	Exhibit No.

Power of Attorney for Registrant	EX.99.j.(ii)